UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-02071

Exact name of registrant as specified in charter: Delaware Group® Income Funds

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: July 31

Date of reporting period: July 31, 2011

Item 1. Reports to Stockholders

Annual report Delaware Core Bond Fund July 31, 2011 Fixed income mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Core Bond Fund at www.delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Core Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Portfolio management review	1
Performance summary	4
Disclosure of Fund expenses	8
Security type/sector allocation	10
Statement of net assets	11
Statement of assets and liabilities	24
Statement of operations	25
Statements of changes in net assets	26
Financial highlights	28
Notes to financial statements	36
Report of independent registered
public accounting firm	47
Other Fund information	48
Board of trustees/directors and
officers addendum	50
About the organization	60

Unless otherwise noted, views expressed herein are current as of July 31, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review
Delaware Core Bond Fund	August 9, 2011

Performance preview (for the year ended July 31, 2011)
Delaware Core Bond Fund (Class A shares)	1-year return	+4.49%
Barclays Capital U.S. Aggregate Index (benchmark)	1-year return	+4.44%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Core Bond Fund, please see the table on page 4.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

The Fund’s fiscal year ended July 31, 2011, was characterized by an increasingly challenging economic environment. Bonds with lower credit ratings and higher yields enjoyed solid results for much of the fiscal year. However, in the final months of the fiscal year, many investors began to favor higher-quality securities as debt-related troubles heated up in Europe and the U.S. economy slowed.

Mounting data indicated a faltering global economic recovery and raised new fears of a double-dip recession in the United States. The nation’s gross domestic product, which measures the combined dollar value of goods and services the country produces, grew by an estimated 1.3% in the second quarter of 2011, on the heels of a mere 0.4% increase in the first three months of 2011. Unemployment was an especially big trouble spot, with the U.S. jobless rate finishing July 2011 at 9.1%, up from 8.8% as recently as March 2011. (Sources: U.S. Commerce Department, U.S. Labor Department.)

At the start of the Fund’s fiscal year, in an effort to stimulate the economy, the Federal Reserve announced a second round of quantitative easing, commonly known as QE2. The plan involved the Fed purchasing enormous quantities of government bonds to

Relative to its benchmark, the Fund benefited from many of its higher-quality corporate bond positions, and from maintaining a significant overweighting in the corporate bond category.

Portfolio management review
Delaware Core Bond Fund

lower long-term interest rates. In conjunction with a payroll tax cut and a two-year extension of federal income-tax rates following last year’s November elections, it led to a rally in riskier assets such as equities and corporate bonds.

Generally, investors remained tolerant of risk for several months during the Fund’s fiscal year. By spring 2011, however, risk aversion gradually returned to the market. Many bond investors once again began to favor higher-quality debt, while returns on assets such as commercial mortgage-backed securities (CMBS), nonagency residential mortgage-backed securities (MBS), high yield corporate bonds, and equities began to lag Treasurys, which generally benefited from their perceived increased safety.

Within the Fund

For the fiscal year, Delaware Core Bond Fund Class A shares returned +4.49% at net asset value and -0.24% at maximum offer price (both returns include reinvested distributions). In comparison, the Fund’s benchmark, the Barclays Capital U.S. Aggregate Index, returned +4.44%. For complete annualized performance for Delaware Core Bond Fund, please see the table on page 4.

Corporate and international government debt contributed

Relative to its benchmark, the Fund benefited from many of its higher-quality corporate bond positions, and from maintaining a significant overweighting in the corporate bond category. More specifically, increased exposure to high-quality U.S. banks and insurance companies helped, as did the Fund’s allocation to utility, natural resource, healthcare, and communication company bonds, as well as its stake in energy pipeline securities in the form of master limited partnerships.

Periodic investments in the government securities of Australia, Canada, and Brazil — three countries that benefited from conservative fiscal management, low deficits, and low debt ratios — also contributed to the Fund’s performance. The decline in the value of the dollar relative to these countries’ currencies also boosted returns for the Fund.

Mortgage-backed underperformance

For much of its fiscal year, the Fund’s portfolio was conservatively positioned with respect to its residential MBS and CMBS allocations. For example, the Fund had little exposure to riskier, nonagency-backed MBS. Among CMBS, we focused on securities with high credit ratings and whose issue dates occurred when underwriting standards were stricter (for example, many CMBS issued during 2006 and 2007 have lower credit quality). This positioning hampered performance for much of the Fund’s fiscal year, as many bond investors looked to obtain additional yield from riskier securities. However, during the final three months of the fiscal year, our defensive positioning helped the Fund close some of the gap.

A second source of underperformance was the Fund’s short position in the euro currency, given our concern about the region’s mounting debt challenges combined with slow economic growth. At times throughout the fiscal year, this strategy was unsuccessful due to, in our view, the euro’s surprising strength relative to the dollar. Of final note, the Fund’s more-limited exposure to high yield corporate bonds provided an opportunity cost for the first nine months of its fiscal year — essentially, owning more of these securities could have potentially helped relative performance during that time. That said, this more defensive positioning generally proved helpful in the last several months of the Fund’s fiscal year, when many investors favored bonds with less credit risk.

Relatively few adjustments to the Fund

Changes to the Fund’s broad strategic allocations were generally modest throughout the fiscal year. Many of the tactical adjustments we made were more defensive in nature as we sought to reduce the portfolio’s risk exposure. Entering the fiscal year, for example, we had limited the Fund’s exposure to lower-rated, high yielding bonds. We did more of this in spring 2011 to further reduce the portfolio’s credit risk amid increased market volatility and economic uncertainty. This approach generally worked well in the final months of the fiscal year, as high yield bonds struggled amid an increasingly risk-averse market backdrop.

Interest rate positioning is not typically a part of our overall portfolio management approach, but in late 2010, we identified a tactical need to make the Fund less sensitive to rising rates, given the prevailing movements in rates at that time. Within several months, however, the potential for any further rate increases seemed reduced, and we once again allowed the portfolio to be somewhat more sensitive to interest rate movements. We maintained this positioning throughout the rest of the Fund’s fiscal year.

Two more modest portfolio adjustments were to reduce the Fund’s allocation to U.S. financial company bonds — which we believed were potentially vulnerable to European debt troubles and a slowing U.S. economy — and to focus on higher-rated credits.

Adhering to our approach

At the end of the fiscal year, we believed the Fund’s relatively defensive positioning was appropriate, given the risks we saw to the global economy. Another risk on the horizon was the potential for investors to perceive deterioration in U.S. credit quality, which could lead to higher bond yields in the future.

Despite the uncertainty, we intend to continue following our overall investment approach, concentrating on fixed income securities that we believe offer good value relative to their risks. We continue to focus on high-quality corporate bonds and on certain international bonds issued by what we view as financially healthy nations, while remaining relatively underweight in U.S. government securities as of the end of the Fund’s fiscal year, whose performance potential we viewed as more limited as of that time.

Performance summary
Delaware Core Bond Fund	July 31, 2011

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance1,2	Average annual total returns through July 31, 2011
	1 year	5 years	10 years	Lifetime
Class A (Est. March 12, 1996)
Excluding sales charge	+4.49%	+6.53%	+5.41%	n/a
Including sales charge	-0.24%	+5.56%	+4.93%	n/a
Class C (Est. Sept. 30, 2009)
Excluding sales charge	+3.70%	n/a	n/a	+5.55%
Including sales charge	+2.70%	n/a	n/a	+5.55%
Class R (Est. Sept. 30, 2009)
Excluding sales charge	+3.76%	n/a	n/a	+6.03%
Including sales charge	+3.76%	n/a	n/a	+6.03%
Institutional Class (Est. Sept. 30, 2009)
Excluding sales charge	+4.83%	n/a	n/a	+6.93%
Including sales charge	+4.83%	n/a	n/a	+6.93%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Delaware Core Bond Fund is the successor to The Intermediate Fixed Income Portfolio of the Delaware Pooled® Trust pursuant to the reorganization (Reorganization) of The Intermediate Fixed Income Portfolio into the Fund. Prior to the Reorganization, the Fund had no investment operations. Accordingly, for periods before Sept. 30, 2009, the performance information shown above that includes data from that period and on pages 6 and 7 is historical information for The Intermediate Fixed Income Portfolio. The Intermediate Fixed Income Portfolio had the same investment objective and a similar investment strategy as the Fund, and was managed by the same portfolio managers. Because the Fund’s fees and expenses are higher than those of The Intermediate Fixed Income Portfolio, the Fund’s performance would have been lower than that shown for relevant periods in this report.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 6. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of up to 4.50%, and have an annual distribution and service fee of up to 0.30% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied. This fee has been contractually limited to 0.25% of average daily net assets from Nov. 26, 2010, through Nov. 28, 2011.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, which has been limited contractually to 0.50% from Nov. 26, 2010, through Nov. 28, 2011.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

The Fund may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivative transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations.

The Fund may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

Per Standard & Poor’s credit rating agency, bonds rated below AAA, including A, are more susceptible to the adverse effects of changes in circumstances and economic conditions than those in higher-rated categories, but the obligor’s capacity to meet its financial commitment on the obligation is still strong. Bonds rated BBB exhibit adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics with BB indicating the least degree of speculation.

Performance summary
Delaware Core Bond Fund

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.65% of the Fund’s average daily net assets from Nov. 26, 2010, through Nov. 28, 2011. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/ or reimbursements.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expenses	2.25%	2.95%	2.55%	1.95%
(without fee waivers)
Net expenses	0.90%	1.65%	1.15%	0.65%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual

Performance of a $10,000 investment1
Average annual total returns from July 31, 2001, through July 31, 2011

For period beginning July 31, 2001, through July 31, 2011	Starting value	Ending value
Barclays Capital U.S. Aggregate Index	$10,000	$17,369
Delaware Core Bond Fund — Class A shares	$9,550	$16,170

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on July 31, 2001, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on pages 4 through 7.

The chart also assumes $10,000 invested in the Barclays Capital U.S. Aggregate Index as of July 31, 2001. The Barclays Capital U.S. Aggregate Index is a broad composite of more than 8,000 securities that tracks the investment grade domestic bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DPFIX	245908710
Class C	DCBCX	245908694
Class R	DEBRX	245908686
Institutional Class	DCBIX	245908678

Disclosure of Fund expenses
For the six-month period from February 1, 2011 to July 31, 2011

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from February 1, 2011 to July 31, 2011.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Core Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	2/1/11	7/31/11	Expense Ratio	2/1/11 to 7/31/11*
Actual Fund return
Class A	$1,000.00	$1,043.10	0.90%	$4.56
Class C	1,000.00	1,039.10	1.65%	8.34
Class R	1,000.00	1,035.80	1.15%	5.80
Institutional Class	1,000.00	1,044.10	0.65%	3.29
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.33	0.90%	$4.51
Class C	1,000.00	1,016.61	1.65%	8.25
Class R	1,000.00	1,019.09	1.15%	5.76
Institutional Class	1,000.00	1,021.57	0.65%	3.26

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Security type/sector allocation
Delaware Core Bond Fund	As of July 31, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Agency Asset-Backed Securities	0.09%
Agency Collateralized Mortgage Obligations	2.01%
Agency Mortgage-Backed Securities	27.90%
Commercial Mortgage-Backed Securities	4.70%
Corporate Bonds	27.73%
Banking	6.64%
Basic Industry	2.01%
Brokerage	0.32%
Capital Goods	0.12%
Communications	2.86%
Consumer Cyclical	0.79%
Consumer Non-Cyclical	3.93%
Electric	0.77%
Energy	2.27%
Financials	0.86%
Insurance	1.41%
Natural Gas	1.96%
Real Estate	1.21%
Technology	1.64%
Transportation	0.94%
Municipal Bond	0.79%
Non-Agency Asset-Backed Securities	3.05%
Regional Bonds	0.65%
Sovereign Bonds	0.91%
U.S. Treasury Obligations	30.87%
Preferred Stock	0.22%
Short-Term Investments	17.18%
Total Value of Securities	116.10%
Liabilities Net of Receivables and Other Assets	(16.10%)
Total Net Assets	100.00%

Statement of net assets
Delaware Core Bond Fund	July 31, 2011

	Principal amount (U.S. $)	Value (U.S. $)
Agency Asset-Backed Securities – 0.09%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.407% 9/26/33	$11,004	$11,496
Fannie Mae Whole Loan
Series 2001-W2 AS5 6.473% 10/25/31	9,281	9,593
•Series 2002-W11 AV1 0.527% 11/25/32	1,247	1,201
Total Agency Asset-Backed Securities
(cost $21,420)		22,290

Agency Collateralized Mortgage Obligations – 2.01%
Fannie Mae REMICs
Series 2004-49 EB 5.00% 7/25/24	64,378	70,847
Series 2010-116 Z 4.00% 10/25/40	36,184	32,116
Fannie Mae Whole Loan
Series 2003-W15 2A7 5.55% 8/25/43	24,334	26,611
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	41,243	47,548
Series 3027 DE 5.00% 9/15/25	60,000	66,108
Series 3656 PM 5.00% 4/15/40	10,000	10,822
•Series 3800 AF 0.687% 2/15/41	172,489	172,471
GNMA Series 2010-113 KE 4.50% 9/20/40	50,000	52,038
NCUA Guaranteed Notes
Series 2010-C1 A2 2.90% 10/29/20	20,000	20,411
• Vendee Mortgage Trust
Series 2000-1 1A 6.814% 1/15/30	21,639	25,374
Total Agency Collateralized Mortgage
Obligations (cost $509,929)		524,346

Agency Mortgage-Backed Securities – 27.90%
• Fannie Mae ARM
2.474% 12/1/33	18,965	19,886
2.499% 8/1/34	24,346	25,599
Fannie Mae Relocation 30 yr 5.00% 1/1/34	1,868	1,977
Fannie Mae S.F. 15 yr
3.50% 7/1/26	255,000	262,576
4.00% 7/1/25	218,291	229,142
4.00% 8/1/25	292,403	306,939
4.00% 11/1/25	312,307	328,856
5.00% 9/1/25	578,407	621,400
8.00% 10/1/14	63	64

Statement of net assets
Delaware Core Bond Fund

		Principal amount (U.S. $)	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
	Fannie Mae S.F. 15 yr TBA
	3.50% 9/1/26	$180,000	$184,472
	4.50% 9/1/26	1,010,000	1,071,074
	Fannie Mae S.F. 20 yr 5.50% 8/1/28	56,445	61,364
	Fannie Mae S.F. 30 yr
	5.00% 12/1/37	4,819	5,154
	5.00% 2/1/38	4,318	4,615
	5.00% 7/1/40	183,345	195,980
	6.00% 9/1/38	263,514	290,131
	6.00% 3/1/39	90,855	100,203
	7.50% 12/1/32	5,094	5,997
	9.50% 4/1/18	734	868
	Fannie Mae S.F. 30 yr TBA
	4.00% 9/1/41	510,000	516,216
	5.50% 9/1/41	520,000	562,169
	6.00% 9/1/41	1,795,000	1,969,382
	6.50% 8/1/41	75,000	83,273
•	Freddie Mac ARM
	2.48% 4/1/33	5,621	5,666
	2.822% 4/1/34	3,666	3,858
	5.029% 8/1/38	221,107	237,854
	5.181% 7/1/36	8,676	9,116
	Freddie Mac Relocation 15 yr 3.50% 10/1/18	2,273	2,352
	Freddie Mac S.F. 15 yr
	5.00% 4/1/20	11,796	12,763
	5.50% 7/1/24	132,886	143,983
	GNMA I S.F. 15 yr 7.50% 4/15/13	251	256
	GNMA I S.F. 30 yr 7.50% 2/15/32	2,568	3,026
Total Agency Mortgage-Backed Securities
	(cost $7,220,493)		7,266,211

Commercial Mortgage-Backed Securities – 4.70%
	Bank of America Merrill Lynch Commercial Mortgage
	Series 2004-2 A3 4.05% 11/10/38	12,612	12,767
	Series 2005-1 A3 4.877% 11/10/42	13,397	13,420
	Bear Stearns Commercial Mortgage Securities
	•Series 2005-PW10 A4 5.405% 12/11/40	125,000	137,180
	Series 2007-PW15 A4 5.331% 2/11/44	25,000	26,330
w•	Commercial Mortgage Pass Through Certificates
	Series 2005-C6 A5A 5.116% 6/10/44	120,000	130,480

		Principal amount (U.S. $)	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
•	Credit Suisse Mortgage Capital Certificates
	Series 2006-C1 AAB 5.422% 2/15/39	$18,103	$19,058
•	General Electric Capital Commercial Mortgage
	Series 2005-C4 A2 5.305% 11/10/45	8,391	8,387
	Goldman Sachs Mortgage Securities II
	•Series 2004-GG2 A6 5.396% 8/10/38	20,000	21,571
	Series 2005-GG4 A4 4.761% 7/10/39	35,000	37,213
	Series 2005-GG4 A4A 4.751% 7/10/39	105,000	112,080
	•Series 2006-GG6 A4 5.553% 4/10/38	120,000	130,469
•	JPMorgan Chase Commercial Mortgage Securities
	Series 2005-LDP4 A4 4.918% 10/15/42	30,000	32,476
	Series 2005-LDP5 A4 5.205% 12/15/44	15,000	16,434
	Lehman Brothers-UBS Commercial Mortgage Trust
	Series 2004-C1 A4 4.568% 1/15/31	100,000	105,698
	Morgan Stanley Capital I
	Series 2005-HQ6 A4A 4.989% 8/13/42	160,000	172,149
	•Series 2007-T27 A4 5.641% 6/11/42	190,000	210,944
#	TimberStar Trust
	Series 2006-1A A 144A 5.668% 10/15/36	35,000	38,469
Total Commercial Mortgage-Backed Securities
	(cost $1,114,023)		1,225,125

Corporate Bonds – 27.73%
Banking – 6.64%
	Abbey National Treasury Services 4.00% 4/27/16	70,000	68,627
#	Bank Nederlandse Gemeenten 144A
	1.75% 10/6/15	40,000	40,365
	4.375% 2/16/21	74,000	78,837
	BB&T
	5.20% 12/23/15	30,000	33,132
	5.25% 11/1/19	101,000	108,479
	Capital One Capital V 10.25% 8/15/39	30,000	31,928
	Capital One Financial 4.75% 7/15/21	110,000	111,409
	City National 5.25% 9/15/20	30,000	31,373
	Fifth Third Bancorp 3.625% 1/25/16	85,000	87,235
	Goldman Sachs Group
	5.25% 7/27/21	40,000	40,911
	5.375% 3/15/20	30,000	31,165
	JPMorgan Chase 5.60% 7/15/41	80,000	81,026
	JPMorgan Chase Capital XXV 6.80% 10/1/37	70,000	71,180

Statement of net assets
Delaware Core Bond Fund

	Principal amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
KeyCorp 5.10% 3/24/21	$105,000	$110,063
PNC Funding
5.125% 2/8/20	170,000	185,762
5.25% 11/15/15	15,000	16,560
Santander Holdings USA 4.625% 4/19/16	20,000	20,685
SunTrust Banks 3.60% 4/15/16	20,000	20,545
SVB Financial Group 5.375% 9/15/20	50,000	51,627
US Bancorp
3.15% 3/4/15	55,000	57,835
4.125% 5/24/21	80,000	82,386
• USB Capital IX 3.50% 10/29/49	70,000	57,311
Wachovia
•0.619% 10/15/16	20,000	18,714
5.25% 8/1/14	200,000	216,526
5.625% 10/15/16	35,000	38,887
Wells Fargo 4.60% 4/1/21	35,000	36,502
		1,729,070
Basic Industry – 2.01%
Alcoa 6.75% 7/15/18	70,000	79,945
ArcelorMittal
5.50% 3/1/21	50,000	51,316
9.85% 6/1/19	55,000	71,689
# Barrick North America Finance 144A
5.70% 5/30/41	40,000	41,270
Dow Chemical
4.25% 11/15/20	40,000	41,133
8.55% 5/15/19	68,000	89,969
International Paper 9.375% 5/15/19	40,000	52,966
Lubrizol 5.50% 10/1/14	15,000	16,908
Teck Resources
4.75% 1/15/22	45,000	47,082
9.75% 5/15/14	26,000	31,709
		523,987
Brokerage – 0.32%
Jefferies Group
5.875% 6/8/14	10,000	10,886
6.45% 6/8/27	15,000	15,234
Lazard Group 6.85% 6/15/17	50,000	56,179
		82,299

14

	Principal amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Capital Goods – 0.12%
Republic Services
4.75% 5/15/23	$20,000	$20,678
5.25% 11/15/21	10,000	10,914
		31,592
Communications – 2.86%
AT&T 4.45% 5/15/21	55,000	58,273
# Crown Castle Towers 144A 4.883% 8/15/20	85,000	87,875
DIRECTV Holdings 5.00% 3/1/21	20,000	21,384
Discovery Communications 4.375% 6/15/21	65,000	67,140
# NBC Universal Media 144A 4.375% 4/1/21	60,000	61,457
Qwest 8.375% 5/1/16	90,000	107,101
Telefonica Emisiones
5.462% 2/16/21	15,000	15,070
6.421% 6/20/16	85,000	93,393
Time Warner Cable
8.25% 2/14/14	5,000	5,822
8.25% 4/1/19	45,000	57,756
Verizon Communications 4.60% 4/1/21	100,000	107,689
# Vivendi 144A 6.625% 4/4/18	55,000	63,277
		746,237
Consumer Cyclical – 0.79%
CVS Caremark 4.75% 5/18/20	55,000	59,178
Historic TW 6.875% 6/15/18	35,000	42,016
Time Warner 4.75% 3/29/21	100,000	105,314
		206,508
Consumer Non-Cyclical – 3.93%
Amgen
3.45% 10/1/20	15,000	14,793
4.10% 6/15/21	105,000	108,024
Celgene 3.95% 10/15/20	90,000	90,493
Coca-Cola Enterprises 3.50% 9/15/20	75,000	74,546
Express Scripts 3.125% 5/15/16	45,000	46,028
Kraft Foods 6.125% 8/23/18	40,000	47,342
McKesson 4.75% 3/1/21	170,000	185,168
Medco Health Solutions
4.125% 9/15/20	20,000	19,875
7.125% 3/15/18	65,000	77,838

15

Statement of net assets
Delaware Core Bond Fund

	Principal amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Quest Diagnostics
4.70% 4/1/21	$120,000	$127,382
4.75% 1/30/20	5,000	5,354
Whirlpool 4.85% 6/15/21	40,000	40,853
# Woolworths 144A
3.15% 4/12/16	40,000	41,317
4.55% 4/12/21	40,000	41,987
Yale University 2.90% 10/15/14	20,000	21,171
Zimmer Holdings 4.625% 11/30/19	75,000	80,719
		1,022,890
Electric – 0.77%
Duke Energy Carolinas 3.90% 6/15/21	50,000	51,958
Great Plains Energy 4.85% 6/1/21	45,000	46,678
Southern California Edison 5.50% 8/15/18	40,000	46,496
• Wisconsin Energy 6.25% 5/15/67	55,000	55,507
		200,639
Energy – 2.27%
Noble Energy 8.25% 3/1/19	50,000	65,577
Noble Holding International 4.625% 3/1/21	75,000	79,136
Petrobras International Finance 5.375% 1/27/21	55,000	58,856
Pride International 6.875% 8/15/20	55,000	66,295
# Ras Laffan Liquefied Natural Gas III 144A
5.832% 9/30/16	75,645	83,020
Transocean 6.50% 11/15/20	100,000	117,541
Weatherford International 9.625% 3/1/19	35,000	46,921
# Woodside Finance 144A
8.125% 3/1/14	30,000	34,737
8.75% 3/1/19	30,000	38,852
		590,935
Financials – 0.86%
General Electric Capital
4.375% 9/16/20	105,000	106,871
5.30% 2/11/21	30,000	32,038
6.00% 8/7/19	75,000	84,931
		223,840

16

		Principal amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Insurance – 1.41%
•	Chubb 6.375% 3/29/67	$35,000	$36,313
#	Highmark 144A
	4.75% 5/15/21	35,000	35,773
	6.125% 5/15/41	5,000	5,234
	MetLife 6.817% 8/15/18	185,000	221,585
	Prudential Financial
	3.875% 1/14/15	20,000	21,205
	6.00% 12/1/17	40,000	46,088
			366,198
Natural Gas – 1.96%
	Energy Transfer Partners
	4.65% 6/1/21	45,000	45,073
	9.70% 3/15/19	40,000	51,937
	Enterprise Products Operating 9.75% 1/31/14	70,000	84,024
	Kinder Morgan Energy Partners 9.00% 2/1/19	55,000	72,039
	NiSource Finance
	6.40% 3/15/18	40,000	46,214
	6.80% 1/15/19	15,000	17,823
	Plains All American Pipeline 8.75% 5/1/19	55,000	71,063
	Sempra Energy 6.15% 6/15/18	40,000	46,477
#	Southern Natural Gas 144A 4.40% 6/15/21	20,000	20,415
•	TransCanada PipeLines 6.35% 5/15/67	55,000	56,404
			511,469
Real Estate – 1.21%
	Brandywine Operating Partnership 4.95% 4/15/18	30,000	31,179
	Digital Realty Trust
	5.25% 3/15/21	35,000	35,826
	5.875% 2/1/20	35,000	37,731
	Health Care REIT 5.25% 1/15/22	70,000	72,691
	Regency Centers
	4.80% 4/15/21	15,000	15,574
	5.875% 6/15/17	14,000	15,818
	UDR 4.25% 6/1/18	20,000	20,343
	Ventas Realty 4.75% 6/1/21	40,000	40,695
#	WEA Finance 144A 4.625% 5/10/21	45,000	45,516
			315,373

17

Statement of net assets
Delaware Core Bond Fund

	Principal amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Technology – 1.64%
Applied Materials 4.30% 6/15/21	$120,000	$125,617
Hewlett-Packard 4.30% 6/1/21	75,000	79,259
National Semiconductor 6.60% 6/15/17	50,000	60,323
# Seagate Technology International 144A 10.00% 5/1/14	25,000	28,875
Symantec 4.20% 9/15/20	20,000	19,957
Xerox 4.50% 5/15/21	110,000	113,529
		427,560
Transportation – 0.94%
Burlington Northern Santa Fe
4.10% 6/1/21	60,000	61,620
4.70% 10/1/19	25,000	27,302
5.75% 3/15/18	5,000	5,784
CSX
4.25% 6/1/21	95,000	98,490
5.50% 4/15/41	5,000	5,193
Ryder System 3.50% 6/1/17	45,000	46,429
		244,818
Total Corporate Bonds (cost $6,904,307)		7,223,415

Municipal Bond – 0.79%
Massachusetts Development Finance
Agency Revenue (Harvard University)
Series B-1 5.00% 10/15/40	195,000	205,204
Total Municipal Bond (cost $203,883)		205,204

Non-Agency Asset-Backed Securities – 3.05%
• Capital One Multi-Asset Execution Trust
Series 2007-A4 A4 0.217% 3/16/15	100,000	99,911
• Citibank Credit Card Issuance Trust
Series 2008-A6 A6 1.386% 5/22/17	115,000	119,441
Series 2009-A1 A1 1.937% 3/17/14	100,000	101,051
Series 2009-A2 A2 1.737% 5/15/14	100,000	101,168
CNH Equipment Trust
Series 2010-A A4 2.49% 1/15/16	50,000	51,258
# Great America Leasing Receivables
Series 2011-1 A3 144A 1.69% 2/15/14	35,000	35,282
Harley Davidson Motorcycle Trust
Series 2008-1 A4 4.90% 12/15/13	85,909	87,608

18

	Principal amount (U.S. $)	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
John Deere Owner Trust
Series 2009-A A4 3.96% 5/16/16	$50,000	$51,296
Series 2010-A A4 2.13% 10/17/16	35,000	35,843
Series 2011-A A4 1.96% 4/16/18	35,000	35,805
• Merrill Auto Trust Securitization
Series 2007-1 A4 0.247% 12/15/13	1,423	1,422
Mid-State Trust Series 11 A1 4.864% 7/15/38	25,592	25,463
# Navistar Financial Owner Trust
Series 2010-B A3 144A 1.08% 3/18/14	50,000	50,015
Total Non-Agency Asset-Backed Securities
(cost $796,370)		795,563

Regional Bonds – 0.65%Δ
Canada – 0.65%
Province of New Brunswick 2.75% 6/15/18	40,000	40,435
Province of Ontario
2.30% 5/10/16	60,000	61,412
3.00% 7/16/18	65,000	66,202
Total Regional Bonds (cost $165,072)		168,049

Sovereign Bonds – 0.91%Δ
Norway – 0.75%
Eksportfinans
2.375% 5/25/16	35,000	35,788
3.00% 11/17/14	150,000	158,555
		194,343
Sweden – 0.16%
Svensk Exportkredit 2.125% 7/13/16	40,000	40,493
		40,493
Total Sovereign Bonds (cost $225,584)		234,836

U.S. Treasury Obligations – 30.87%
U.S. Treasury Notes
0.375% 6/30/13	90,000	90,049
0.625% 7/15/14	770,000	771,806
1.50% 6/30/16	2,525,000	2,544,738
3.125% 5/15/21	4,510,000	4,634,008
Total U.S. Treasury Obligations (cost $7,894,802)		8,040,601

19

Statement of net assets
Delaware Core Bond Fund

	Number of shares	Value (U.S. $)
Preferred Stock – 0.22%
Alabama Power 5.625%	825	$20,625
• PNC Financial Services Group 8.25%	35,000	37,528
Total Preferred Stock (cost $50,477)		58,153

	Principal amount (U.S. $)
Short-Term Investments – 17.18%
≠Discount Notes – 9.40%
Federal Home Loan Bank
0.006% 8/3/11	$484,863	484,861
0.01% 8/11/11	336,108	336,105
0.015% 9/1/11	36,555	36,552
0.02% 9/20/11	73,109	73,099
0.04% 11/2/11	73,109	73,087
0.05% 8/6/11	1,200,285	1,200,285
Freddie Mac
0.001% 8/15/11	3,249	3,249
0.05% 11/2/11	242,204	242,129
		2,449,367
Repurchase Agreements – 1.58%
BNP Paribas 0.14%, dated 7/29/11, to be
repurchased on 8/1/11, repurchase price $411,005
(collateralized by U.S. government obligations
3.875% 4/15/29; market value $418,934)	410,719	410,719
		410,719
≠U.S. Treasury Obligations – 6.20%
U.S. Treasury Bills
0.002% 8/11/11	663,830	663,783
0.037% 8/4/11	951,133	951,114
		1,614,897
Total Short-Term Investments (cost $4,475,352)		4,474,983

Total Value of Securities – 116.10%
(cost $29,581,712)		30,238,776
Liabilities Net of Receivables and
Other Assets – (16.10%)		(4,192,155)
Net Assets Applicable to 2,375,397
Shares Outstanding – 100.00%		$26,046,621

20

Net Asset Value – Delaware Core Bond Fund
Class A ($4,347,938 / 399,097 Shares)	$10.89
Net Asset Value – Delaware Core Bond Fund
Class C ($347,116 / 31,745 Shares)	$10.93
Net Asset Value – Delaware Core Bond Fund
Class R ($2,249 / 206 Shares)	$10.92
Net Asset Value – Delaware Core Bond Fund
Institutional Class ($21,349,318 / 1,944,349 Shares)	$10.98

Components of Net Assets at July 31, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$25,306,796
Undistributed net investment income	5,065
Accumulated net realized gain on investments	77,696
Net unrealized appreciation of investments	657,064
Total net assets	$26,046,621

#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2011, the aggregate amount of Rule 144A securities was $872,573, which represented 3.35% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of July 31, 2011. Interest rates reset periodically.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Δ	Securities have been classified by country of origin.
≠	The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
ARM — Adjustable Rate Mortgage
GNMA — Government National Mortgage Association
NCUA — National Credit Union Administration
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
S.F. — Single Family
TBA — To be announced
yr — Year

21

Statement of net assets
Delaware Core Bond Fund

Net Asset Value and Offering Price Per Share –
Delaware Core Bond Fund
Net asset value Class A (A)	$10.89
Sales charge (4.50% of offering price) (B)	0.51
Offering price	$11.40

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

22

Statement of assets and liabilities
Delaware Core Bond Fund	Year Ended July 31, 2011

Assets:
Investments, at value	$25,763,793
Short-term investments, at value	4,474,983
Cash	206,878
Receivable for securities sold	2,386,293
Dividends and interest receivable	168,800
Total assets	33,000,747

Liabilities:
Payable for securities purchased	6,891,612
Distributions payable	14,872
Payable for fund shares redeemed	5,290
Due to manager and affiliates	9,953
Other accrued expenses	32,399
Total liabilities	6,954,126

Total Net Assets	$26,046,621

Investments, at cost	$25,106,360
Short-term investments, at cost	4,475,352

See accompanying notes, which are an integral part of the financial statements.

24

Statement of operations
Delaware Core Bond Fund	Year Ended July 31, 2011

Investment Income:
Interest	$611,547
Dividends	3,468	$615,015

Expenses:
Management fees	111,614
Registration fees	51,625
Reports and statements to shareholders	24,831
Dividend disbursing and transfer agent fees and expenses	21,648
Distribution expense – Class A	11,962
Distribution expense – Class C	2,440
Distribution expense – Class R	13
Audit and tax	11,916
Pricing fees	10,571
Dues and services	10,483
Accounting and administration expenses	8,786
Custodian fees	2,823
Legal fees	2,403
Trustees’ fees	1,194
Insurance fees	324
Consulting fees	249
Trustees’ expenses	73	272,955
Less fees waived		(113,449)
Less waived distribution expenses – Class A		(1,994)
Less waived distribution expenses – Class R		(2)
Less expense paid indirectly		(7)
Total operating expenses		157,503
Net Investment Income		457,512

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments		499,079
Net change in unrealized appreciation/depreciation of investments		154,330
Net Realized and Unrealized Gain on Investments		653,409

Net Increase in Net Assets Resulting from Operations		$1,110,921

See accompanying notes, which are an integral part of the financial statements.

25

Statements of changes in net assets
Delaware Core Bond Fund

	Year	11/1/09	Year
	Ended	to	Ended
	7/31/11	7/31/10*	10/31/09
Increase in Net Assets from Operations:
Net investment income	$457,512	$254,035	$318,523
Net realized gain on investments	499,079	300,943	210,351
Net change in unrealized appreciation/
depreciation of investments	154,330	396,380	641,103
Net increase in net assets resulting
from operations	1,110,921	951,358	1,169,977

Dividends and Distributions
to Shareholders from:
Net investment income:
Class A	(92,817)	(104,466)	(337,265)
Class C	(3,937)	(507)	(6)
Class R	(57)	(24)	(6)
Institutional Class	(467,492)	(198,771)	(7)

Net realized gain on investments:
Class A	(28,966)	—	—
Class C	(1,782)	—	—
Class R	(17)	—	—
Institutional Class	(132,171)	—	—
	(727,239)	(303,768)	(337,284)

Capital Share Transactions:
Proceeds from shares sold:
Class A	840,175	415,835	153,596
Class C	258,795	140,412	2,022
Class R	14	—	2,022
Institutional Class	5,415,653	16,968,441	2,022

Net asset value of shares issued upon
reinvestment of dividends and distributions:
Class A	119,982	104,466	300,080
Class C	4,899	483	4
Class R	49	24	5
Institutional Class	549,038	190,236	6
	7,188,605	17,819,897	459,757

26

	Year	11/1/09	Year
	Ended	to	Ended
	7/31/11	7/31/10*	10/31/09
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(704,664)	$(3,001,525)	$(1,697,319)
Class C	(65,899)	—	—
Institutional Class	(819,537)	(1,754,001)	—
	(1,590,100)	(4,755,526)	(1,697,319)
Increase (decrease) in net assets derived from
capital share transactions	5,598,505	13,064,371	(1,237,562)
Net Increase (Decrease) in Net Assets	5,982,187	13,711,961	(404,869)

Net Assets:
Beginning of period	20,064,434	6,352,473	6,757,342
End of period (including undistributed net
investment income of $5,065, $3,325 and
$9,166, respectively)	$26,046,621	$20,064,434	$6,352,473

*During the period ended July 31, 2010 the Fund changed its fiscal year end from October to July.

See accompanying notes, which are an integral part of the financial statements

27

Financial highlights
Delaware Core Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income3
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return4

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 During the period ended July 31, 2010 the Fund changed its fiscal year end from October to July. Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Effective September 30, 2009, the Fund received all of the assets and liabilities of the Delaware Pooled® Trust – The Intermediate Fixed Income Portfolio (the Portfolio). The Class A shares financial highlights for the periods prior to September 30, 2009 reflect the performance of the Institutional Class shares of the Portfolio. Fees paid by the Portfolio were less than Class A share fees, and performance would have been lower if Class A fees were paid.

See accompanying notes, which are an integral part of the financial statements

28

	11/1/09
Year Ended	to	Year Ended
7/31/11	7/31/101	10/31/092	10/31/082	10/31/072	10/31/062
$10.750	$10.370	$9.200	$9.880	$9.940	$9.960

0.199	0.159	0.445	0.460	0.457	0.427
0.274	0.434	1.195	(0.643)	(0.014)	0.025
0.473	0.593	1.640	(0.183)	0.443	0.452

(0.249)	(0.213)	(0.470)	(0.497)	(0.503)	(0.472)
(0.084)	—	—	—	—	—
(0.333)	(0.213)	(0.470)	(0.497)	(0.503)	(0.472)

$10.890	$10.750	$10.370	$9.200	$9.880	$9.940

4.49%	5.89%	18.29%	(2.07% )	4.68%	4.68%

$4,348	$4,022	$6,346	$6,757	$13,791	$28,795
0.90%	0.90%	0.70%	0.39%	0.39%	0.43%	5

1.46%	2.25%	1.60%	1.12%	0.66%	0.67%
1.86%	2.04%	4.35%	4.66%	4.61%	4.38%

1.30%	0.69%	3.45%	3.93%	4.33%	4.14%
503%	528%	346%	391%	251%	342%

3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

5 Ratio for the year ended October 31, 2006, including fees paid indirectly in accordance with Securities and Exchange Commission rules, was 0.44%.

29

Financial highlights
Delaware Core Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income3
Net realized and unrealized gain on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return4

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

1 During the period ended July 31, 2010 the Fund changed its fiscal year end from October to July. Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements

30

	11/1/09	9/30/092
Year Ended	to	to
7/31/11	7/31/101	10/31/09
$10.790	$10.370	$10.310

0.120	0.103	0.030
0.273	0.469	0.059
0.393	0.572	0.089

(0.169)	(0.152)	(0.029)
(0.084)	—	—
(0.253)	(0.152)	(0.029)

$10.930	$10.790	$10.370

3.70%	5.67%	0.86%

$347	$145	$2
1.65%	1.65%	1.65%
2.16%	2.95%	5.32%
1.11%	1.29%	3.33%

0.60%	(0.01% )	(0.34%	)
503%	528%	346%	5

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

5 Portfolio turnover is representative of the Fund for the entire year.

31

Financial highlights
Delaware Core Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income3
Net realized and unrealized gain on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return5

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 During the period ended July 31, 2010 the Fund changed its fiscal year end from October to July. Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Includes adjustments from the period ending July 31, 2010 in the amount of $13 (or $0.063 per share) which impacted total return by -0.59%. The adjustment is to correct a mis-allocation of distributions among share classes which had no impact on distribution amounts reported and paid to shareholders.

See accompanying notes, which are an integral part of the financial statements

32

		11/1/09	9/30/092
Year Ended		to	to
7/31/11		7/31/101	10/31/09
$10.830		$10.370	$10.310

0.174		0.141	0.035
0.226	4	0.510	0.059
0.400	4	0.651	0.094

(0.226)		(0.191)	(0.034)
(0.084)		—	—
(0.310)		(0.191)	(0.034)

$10.920	4	$10.830	$10.370

3.76%	4	6.44%	0.90%

$2		$2	$2
1.15%		1.15%	1.15%
1.76%		2.55%	4.92%
1.61%		1.79%	3.83%

1.00%		0.39%	0.06%
503%		528%	346%	6

5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

6 Portfolio turnover is representative of the Fund for the entire year.

33

Financial highlights
Delaware Core Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income3
Net realized and unrealized gain on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return4

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 During the period ended July 31, 2010 the Fund changed its fiscal year end from October to July. Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements

34

	11/1/09	9/30/092
Year Ended	to	to
7/31/11	7/31/101	10/31/09
$10.830	$10.370	$10.310

0.227	0.181	0.039
0.285	0.512	0.060
0.512	0.693	0.099

(0.278)	(0.233)	(0.039)
(0.084)	—	—
(0.362)	(0.233)	(0.039)

$10.980	$10.830	$10.370

4.83%	6.76%	0.96%

$21,350	$15,895	$2
0.65%	0.65%	0.65%
1.16%	1.95%	4.32%
2.11%	2.29%	4.33%

1.60%	0.99%	0.66%
503%	528%	346%	5

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

5 Portfolio turnover is representative of the Fund for the entire year.

35

Notes to financial statements
Delaware Core Bond Fund	July 31, 2011

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers five Series: Delaware Core Bond Fund, Delaware Corporate Bond Fund, Delaware Diversified Floating Rate Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Core Bond Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long term total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued based upon valuations provided at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

36

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (October 31, 2008–July 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the relative net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on July 29, 2011.

To Be Announced Trades — The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Mortgage Dollar Rolls — The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions that constitute the dollar roll can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only

37

Notes to financial statements
Delaware Core Bond Fund

1. Significant Accounting Policies (continued)

a firm commitment by the Fund to buy a security. The Fund accounts for mortgage-dollar-roll transactions as purchases and sales. These transactions will increase the Fund’s portfolio turnover rate.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended July 31, 2011.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended July 31, 2011, the Fund earned the $7 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

38

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure the annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), do not exceed 0.65% of average daily net assets of the Fund through November 28, 2011. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended July 31, 2011, the Fund was charged $1,106 for these services.

DSC also provides dividend disbursing and transfer agent services. The Fund paid DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services. Effective July 18, 2011, the Fund pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fee through November 28, 2011 to no more than 0.25% and 0.50%, respectively, of the classes’ average daily net assets.

At July 31, 2011, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC	$7,227
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	442
Distribution fees payable to DDLP	1,190
Other expenses payable to DMC and affiliates*	1,094

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

39

Notes to financial statements
Delaware Core Bond Fund

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended July 31, 2011, the Fund was charged $ 535 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended July 31, 2011, DDLP earned $1,190 for commissions on sales of the Fund’s Class A shares. For the year ended July 31, 2011, DDLP received gross CDSC commissions of $ 16 on redemption of Class C shares and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended July 31, 2011, the Fund made purchases of $ 79,798,095 and sales of $ 80,263,173 of investment securities other than U.S. government securities and short-term investments. For the year ended July 31, 2011, the Fund made purchases of $37,415,448 and sales of $31,769,929 of long-term U.S. government securities.

At July 31, 2011, the cost of investments for federal income tax purposes was $29,654,320. At July 31, 2011, the net unrealized appreciation was $584,456, of which $613,831 related to unrealized appreciation of investments and $29,375 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

40

Level 2	–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2011:

	Level 1	Level 2	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$—	$9,833,535	$9,833,535
Corporate Debt	—	7,223,415	7,223,415
Foreign Debt	—	402,885	402,885
Municipal Bond	—	205,204	205,204
U.S. Treasury Obligations	—	8,040,601	8,040,601
Short-Term Investments	410,719	4,064,264	4,474,983
Preferred Stock	20,625	37,528	58,153
Total	$431,344	$29,807,432	$30,238,776

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Foreign
Debt
Balance as of 7/31/10	$40,931
Sales	(41,110)
Net realized gain	1,340
Net change in unrealized appreciation/depreciation	(1,161)
Balance as of 7/31/11	$—

Net change in unrealized appreciation/depreciation from investments
still held as of 7/31/11	$—

During the year ended July 31, 2011, there were no transfers between Level 1 investments, Level 2 investments and Level 3 investments that had a material impact to the Fund.

41

Notes to financial statements
Delaware Core Bond Fund

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the year ended July 31, 2011 and period ended July 31, 2010 was as follows:

	Year	11/1/09
	Ended	to
	7/31/11	7/31/10
Ordinary income	$727,239	$303,768

5. Components of Net Assets on a Tax Basis

As of July 31, 2011, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$25,306,796
Undistributed ordinary income	130,020
Undistributed long-term capital gains	50,402
Distributions payable	(14,872)
Other temporary differences	(10,181)
Unrealized appreciation of investments	584,456
Net assets	$26,046,621

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, straddles, tax treatment of distribution payable and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to market discount and premium on certain debt instruments and paydowns of asset- and mortgage-backed securities. Results of operations and net assets were not affected by these reclassifications. For the year ended July 31, 2011, the Fund recorded the following reclassifications.

Undistributed net investment income	$108,531
Accumulated net realized loss	(108,531)

For federal income tax purposes, $108,492 of capital loss carryforwards from prior years was utilized in the year ended July 31, 2011.

42

6. Capital Shares

Transactions in capital shares were as follows:

	Year	11/1/09	Year
	Ended	to	Ended
	7/31/11	7/31/10	10/31/09
Shares Sold:
Class A	78,477	39,518	16,224
Class C	24,029	13,230	196
Class R	4	—	196
Institutional Class	503,198	1,613,491	196

Shares issued upon reinvestment of dividends and distributions:
Class A	11,190	10,133	30,960
Class C	455	46	—
Class R	2	3	1
Institutional Class	50,814	17,915	1
	668,169	1,694,336	47,774
Shares repurchased:
Class A	(64,858)	(287,460)	(169,379)
Class C	(6,211)	—	—
Institutional Class	(77,235)	(164,031)	—
	(148,304)	(451,491)	(169,379)
Net increase (decrease)	519,865	1,242,845	(121,605)

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

On November 16, 2010, the Fund, along with the other Participants, entered into an amendment to the agreement for a $50,000,000 revolving line of credit. Effective as of August 1, 2011, the Fund, along with the other Participants, entered into an amendment to the agreement for a $100,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Fund had no amounts outstanding as of July 31, 2011 or at any time during the period then ended.

43

Notes to financial statements
Delaware Core Bond Fund

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to

44

security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan during the year ended July 31, 2011.

9. Credit and Market Risk

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of July 31, 2011, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

45

Notes to financial statements
Delaware Core Bond Fund

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2011 that would require recognition or disclosure in the Fund’s financial statements.

12. Tax Information (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring designation, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended July 31, 2011, the Fund designates distributions paid during the year as follows:

(A) Ordinary Income Distribution (Tax Basis)	100%

(A) is based on a percentage of the Fund’s total distributions.

46

Report of independent
registered public accounting firm

To the Board of Trustees Delaware Group® Income Funds
and the Shareholders of Delaware Core Bond Fund:

In our opinion, the accompanying statement of net assets, statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Core Bond Fund (one of the series constituting Delaware Group Income Funds, hereafter referred to as the “Fund”) at July 31, 2011, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year then ended and for the period November 1, 2009 through July 31, 2010, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2011 by correspondence with the custodian, provide a reasonable basis for our opinion. The statement of changes in net assets for the year ended October 31, 2009 and the financial highlights for each of the four years in the period ended October 31, 2009 were audited by other independent accountants whose report dated December 22, 2009 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 28, 2011

47

Other Fund information
(Unaudited)
Delaware Core Bond Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Income Funds (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal period ending July 31, 2010. During the fiscal years ended October 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

48

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne1	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

50

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	75	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.2
Board of Governors Member
Investment Company
Institute (ICI)

Finance Committee Member
St. John Vianney Roman
Catholic Church

Board of Trustees
Agnes Irwin School

Member of Investment
Committee
Cradle of Liberty Council,
BSA
(2007–2010)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

51

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

52

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	75	Chairman of Investment
(March 2004–Present)		Committee
		Pennsylvania Academy of
Investment Manager		Fine Arts
Morgan Stanley & Co.
(January 1984–March 2004)		Investment Committee and
		Governance Committee
		Member
		Pennsylvania Horticultural
		Society

		Director
		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

President	75	Board of Governors Member —
Drexel University		NASDAQ OMX PHLX LLC
(August 2010–Present)
		Director and Audit
President		Committee Member
Franklin & Marshall College		Community Health Systems
(July 2002–July 2010)
		Director — Ecore
		International
		(2009–2010)

		Director — Allied
		Barton Securities Holdings
		(2005–2008)

Managing Director	75	None
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	75	None
Assurant, Inc. (Insurance)
(2002–2004)

53

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

54

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Consultant	75	Director and Audit
ARL Associates		Committee Chair
(Financial Planning)		Systemax Inc.
(1983–Present)		(2001–2009)

Director and Audit
Committee Chairperson
Andy Warhol Foundation
(1999–2007)

Executive Advisor to Dean	75	Trust Manager — Camden
(since August 2011) and		Property Trust
Interim Dean		(since August 2011)
(January 2011–July 2011) —
University of Miami School of		Board of Trustees
Business Administration		Thunderbird School of
Global Management
President — U.S. Trust,		(2007–2011)
Bank of America Private
Wealth Management		Board of Trustees
(Private Banking)		Carrollton School of the
(July 2007–December 2008)		Sacred Heart
(since 2007)
President and Director
(November 2005–June 2007) and		Board Member
Chief Executive Officer		Foreign Policy Association
(April 2007–June 2007) —		(since 2006)
U.S. Trust Company
(Private Banking)		Board of Trustees
Georgetown Preparatory School
(2005–2011)

Board of Trustees
Miami City Ballet
(2000–2011)

Board of Trustees
St. Thomas University
(2005–2011)

55

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

56

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	75	Director and Audit
(January 2006–Present)		Committee Member
Vice President — Mergers & Acquisitions		Okabena Company
(January 2003–January 2006), and
Vice President and Treasurer		Chair — 3M
(July 1995–January 2003)		Investment Management
3M Corporation		Company

Founder	75	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)

Founder		Director
Sutton Asset Management		Oxigene, Inc.
(Hedge Fund)		(2003–2008)
(September 1996–Present)

57

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

58

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	75	None3
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	75	None3
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	75	None3
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	75	None3
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

59

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Executive Advisor to Dean, University of Miami School of Business Administration Coral Gables, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Core Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

60

Annual report Delaware Corporate Bond Fund Delaware Extended Duration Bond Fund July 31, 2011 Fixed income mutual funds
Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Portfolio management review	1
Performance summaries	5
Disclosure of Fund expenses	14
Security types/sector allocations	16
Statements of net assets	18
Statements of operations	56
Statements of changes in net assets	58
Financial highlights	62
Notes to financial statements	82
Report of independent registered
public accounting firm	107
Other Fund information	108
Board of trustees/directors and
officers addendum	110
About the organization	120

Unless otherwise noted, views expressed herein are current as of July 31, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund	August 9, 2011

Performance preview (for the year ended July 31, 2011)
Delaware Corporate Bond Fund (Class A shares)	1-year return	+9.44%
Barclays Capital U.S. Corporate Investment Grade Index (benchmark)	1-year return	+6.87%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Corporate Bond Fund, please see the table on page 5.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Extended Duration Bond Fund (Class A shares)	1-year return	+9.74%
Barclays Capital Long U.S. Corporate Index (benchmark)	1-year return	+8.37%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Extended Duration Bond Fund, please see the table on page 9.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

The Funds’ fiscal year ended July 31, 2011, was generally characterized by an increasingly challenging economic environment. Three main developments weighed on investor sentiment. First, the European government debt crisis, which initially surfaced in the spring of 2010, re-emerged as the fiscal year was getting under way. Investors sought to gauge its effects on various troubled economies — most notably, Greece, Spain, and Italy — as well as the willingness and ability of European policy makers to react in a generally constructive way.

Second, in the United States, the federal government struggled to forge a compromise in the battle over lifting the nation’s debt ceiling. In the initial days following the end of the Funds’ fiscal year, elected representatives finally passed an extension agreement backed by spending cuts, after much debate. The accord didn’t fully soothe investors’ fears — nor did rating agency Standard & Poor’s first-ever downgrade of the country’s credit rating from AAA to AA+, based on further conflict and expected legislative delays — but at least it eliminated the immediate risk of a perceived, though unlikely, credit default.

Third, mounting data along with austerity measures indicated a faltering global economic recovery and raised new fears of a double-dip recession in the U.S. The nation’s gross domestic product, which measures the combined dollar value of goods and services the country produces, grew by an estimated 1.3% in the second quarter of 2011, on the heels of a mere 0.4% increase in the first three months of 2011. Unemployment was an especially big trouble spot, with the U.S. jobless rate finishing July 2011 at 9.1%, up from 8.8% as recently as March 2011. (Sources: U.S. Commerce Department, U.S. Labor Department.) Despite these difficulties, many investors were eager buyers of corporate bonds during most of the fiscal year.

1

Portfolio management review
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Surprising strength from corporates

Despite the challenging economic backdrop, corporate bonds generally performed well during the Funds’ fiscal year. For the most part, many issuers were in good financial health after several years of paying down debt, reining in expenses, and stockpiling cash. In general over this period, bonds issued from defensive sectors such as high-quality industrials, utilities, and healthcare outperformed their counterparts that were generally perceived to have higher credit risk. Bonds of financial companies tended to lag, even though many issuers improved their balance sheets in recent years. Natural-resource, paper, and other highly economically sensitive bonds also generally trailed, given rising concern about a slowing global economy — especially in China, a huge source of demand for raw materials.

For its fiscal year, Delaware Corporate Bond Fund returned +9.44% for Class A shares at net asset value and +4.45% at maximum offer price (both figures reflect all distributions reinvested). For the same period, the Fund’s benchmark, the Barclays Capital U.S. Corporate Investment Grade Index, advanced 6.87%. For complete annualized performance of Delaware Corporate Bond Fund, please see the table on page 5.

During the same period, Delaware Extended Duration Bond Fund returned +9.74% for Class A shares at net asset value and +4.85% at maximum offer price (both figures reflect all distributions reinvested). For the same period, the Fund’s benchmark, the Barclays Capital Long U.S. Corporate Index, gained 8.37%. For complete annualized performance of Delaware Extended Duration Bond Fund, please see the table on page 9.

Despite the challenging economic backdrop, corporate bonds generally performed well during the Funds’ fiscal year. For the most part, many issuers were in good financial health after several years of paying down debt, reining in expenses, and stockpiling cash. In general over this period, bonds issued from defensive sectors such as high-quality industrials, utilities, and healthcare outperformed their counterparts that were generally perceived to have higher credit risk. Bonds of financial companies tended to lag, even though many issuers improved their balance sheets in recent years. Natural-resource, paper, and other highly economically sensitive bonds also generally trailed, given rising concern about a slowing global economy — especially in China, a huge source of demand for raw materials.

2

Helpful performance factors

Many factors helped drive the Funds’ outperformance relative to their benchmarks, including:

  Solid bond selection among the Funds’ European holdings.
  Limited exposure to European financial bonds, which was helpful in light of the region’s serious debt challenges.
  Strong performances from high-quality cyclical bonds whose issuers generally continued to improve financially and operationally.
  A number of bonds in the Funds’ portfolios having been redeemed for premium prices by their issuers.
  Strong performance from the Funds’ master limited partnership (MLP) investments — leveraged energy infrastructure companies with healthy cash flows that we believed offered a favorable risk-reward balance.

Also noteworthy, the Funds benefited from our decision to try to head off several mounting risks. We purchased credit default swaps in an attempt to protect the Funds’ portfolios from the potential default of several troubled European economies — specifically Portugal, Ireland, and Spain — that we saw as especially vulnerable. We also bought credit default swaps that are based on a broad measure of high yield corporate bonds, which had run up sharply in price and which we believed had increased potential to correct downward. Both of these positions contributed to the Funds’ performance as investor concern grew.

Sources of underperformance

On the negative side, the Funds’ allocation to high yield issues (bonds with credit ratings below BBB) hampered relative performance.

At the end of the fiscal year, the portfolios for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund had high yield weightings of 17.60% and 15.66%, respectively. Although high yield bonds began the fiscal year on the rise, investors’ mounting concerns about the economy weighed on their performance over time. In retrospect, the Funds would have benefited instead from having added exposure to investment grade debt, which did better as a whole.

In addition, the Funds had more-limited exposure to relatively defensive companies, such as bonds issued by various large-cap industrial, healthcare, utility, and technology firms. We were cautious about these types of securities because we believed their prices had limited room to keep rising, or spread contracting, while their yields had fallen to already low levels (it’s important to remember that bond yields and prices move in opposite directions). Amid the challenging economic conditions, however, these bonds continued to rally, and the Funds would have benefited from additional exposure.

At the individual security level, the Funds’ notable detractors included a position in bonds issued by Canadian oil sands company Nexen, whose credit rating was downgraded by rating agency Moody’s Investors Service during the fiscal year. As a result, Nexen’s bonds lagged, as did those issued by OPTI Canada, a partner of Nexen in a joint Alberta oil sands development venture.

3

Portfolio management review
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Positioned for challenges ahead

As the Funds’ fiscal year came to a close, the global economy and corporate bond investors were dealing with greater-than-usual uncertainty. For these reasons, we continued to position the Funds’ portfolios defensively. To that end, we maintained the Funds’ “tail risk” protection — that is, we attempted to reduce any potential effect from a cataclysmic decline in asset values likely to be triggered by European sovereign or financial-related contagion issues. At the same time, the Funds’ interest rate swaps may help hedge the portfolios against possible higher interest rates, a likely scenario in the event of an economic recovery.

As a final note, we think it’s worth pointing out that despite our generally defensive portfolio allocations, we continue to view corporate bonds’ valuations as relatively attractive compared to other alternatives in the investment grade bond asset class — whether agency debt, Treasurys, or asset-backed or commercial mortgage-backed securities. We view corporate bonds as a potentially productive complement to a general fixed income strategy, as well as an alternative to uncertain equity-related prospects.

4

Performance summaries
Delaware Corporate Bond Fund	July 31, 2011

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance1,2	Average annual total returns through July 31, 2011
	1 year	5 years	10 years	Lifetime
Class A (Est. Sept. 15, 1998)
Excluding sales charge	+9.44%	+8.80%	+7.92%	n/a
Including sales charge	+4.45%	+7.79%	+7.43%	n/a
Class B (Est. Sept. 15, 1998)
Excluding sales charge	+8.62%	+7.99%	+7.27%	n/a
Including sales charge	+4.64%	+7.77%	+7.27%	n/a
Class C (Est. Sept. 15, 1998)
Excluding sales charge	+8.44%	+7.98%	+7.11%	n/a
Including sales charge	+7.44%	+7.98%	+7.11%	n/a
Class R (Est. June 2, 2003)
Excluding sales charge	+8.98%	+8.52%	n/a	+6.56%
Including sales charge	+8.98%	+8.52%	n/a	+6.56%
Institutional Class (Est. Sept. 15, 1998)
Excluding sales charge	+9.52%	+9.11%	+8.19%	n/a
Including sales charge	+9.52%	+9.11%	+8.19%	n/a

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 7. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of up to 4.50%, and have an annual distribution and service fee of up to 0.30% of average daily net assets.

Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied. This fee has been contractually limited to 0.25% of average daily net assets from Nov. 26, 2010, through Nov. 28, 2011.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis

5

Performance summaries
Delaware Corporate Bond Fund

approximately eight years after purchase. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, which has been limited contractually to 0.50% from Nov. 26, 2010, through Nov. 28, 2011.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations.

Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

The Fund may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

Per Standard & Poor’s credit rating agency, bonds rated below AAA, including A, are more susceptible to the adverse effects of changes in circumstances and economic conditions than those in higher-rated categories, but the obligor’s capacity to meet its financial commitment on the obligation is still strong. Bonds rated BBB exhibit adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics with BB indicating the least degree of speculation.

6

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.70% of the Fund’s average daily net assets from Nov. 26, 2010, through Nov. 28, 2011. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expenses	1.10%	1.80%	1.80%	1.40%	0.80%
(without fee waivers)
Net expenses	0.95%	1.70%	1.70%	1.20%	0.70%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual	Contractual

7

Performance summaries
Delaware Corporate Bond Fund

Performance of a $10,000 investment1
Average annual total returns from July 31, 2001, through July 31, 2011

For period beginning July 31, 2001, through July 31, 2011	Starting value	Ending value
Delaware Corporate Bond Fund — Class A shares	$9,550	$20,433
Barclays Capital U.S. Corporate Investment Grade Index	$10,000	$18,447

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on July 31, 2001, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 7. Please note additional details on pages 5 through 8.

The chart also assumes $10,000 invested in the Barclays Capital U.S. Corporate Investment Grade Index as of July 31, 2001. The Barclays Capital U.S. Corporate Investment Grade Index is composed of U.S. dollar–denominated, investment grade, SEC-registered corporate bonds issued by industrial, utility, and financial companies. All bonds in the index have at least one year to maturity.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DGCAX	245908785
Class B	DGCBX	245908777
Class C	DGCCX	245908769
Class R	DGCRX	245908744
Institutional Class	DGCIX	245908751

8

Performance summaries
Delaware Extended Duration Bond Fund	July 31, 2011

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance1,2	Average annual total returns through July 31, 2011
	1 year	5 years	10 years	Lifetime
Class A (Est. Sept. 15, 1998)
Excluding sales charge	+9.74%	+10.67%	+9.40%	n/a
Including sales charge	+4.85%	+9.68%	+8.89%	n/a
Class B (Est. Sept. 15, 1998)
Excluding sales charge	+8.93%	+9.82%	+8.73%	n/a
Including sales charge	+4.97%	+9.62%	+8.73%	n/a
Class C (Est. Sept. 15, 1998)
Excluding sales charge	+9.09%	+9.85%	+8.59%	n/a
Including sales charge	+8.10%	+9.85%	+8.59%	n/a
Class R (Est. Oct. 1, 2005)
Excluding sales charge	+9.63%	+10.43%	n/a	+8.38%
Including sales charge	+9.63%	+10.43%	n/a	+8.38%
Institutional Class (Est. Sept. 15, 1998)
Excluding sales charge	+10.01%	+10.93%	+9.67%	n/a
Including sales charge	+10.01%	+10.93%	+9.67%	n/a

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 11. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of up to 4.50%, and have an annual distribution and service fee of up to 0.30% of average daily net assets.

Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied. This fee has been contractually limited to 0.25% of average daily net assets from Nov. 26, 2010, through Nov. 28, 2011.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis

9

Performance summaries
Delaware Extended Duration Bond Fund

approximately eight years after purchase. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, which has been limited contractually to 0.50% from Nov. 26, 2010, through Nov. 28, 2011.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations.

Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

The Fund may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

Per Standard & Poor’s credit rating agency, bonds rated below AAA, including A, are more susceptible to the adverse effects of changes in circumstances and economic conditions than those in higher-rated categories, but the obligor’s capacity to meet its financial commitment on the obligation is still strong. Bonds rated BBB exhibit adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics with BB indicating the least degree of speculation.

10

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.70% of the Fund’s average daily net assets from Nov. 26, 2010, through Nov. 28, 2011. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expenses	1.18%	1.88%	1.88%	1.48%	0.88%
(without fee waivers)
Net expenses	0.95%	1.70%	1.70%	1.20%	0.70%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual	Contractual

11

Performance summaries
Delaware Extended Duration Bond Fund

Performance of a $10,000 investment1
Average annual total returns from July 31, 2001, through July 31, 2011

For period beginning July 31, 2001, through July 31, 2011	Starting value	Ending value
Delaware Extended Duration Bond Fund — Class A shares	$9,550	$23,423
Barclays Capital Long U.S. Corporate Index	$10,000	$20,351

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on July 31, 2001, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 11. Please note additional details on pages 9 through 12.

The chart also assumes $10,000 invested in the Barclays Capital Long U.S. Corporate Index as of July 31, 2001. The Barclays Capital Long U.S. Corporate Index is composed of U.S. dollar–denominated, investment grade, SEC-registered corporate bonds issued by industrial, utility, and financial companies. All bonds in the index have at least 10 years to maturity.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DEEAX	245908835
Class B	DEEBX	245908827
Class C	DEECX	245908819
Class R	DEERX	245908728
Institutional Class	DEEIX	245908793

12

Disclosure of Fund expenses
For the six-month period from February 1, 2011 to July 31, 2011

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from February 1, 2011 to July 31, 2011.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Delaware Corporate Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	2/1/11	7/31/11	Expense Ratio	2/1/11 to 7/31/11*
Actual Fund return
Class A	$1,000.00	$1,058.60	0.95%	$4.85
Class B	1,000.00	1,054.70	1.70%	8.66
Class C	1,000.00	1,054.70	1.70%	8.66
Class R	1,000.00	1,055.50	1.20%	6.12
Institutional Class	1,000.00	1,059.90	0.70%	3.58
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.08	0.95%	$4.76
Class B	1,000.00	1,016.36	1.70%	8.50
Class C	1,000.00	1,016.36	1.70%	8.50
Class R	1,000.00	1,018.84	1.20%	6.01
Institutional Class	1,000.00	1,021.32	0.70%	3.51

Delaware Extended Duration Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	2/1/11	7/31/11	Expense Ratio	2/1/11 to 7/31/11*
Actual Fund return
Class A	$1,000.00	$1,083.80	0.95%	$4.91
Class B	1,000.00	1,080.00	1.70%	8.77
Class C	1,000.00	1,079.90	1.70%	8.77
Class R	1,000.00	1,082.50	1.20%	6.20
Institutional Class	1,000.00	1,083.50	0.70%	3.62
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.08	0.95%	$4.76
Class B	1,000.00	1,016.36	1.70%	8.50
Class C	1,000.00	1,016.36	1.70%	8.50
Class R	1,000.00	1,018.84	1.20%	6.01
Institutional Class	1,000.00	1,021.32	0.70%	3.51

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Security types/sector allocations
Delaware Corporate Bond Fund	As of July 31, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Commercial Mortgage-Backed Security	0.02%
Convertible Bonds	1.78%
Corporate Bonds	85.96%
Banking	15.98%
Basic Industry	9.15%
Brokerage	2.44%
Capital Goods	2.60%
Communications	9.00%
Consumer Cyclical	6.07%
Consumer Non-Cyclical	4.87%
Electric	6.14%
Energy	7.27%
Finance Companies	2.15%
Insurance	5.37%
Natural Gas	7.10%
Real Estate	3.83%
Technology	2.92%
Transportation	1.07%
Municipal Bonds	3.13%
Regional Bonds	0.28%
Senior Secured Loans	1.79%
Sovereign Bonds	3.35%
Common Stock	0.00%
Convertible Preferred Stock	0.18%
Preferred Stock	1.09%
Purchased Options	0.19%
Short-Term Investments	1.64%
Securities Lending Collateral	5.36%
Total Value of Securities	104.77%
Written Options	0.00%
Obligation to Return Securities Lending Collateral	(5.39%	)
Receivables and Other Assets Net of Other Liabilities	0.62%
Total Net Assets	100.00%

Delaware Extended Duration Bond Fund	As of July 31, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Commercial Mortgage-Backed Securities	0.02%
Convertible Bonds	1.26%
Corporate Bonds	84.68%
Banking	12.80%
Basic Industry	7.41%
Brokerage	2.05%
Capital Goods	2.42%
Communications	9.90%
Consumer Cyclical	7.12%
Consumer Non-Cyclical	6.21%
Electric	8.84%
Energy	7.08%
Finance Companies	2.55%
Insurance	4.80%
Natural Gas	8.97%
Real Estate	2.24%
Technology	1.50%
Transportation	0.79%
Municipal Bonds	5.33%
Regional Bonds	0.22%
Senior Secured Loans	1.59%
Sovereign Bonds	2.75%
U.S. Treasury Obligations	0.68%
Convertible Preferred Stock	0.16%
Preferred Stock	1.04%
Purchased Options	0.15%
Short-Term Investments	0.93%
Securities Lending Collateral	9.85%
Total Value of Securities	108.66%
Written Options	0.00%
Obligation to Return Securities Lending Collateral	(9.87%	)
Receivables and Other Assets Net of Other Liabilities	1.21%
Total Net Assets	100.00%

Statements of net assets
Delaware Corporate Bond Fund	July 31, 2011

		Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Security – 0.02%
#	Merrill Lynch Mortgage Trust
	Series 2002-MW1 J 144A
	5.695% 7/12/34	USD	295,000	$200,396
Total Commercial Mortgage-Backed Security
	(cost $251,274)			200,396

Convertible Bonds – 1.78%
	Amgen 0.375% exercise price $79.48,
	expiration date 2/1/13		1,102,000	1,108,888
*	ArvinMeritor 4.00% exercise price $26.73,
	expiration date 2/15/27		2,612,000	2,334,475
#	Clearwire Communications 144A 8.25%
	exercise price $7.08,
	expiration date 11/30/40		1,017,000	687,746
#	Gaylord Entertainment 144A 3.75%
	exercise price $27.25,
	expiration date 9/29/14		840,000	1,058,400
*	Health Care REIT 3.00% exercise price
	$51.08, expiration date 11/30/29		2,255,000	2,542,512
Φ	Hologic 2.00% exercise price $38.59,
	expiration date 12/15/37		805,000	777,831
*	Leap Wireless International 4.50% exercise
	price $93.21, expiration date 7/15/14		1,050,000	1,002,750
	Level 3 Communications 3.50% exercise
	price $5.46, expiration date 6/15/12		1,934,000	1,931,583
	Linear Technology 3.00% exercise price
	$44.11, expiration date 5/1/27		2,085,000	2,173,613
	Live Nation Entertainment 2.875% exercise
	price $27.14, expiration date 7/14/27		2,607,000	2,479,908
#	Owens-Brockway Glass Container 3.00%
	144A exercise price $47.47,
	expiration date 5/28/15		2,072,000	1,996,890
Total Convertible Bonds (cost $17,473,781)				18,094,596

Corporate Bonds – 85.96%
Banking – 15.98%
	Abbey National Treasury Services
	4.00% 4/27/16		7,875,000	7,720,532
	AgriBank FCB 9.125% 7/15/19		4,517,000	5,796,743

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
	BAC Capital Trust VI 5.625% 3/8/35	USD	2,250,000	$1,977,901
	Bank of America 3.75% 7/12/16		3,755,000	3,774,646
•	BB&T Capital Trust IV 6.82% 6/12/57		11,400,000	11,585,251
•	Bear Stearns 5.44% 12/7/12	AUD	710,000	773,500
*	Capital One Capital V 10.25% 8/15/39	USD	2,785,000	2,963,936
	Capital One Financial 4.75% 7/15/21		3,290,000	3,332,151
	City National 5.25% 9/15/20		3,025,000	3,163,494
@#	CoBank ACB 144A 7.875% 4/16/18		2,060,000	2,434,982
#	Export-Import Bank of Korea 144A
	5.25% 2/10/14		1,715,000	1,853,052
•	Fifth Third Capital Trust IV 6.50% 4/15/37		4,880,000	4,782,400
	Goldman Sachs Group 5.25% 7/27/21		5,000,000	5,113,830
•#	HBOS Capital Funding 144A
	6.071% 6/29/49		3,085,000	2,560,550
#	HSBC Bank 144A 3.10% 5/24/16		7,290,000	7,386,578
	JPMorgan Chase
	•5.19% 6/21/12	AUD	1,800,000	1,964,888
	5.60% 7/15/41	USD	1,250,000	1,266,026
	6.00% 10/1/17		6,430,000	7,251,715
	JPMorgan Chase Capital XXV
	6.80% 10/1/37		4,823,000	4,904,330
	KeyBank 6.95% 2/1/28		4,700,000	5,273,240
	KeyCorp 5.10% 3/24/21		4,310,000	4,517,807
	Korea Development Bank 8.00% 1/23/14		3,030,000	3,461,387
	Morgan Stanley 5.75% 1/25/21		2,705,000	2,852,863
•	National City Bank 0.622% 6/7/17		2,030,000	1,906,192
#	Nordea Bank 144A 4.875% 5/13/21		2,070,000	2,037,772
	PNC Bank 6.875% 4/1/18		5,051,000	6,060,513
•	PNC Financial Services Group
	6.75% 7/29/49		3,185,000	3,189,879
	PNC Funding
	5.25% 11/15/15		115,000	126,963
	5.625% 2/1/17		25,000	27,815
	Rabobank
	4.50% 1/11/21		1,905,000	2,019,521
	•#144A 11.00% 12/29/49		3,995,000	5,118,462
•	Regions Financing Trust II
	6.625% 5/15/47		4,300,000	3,814,332

Statements of net assets
Delaware Corporate Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
*	Santander Holdings USA 4.625% 4/19/16	USD	1,900,000	$1,965,028
•	SunTrust Bank 0.548% 8/24/15		3,630,000	3,431,748
•	SunTrust Capital VIII 6.10% 12/15/36		4,875,000	4,768,203
*	SVB Financial Group 5.375% 9/15/20		3,785,000	3,908,126
*	US Bancorp 4.125% 5/24/21		1,500,000	1,544,747
•	USB Capital IX 3.50% 10/29/49		7,967,000	6,522,822
•	Wachovia 0.619% 10/15/16		2,730,000	2,554,395
*	Wachovia Bank 5.60% 3/15/16		4,075,000	4,498,307
•	Wells Fargo Capital XIII 7.70% 12/29/49		7,306,000	7,570,843
	Zions Bancorp
	*5.50% 11/16/15		1,933,000	2,011,805
	7.75% 9/23/14		1,940,000	2,138,910
				161,928,185
Basic Industry – 9.15%
	Alcoa 6.75% 7/15/18		9,817,000	11,211,751
	ArcelorMittal 9.85% 6/1/19		6,640,000	8,654,855
#	Barrick North America Finance 144A
	5.70% 5/30/41		6,320,000	6,520,704
	Dow Chemical 8.55% 5/15/19		7,285,000	9,638,652
	Georgia-Pacific
	8.00% 1/15/24		3,490,000	4,312,551
	#144A 5.40% 11/1/20		10,050,000	10,650,699
	#144A 8.25% 5/1/16		450,000	512,414
	Hexion US Finance 8.875% 2/1/18		1,685,000	1,794,525
	International Paper
	7.30% 11/15/39		1,000,000	1,152,847
	9.375% 5/15/19		4,065,000	5,382,649
	Lubrizol
	5.50% 10/1/14		2,105,000	2,372,745
	8.875% 2/1/19		2,765,000	3,683,807
*	Lyondell Chemical 11.00% 5/1/18		2,450,000	2,786,875
*	Momentive Performance Materials
	11.50% 12/1/16		1,450,000	1,551,500
*#	POSCO 144A 5.25% 4/14/21		6,585,000	6,885,935
	Southern Copper 7.50% 7/27/35		5,895,000	6,693,678
	Steel Dynamics 7.75% 4/15/16		832,000	884,000

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
	Teck Resources
	4.75% 1/15/22	USD	415,000	$434,199
	6.25% 7/15/41		3,515,000	3,784,492
	9.75% 5/15/14		3,180,000	3,878,239
				92,787,117
Brokerage – 2.44%
	E Trade Financial PIK 12.50% 11/30/17		2,040,000	2,448,000
	Jefferies Group
	6.25% 1/15/36		2,620,000	2,527,173
	6.45% 6/8/27		6,627,000	6,730,361
	Lazard Group 6.85% 6/15/17		8,495,000	9,544,889
	Nuveen Investments
	10.50% 11/15/15		1,975,000	2,068,813
	#144A 10.50% 11/15/15		1,350,000	1,400,625
				24,719,861
Capital Goods – 2.60%
#	ABB Treasury Center USA 144A
	4.00% 6/15/21		2,390,000	2,423,434
*	Ball 7.375% 9/1/19		798,000	881,790
*	Clean Harbors 7.625% 8/15/16		1,342,000	1,432,585
#	Meccanica Holdings USA 144A
	6.25% 7/15/19		8,371,000	8,782,702
#	Odebrecht Finance 144A 6.00% 4/5/23		3,439,000	3,507,780
	Republic Services
	*4.75% 5/15/23		2,680,000	2,770,823
	5.25% 11/15/21		320,000	349,257
	RSC Equipment Rental 10.25% 11/15/19		2,060,000	2,312,350
#	Votorantim Cimentos 144A 7.25% 4/5/41		3,840,000	3,892,992
				26,353,713
Communications – 9.00%
	Cablevision Systems 8.625% 9/15/17		600,000	666,000
*	CenturyLink 6.45% 6/15/21		5,500,000	5,682,639
#	Charter Communications Operating
	144A 10.875% 9/15/14		1,349,000	1,494,018
#	Clearwire Communications
	144A 12.00% 12/1/15		3,000,000	3,067,500
	Cricket Communications 7.75% 10/15/20		1,100,000	1,094,500
	Crown Castle International 9.00% 1/15/15		719,000	790,900

Statements of net assets
Delaware Corporate Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
#	Crown Castle Towers 144A 4.883% 8/15/20	USD	6,610,000	$6,833,596
	CSC Holdings
	*8.50% 4/15/14		612,000	685,440
	8.50% 6/15/15		460,000	499,100
#	Digicel Group 144A 10.50% 4/15/18		775,000	869,938
	Discovery Communications 4.375% 6/15/21		1,060,000	1,094,906
*	Entravision Communications 8.75% 8/1/17		625,000	656,250
	Intelsat Bermuda 11.25% 2/4/17		2,100,000	2,252,250
	Intelsat Jackson Holdings 11.25% 6/15/16		513,000	547,628
#	NBC Universal 144A 4.375% 4/1/21		500,000	512,138
#	News America 144A 6.15% 2/15/41		5,080,000	5,085,364
	PAETEC Holding 9.50% 7/15/15		900,000	942,750
	Qwest 8.375% 5/1/16		4,957,000	5,898,830
	Qwest Communications International
	7.125% 4/1/18		2,000,000	2,150,000
	Sprint Capital 6.875% 11/15/28		1,050,000	1,002,750
	Telecom Italia Capital 7.721% 6/4/38		3,650,000	3,661,362
	Telefonica Emisiones
	5.462% 2/16/21		4,095,000	4,114,234
	6.421% 6/20/16		3,310,000	3,636,846
	Telesat Canada 11.00% 11/1/15		665,000	731,500
#	Telstra 144A 4.80% 10/12/21		3,000,000	3,088,074
	Time Warner Cable 8.25% 4/1/19		5,481,000	7,034,694
#	VimpelCom Holdings 144A 7.504% 3/1/22		2,940,000	2,947,350
	Virgin Media Secured Finance
	6.50% 1/15/18		7,650,000	8,453,249
	#144A 5.25% 1/15/21		2,530,000	2,733,754
#	Vivendi 144A 6.625% 4/4/18		7,877,000	9,062,480
#	Wind Acquisition Finance 144A
	11.75% 7/15/17		2,340,000	2,606,175
#	XM Satellite Radio 144A 13.00% 8/1/13		1,160,000	1,365,900
				91,262,115
Consumer Cyclical – 6.07%
*	Brinker International 5.75% 6/1/14		3,000,000	3,205,068
	CVS Caremark 5.75% 5/15/41		5,920,000	6,186,743
#	Delphi 144A 6.125% 5/15/21		3,340,000	3,390,100
*	Ford Motor 7.45% 7/16/31		2,300,000	2,633,084

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
	Ford Motor Credit
	5.00% 5/15/18	USD	4,130,000	$4,162,813
	5.875% 8/2/21		2,900,000	2,943,564
	7.50% 8/1/12		500,000	524,206
	*9.875% 8/10/11		1,349,000	1,352,569
*	Goodyear Tire & Rubber 10.50% 5/15/16		27,000	30,544
	Harrah’s Operating 10.00% 12/15/18		1,335,000	1,201,500
	Historic TW 6.875% 6/15/18		2,335,000	2,803,048
	Host Hotels & Resorts
	6.00% 11/1/20		2,745,000	2,823,919
	*#144A 5.875% 6/15/19		2,175,000	2,210,344
*	Macy’s Retail Holdings 8.125% 7/15/15		1,799,000	2,153,858
	MGM Resorts International
	*10.375% 5/15/14		216,000	247,860
	11.125% 11/15/17		279,000	322,943
	11.375% 3/1/18		2,310,000	2,691,150
	13.00% 11/15/13		435,000	520,913
*	OSI Restaurant Partners 10.00% 6/15/15		2,850,000	2,999,625
*	Quiksilver 6.875% 4/15/15		2,000,000	1,957,500
	Ryland Group 8.40% 5/15/17		378,000	413,910
*	Sally Holdings 10.50% 11/15/16		621,000	667,575
*	Time Warner 4.75% 3/29/21		370,000	389,663
*	Wal-Mart Stores 5.625% 4/15/41		4,000,000	4,442,916
	Wyndham Worldwide
	5.625% 3/1/21		8,430,000	8,647,316
	5.75% 2/1/18		2,460,000	2,606,230
				61,528,961
Consumer Non-Cyclical – 4.87%
	Amgen
	3.45% 10/1/20		1,650,000	1,627,225
	*4.10% 6/15/21		5,500,000	5,658,378
	Bio-Rad Laboratories 4.875% 12/15/20		3,835,000	3,970,303
	HCA
	9.25% 11/15/16		1,343,000	1,439,528
	PIK 9.625% 11/15/16		340,000	364,650
*#	HCA Holdings 144A 7.75% 5/15/21		1,225,000	1,252,563
#	inVentiv Health 144A 10.00% 8/15/18		2,010,000	1,969,800
	Kraft Foods 6.50% 2/9/40		3,000,000	3,520,443

Statements of net assets
Delaware Corporate Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
#	Mylan 144A 7.625% 7/15/17	USD	2,895,000	$3,191,738
#	Pernod-Ricard 144A 5.75% 4/7/21		5,810,000	6,307,214
*	Quest Diagnostics 4.70% 4/1/21		2,425,000	2,574,169
	Sara Lee 4.10% 9/15/20		2,271,000	2,232,245
*	Supervalu 7.50% 11/15/14		1,380,000	1,412,775
	Whirlpool 4.85% 6/15/21		2,770,000	2,829,084
#	Woolworths 144A
	3.15% 4/12/16		1,775,000	1,833,458
	4.55% 4/12/21		8,770,000	9,205,719
				49,389,292
Electric – 6.14%
	Ameren Illinois 9.75% 11/15/18		7,156,000	9,583,465
#	American Transmission Systems 144A
	5.25% 1/15/22		4,835,000	5,270,145
	CenterPoint Energy 5.95% 2/1/17		5,155,000	5,902,351
	CMS Energy 6.25% 2/1/20		1,430,000	1,567,589
#	Enel Finance International 144A
	6.00% 10/7/39		1,235,000	1,089,014
	6.25% 9/15/17		2,435,000	2,645,189
	Great Plains Energy 4.85% 6/1/21		6,520,000	6,763,124
*#	Ipalco Enterprises 144A 5.00% 5/1/18		2,450,000	2,437,689
	Pennsylvania Electric 5.20% 4/1/20		4,281,000	4,660,887
@#	Power Receivables Finance 144A
	6.29% 1/1/12		19,479	19,498
•	Puget Sound Energy 6.974% 6/1/67		7,145,000	7,385,758
	South Carolina Electric & Gas 5.45% 2/1/41		4,600,000	4,916,025
•	Wisconsin Energy 6.25% 5/15/67		9,859,000	9,949,812
				62,190,546
Energy – 7.27%
	Canadian Natural Resources 6.25% 3/15/38		3,000,000	3,454,881
	Chesapeake Energy 7.25% 12/15/18		1,439,000	1,604,485
#	CNOOC Finance 2011 144A 4.25% 1/26/21		6,000,000	6,104,058
#	ENI 144A 4.15% 10/1/20		4,885,000	4,694,343
#	Hercules Offshore 144A 10.50% 10/15/17		825,000	866,250
	Noble Energy 8.25% 3/1/19		5,644,000	7,402,367
	Petrobras International Finance
	3.875% 1/27/16		1,950,000	2,031,816
	5.375% 1/27/21		4,805,000	5,141,859

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Petrohawk Energy 7.25% 8/15/18	USD	4,340,000	$5,066,950
	Pride International 6.875% 8/15/20		6,150,000	7,413,008
	Sunoco Logistics Partners Operations
	4.65% 2/15/22		4,415,000	4,496,708
	Transocean 6.50% 11/15/20		6,255,000	7,352,114
	Weatherford Bermuda 9.625% 3/1/19		4,420,000	5,925,425
	Williams
	7.75% 6/15/31		4,015,000	4,854,500
	8.75% 3/15/32		300,000	395,013
#	Woodside Finance 144A 8.75% 3/1/19		5,355,000	6,935,046
				73,738,823
Finance Companies – 2.15%
	FTI Consulting 6.75% 10/1/20		2,735,000	2,803,375
	General Electric Capital
	5.30% 2/11/21		2,315,000	2,472,288
	6.00% 8/7/19		4,289,000	4,856,932
•#	ILFC E-Capital Trust I 144A 5.74% 12/21/65		2,400,000	2,018,376
•#	ILFC E-Capital Trust II 144A 6.25% 12/21/65		3,065,000	2,635,900
	International Lease Finance
	*6.25% 5/15/19		1,960,000	1,958,867
	8.75% 3/15/17		4,545,000	5,090,400
				21,836,138
Insurance – 5.37%
	Allstate 7.45% 5/16/19		4,099,000	5,031,223
	American International Group
	8.25% 8/15/18		6,545,000	7,779,054
•	Chubb 6.375% 3/29/67		6,606,000	6,853,725
	Coventry Health Care 5.45% 6/15/21		5,030,000	5,333,686
•	Genworth Financial 6.15% 11/15/66		1,040,000	686,400
#	Highmark 144A
	4.75% 5/15/21		4,445,000	4,543,119
	6.125% 5/15/41		920,000	963,115
•	ING Groep 5.775% 12/29/49		2,050,000	1,865,500
*•#	Liberty Mutual Group 144A 7.00% 3/15/37		2,775,000	2,703,635
#	MetLife Capital Trust X 144A 9.25% 4/8/38		5,980,000	7,445,100
	Prudential Financial 4.50% 11/15/20		5,505,000	5,687,045
@=‡w#	Twin Reefs Pass Through Trust 144A
	0.00% 12/29/49		3,100,000	0

Statements of net assets
Delaware Corporate Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Insurance (continued)
#•	ZFS Finance USA Trust II 144A
	6.45% 12/15/65	USD	3,370,000	$3,454,250
#•	ZFS Finance USA Trust IV 144A
	5.875% 5/9/32		2,015,000	2,040,667
				54,386,519
Natural Gas – 7.10%
	El Paso Pipeline Partners Operating
	6.50% 4/1/20		1,705,000	1,968,557
	7.50% 11/15/40		2,525,000	3,090,332
•	Enbridge Energy Partners 8.05% 10/1/37		7,000,000	7,712,285
	Energy Transfer Partners 9.70% 3/15/19		6,041,000	7,843,779
	Enterprise Products Operating
	•7.034% 1/15/68		8,800,000	9,285,004
	9.75% 1/31/14		1,999,000	2,399,486
*	Kinder Morgan Energy Partners
	9.00% 2/1/19		5,105,000	6,686,544
	NiSource Finance
	6.40% 3/15/18		3,770,000	4,355,681
	*6.80% 1/15/19		3,880,000	4,610,154
	Plains All American Pipeline 8.75% 5/1/19		2,985,000	3,856,805
	Sempra Energy 6.15% 6/15/18		5,785,000	6,721,719
	TC Pipelines 4.65% 6/15/21		5,425,000	5,607,898
•	TransCanada Pipelines 6.35% 5/15/67		7,652,000	7,847,386
				71,985,630
Real Estate – 3.83%
	Brandywine Operating Partnership
	4.95% 4/15/18		2,850,000	2,962,019
	Developers Diversified Realty
	*4.75% 4/15/18		2,050,000	2,081,750
	7.50% 4/1/17		2,500,000	2,889,438
	*7.875% 9/1/20		1,125,000	1,333,509
	9.625% 3/15/16		1,415,000	1,733,133
	Digital Realty Trust
	5.25% 3/15/21		4,535,000	4,642,003
	5.875% 2/1/20		1,680,000	1,811,087
	Health Care REIT 5.25% 1/15/22		4,115,000	4,273,209
	Regency Centers
	4.80% 4/15/21		2,935,000	3,047,381
	5.875% 6/15/17		2,325,000	2,626,899

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Real Estate (continued)
	UDR 4.25% 6/1/18	USD	2,440,000	$2,481,817
	Ventas Realty 4.75% 6/1/21		4,890,000	4,974,925
#	WEA Finance 144A 4.625% 5/10/21		3,875,000	3,919,431
				38,776,601
Technology – 2.92%
	Applied Materials 5.85% 6/15/41		3,000,000	3,235,341
*	First Data 11.25% 3/31/16		1,850,000	1,831,500
*	GXS Worldwide 9.75% 6/15/15		1,700,000	1,725,500
	Hewlett-Packard 4.30% 6/1/21		3,005,000	3,175,651
	International Business Machines
	1.95% 7/22/16		5,030,000	5,048,284
	National Semiconductor 6.60% 6/15/17		6,644,000	8,015,667
#	Seagate Technology International 144A
	10.00% 5/1/14		4,083,000	4,715,865
*	Xerox 4.50% 5/15/21		1,750,000	1,806,145
				29,553,953
Transportation – 1.07%
*	CSX 4.25% 6/1/21		5,120,000	5,308,068
	Ryder System 3.50% 6/1/17		5,320,000	5,488,974
				10,797,042
Total Corporate Bonds (cost $822,120,042)				871,234,496

Municipal Bonds – 3.13%
	Los Angeles, California Department of
	Water & Power Revenue Taxable Build
	America Bond 6.574% 7/1/45		5,365,000	6,382,580
	Massachusetts Development Finance
	Agency Revenue (Harvard University)
	Series B-1 5.00% 10/15/40		10,010,000	10,533,822
	Metropolitan Transportation Authority,
	New York Taxable Build America
	Bond (Dedicated Tax Fund)
	Series C-1 6.687% 11/15/40		4,500,000	5,072,580
	San Francisco Bay Area Toll Authority,
	California Toll Bridge Revenue
	Taxable Build America Bond
	Series S3 6.907% 10/1/50		3,575,000	4,128,339

Statements of net assets
Delaware Corporate Bond Fund

	Principal amount°		Value (U.S. $)
Municipal Bonds (continued)
Triborough Bridge & Tunnel
Authority, New York Revenue Taxable
Build America Bond
Series A-2 5.45% 11/15/32	USD	5,560,000	$5,565,060
Total Municipal Bonds (cost $29,263,808)			31,682,381

Regional Bonds – 0.28%Δ
Australia – 0.12%
New South Wales Treasury 6.00% 6/1/20	AUD	1,081,000	1,255,591
			1,255,591
Canada – 0.16%
Quebec Province 4.50% 12/1/19	CAD	1,395,000	1,584,383
			1,584,383
Total Regional Bonds (cost $2,386,130)			2,839,974

«Senior Secured Loans – 1.79%
Alliance HealthCare Services 5.50% 6/1/16	USD	1,182,000	1,179,293
Burlington Coat Factory Warehouse Tranche B
6.25% 2/10/17		1,705,000	1,707,660
Cengage Learning Acquisitions 7.50% 7/7/14		587,840	587,717
Chester Downs & Marina 12.375% 12/31/16		868,750	886,125
Chrysler Group 6.00% 4/28/17		3,000,000	2,925,014
Delta Air Lines Tranche B 5.50% 3/29/17		1,950,000	1,930,510
Goodman Global Tranche B 5.75% 10/28/16		992,500	998,882
Graham Packaging Tranche C 6.75% 4/5/14		2,134,471	2,140,181
MGM MIRAGE Tranche E 7.00% 2/21/14		1,095,000	1,076,013
Nuveen Investments 2nd Lien
12.50% 7/9/15		1,335,000	1,421,221
Reynolds Group Holdings 6.50% 7/7/18		2,525,000	2,512,690
Univision Communications 4.436% 3/29/17		794,088	753,752
Total Senior Secured Loans (cost $17,974,037)			18,119,058

Sovereign Bonds – 3.35%Δ
Australia – 0.61%
Australian Government Bond 4.50% 4/15/20	AUD	2,473,000	2,666,064
Australian Government Inflation-Linked
Bond 4.00% 8/20/15	AUD	1,853,000	3,560,022
			6,226,086

	Principal amount°		Value (U.S. $)
Sovereign Bonds (continued)
Brazil – 0.38%
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/21	BRL	6,988,000	$3,855,450
			3,855,450
Canada – 0.25%
Canadian Government Bond
3.75% 6/1/19	CAD	1,173,000	1,332,785
4.00% 6/1/41	CAD	993,000	1,180,311
			2,513,096
Chile – 0.12%
Chile Government International Bond
5.50% 8/5/20	CLP	544,000,000	1,232,064
			1,232,064
Germany – 0.05%
Deutschland Republic 2.25% 9/4/20	EUR	331,000	468,053
			468,053
Indonesia – 0.43%
Indonesia Treasury Bond 11.00% 11/15/20	IDR	29,154,000,000	4,344,460
			4,344,460
Lithuania – 0.15%
# Lithuania Government International Bond
144A 6.125% 3/9/21	USD	1,429,000	1,527,244
			1,527,244
Poland – 0.50%
Poland Government International Bond
5.125% 4/21/21		4,850,000	5,056,125
			5,056,125
Republic of Korea – 0.60%
# Korea Housing Finance 144A
3.50% 12/15/16		2,380,000	2,422,328
Korea Treasury Inflation-Linked Bond
2.75% 6/10/20	KRW	3,464,765,406	3,677,953
			6,100,281
Russia – 0.26%
Russia-Eurobond 7.50% 3/31/30	USD	2,223,050	2,662,102
			2,662,102
Total Sovereign Bonds (cost $30,677,295)			33,984,961

Statements of net assets
Delaware Corporate Bond Fund

	Number of shares		Value (U.S. $)
Common Stock– 0.00%
Masco		251	$2,648
*† United Continental Holdings		40	725
Total Common Stock (cost $1,783)			3,373

Convertible Preferred Stock – 0.18%
# Chesapeake Energy 144A 5.75% exercise
price $27.94, expiration date 12/31/49		1,345	1,859,463
Total Convertible Preferred Stock
(cost $1,879,638)			1,859,463

Preferred Stock – 1.09%
Alabama Power 5.625%		118,065	2,951,625
Ally Financial
∏•8.50%		100,000	2,462,000
#144A 7.00%		2,500	2,271,406
• PNC Financial Services Group 8.25%		3,112,000	3,336,749
Total Preferred Stock (cost $10,654,508)			11,021,780

	Number of contracts
Purchased Options – 0.19%
Put Options – 0.01%
SPX, Strike Price $1,275, Expires 9/17/11		34	108,800
			108,800
	Notional amount°
Put Swaptions – 0.18%
10-Yr IRS, Strike Rate 5.23%, Expires 1/13/14	USD	10,000,000	279,981
30-Yr IRS, Strike Rate 4.813%, Expires 1/13/14		20,000,000	1,497,148
			1,777,129
Total Purchased Options (cost $2,523,803)			1,885,929

	Principal amount°		Value (U.S. $)
≠ Short-Term Investments – 1.64%
Discount Notes – 0.42%
Federal Home Loan Bank
0.006% 8/3/11	USD	793,283	$793,281
0.010% 8/11/11		2,426,559	2,426,541
Freddie Mac 0.001% 8/15/11		994,740	994,728
			4,214,550
U.S. Treasury Obligation – 1.22%
U.S. Treasury Bill 0.037% 8/4/11		12,385,196	12,384,936
			12,384,936
Total Short-Term Investments (cost $16,599,735)			16,599,486

Total Value of Securities Before Securities
Lending Collateral – 99.41% (cost $951,805,834)			1,007,525,893

	Number of shares
Securities Lending Collateral** – 5.36%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund		87,120	84,080
Delaware Investments Collateral
Fund No.1		54,288,558	54,288,558
@†Mellon GSL Reinvestment Trust II		230,639	0
Total Securities Lending Collateral
(cost $54,606,317)			54,372,638

Total Value of Securities – 104.77%
(cost $1,006,412,151)			1,061,898,531 ©

	Number of contracts
Written Options – 0.00%
Put Options – 0.00%
SPX, Strike Price $1,275, Expires 9/17/11 (MSC)		(34)	(40,800)
Total Written Options (premium received $(22,887))			(40,800)

Statements of net assets
Delaware Corporate Bond Fund

Value (U.S. $)

Obligation to Return Securities
Lending Collateral** – (5.39%)	$(54,606,317)
Receivables and Other Assets
Net of Other Liabilities – 0.62%***	6,319,452
Net Assets Applicable to 167,607,501
Shares Outstanding – 100.00%	$1,013,570,866

Net Asset Value – Delaware Corporate Bond Fund
Class A ($392,312,903 / 64,879,028 Shares)	$6.05
Net Asset Value – Delaware Corporate Bond Fund
Class B ($6,704,995 / 1,109,090 Shares)	$6.05
Net Asset Value – Delaware Corporate Bond Fund
Class C ($135,912,048 / 22,473,560 Shares)	$6.05
Net Asset Value – Delaware Corporate Bond Fund
Class R ($11,980,840 / 1,979,754 Shares)	$6.05
Net Asset Value – Delaware Corporate Bond Fund
Institutional Class ($466,660,080 / 77,166,069 Shares)	$6.05

Components of Net Assets at July 31, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$955,016,101
Distributions in excess of net investment income	(361,280)
Accumulated net realized gain on investments	2,157,324
Net unrealized appreciation of investments and foreign currencies	56,758,721
Total net assets	$1,013,570,866

°Principal amount is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
EUR — European Monetary Unit
GBP — British Pound Sterling
IDR — Indonesian Rupiah
KRW — South Korean Won
NOK — Norwegian Kroner
USD — United States Dollar

*	Fully or partially on loan.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2011, the aggregate amount of Rule 144A securities was $211,520,467, which represented 20.87% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at July 31, 2011.
•	Variable rate security. The rate shown is the rate as of July 31, 2011. Interest rates reset periodically.
@	Illiquid security. At July 31, 2011, the aggregate amount of illiquid securities was $2,454,480, which represented 0.24% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At July 31, 2011, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
‡	Non income producing security. Security is currently in default.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Δ	Securities have been classified by country of origin.
«	Senior Secured Loans generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at July 31, 2011.
†	Non income producing security.
∏	Restricted security. This investment is in a security not registered under the Securities Act of 1933, as amended, and has certain restrictions on resale which may limit its liquidity. At July 31, 2011, the aggregate amount of the restricted security was $2,462,000, which represented 0.24% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements.”
©	Includes $48,364,704 of securities loaned.
***	Includes $580,000 cash collateral for futures contracts.

Statements of net assets
Delaware Corporate Bond Fund

Summary of abbreviations:
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
CDS — Credit Default Swap
CITI — Citigroup Global Markets
CPI-U — Consumer Price Index-Urban
GSC — Goldman Sachs Capital
HSBC — Hong Kong Shanghai Bank
HY — High Yield
IRS — Interest Rate Swap
JPMC — JPMorgan Chase Bank
MSC — Morgan Stanley Capital
PIK — Pay-in-kind
REIT — Real Estate Investment Trust
SPX — S&P 500 Index
yr — Year

Net Asset Value and Offering Price Per Share –
Delaware Corporate Bond Fund
Net asset value Class A (A)	$6.05
Sales charge (4.50% of offering price) (B)	0.29
Offering price	$6.34

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at July 31, 20111:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	BRL	(3,258,373)	USD	2,097,440	9/2/11	$15,778
BAML	CHF	4,097,914	USD	(5,087,385)	9/2/11	117,776
BAML	EUR	(1,550,563)	USD	2,225,135	9/2/11	(1,137)
BAML	NOK	(12,088,142)	USD	2,229,069	9/2/11	(11,149)
GSC	GBP	1,531,701	USD	(2,508,000)	9/2/11	5,727
HSBC	AUD	1,331,430	USD	(1,438,277)	9/2/11	17,261
HSBC	EUR	(6,605,931)	USD	9,489,089	9/2/11	4,405
HSBC	NOK	19,662,240	USD	(3,625,846)	9/2/11	18,031
JPMC	EUR	(1,180,000)	USD	1,693,300	9/2/11	(924)
MSC	EUR	(267,298)	USD	384,082	9/2/11	300
						$166,068

Futures Contracts

				Unrealized
	Notional Cost			Appreciation
Contracts to Buy (Sell)	(Proceeds)	Notional Value	Expiration Date	(Depreciation)
(882) U.S. Treasury 10 yr Note	$(107,408,567)	$(110,856,375)	9/21/11	$(3,447,808)
628 U.S. Treasury Long Bond	77,726,279	80,462,500	9/21/11	2,736,221
	$(29,682,288)			$(711,587)

Statements of net assets
Delaware Corporate Bond Fund

Swap Contracts
CDS Contracts

			Annual		Unrealized
	Swap		Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Notional Value	Payments	Date	(Depreciation)
	Protection Purchased:
BAML	Kingdom of Spain 5 yr CDS	$3,800,000	1.00%	6/20/16	$201,556
BCLY	ITRAXX Europe Subordinate
	Financials 15.1 5 yr CDS	13,080,000	1.00%	6/20/16	449,883
BCLY	Kingdom of Spain 5 yr CDS	2,486,000	1.00%	3/20/16	7,173
BLCY	United States of America
	5 yr CDS	2,911,000	0.25%	3/20/16	21,878
CITI	CDX.NA.HY.16	6,920,000	5.00%	6/20/16	111,917
CITI	Sara Lee 5 yr CDS	2,100,000	1.00%	3/20/16	(91,437)
GSC	CDX.NA.HY.16	8,910,000	5.00%	6/20/16	227,713
JPMC	ITRAXX Europe Subordinate
	Financials 15.1 5 yr CDS	2,400,000	1.00%	6/20/16	155,831
JPMC	Portuguese Republic 5 yr CDS	2,042,000	1.00%	6/22/15	493,523
MSC	Kingdom of Spain 5 yr CDS	3,910,000	1.00%	6/20/16	104,294
		$48,559,000			$1,682,331
	Protection Sold / Moody’s Rating:
CITI	MetLife 5 yr CDS / A	$2,335,000	5.00%	9/20/14	$157,439
JPMC	MetLife 5 yr CDS / A	1,765,000	1.00%	9/20/16	(3,525)
JPMC	Tyson Foods 5 yrs CDS / Ba	2,500,000	1.00%	3/20/16	17,656
		$6,600,000			$171,570
Total					$1,853,901

Inflation Swap Contract

			Unrealized
	Expiration		Appreciation
Notional Value	Date	Description	(Depreciation)
$28,000,000	2/29/16	Agreement with Barclays to receive the notional amount multiplied by the non-revised 5 yr zero coupon CPI-U and to pay the notional amount multiplied by the fixed rate of 2.555%.	$169,242

The use of foreign currency exchange contracts, futures contracts, options contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statements of net assets
Delaware Extended Duration Bond Fund	July 31, 2011

		Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Securities – 0.02%
	Merrill Lynch Mortgage Trust
	#Series 2002-MW1 J 144A 5.695% 7/12/34	USD	110,000	$74,724
	Series 2005-CIP1 A2 4.96% 7/12/38		35,402	36,086
Total Commercial Mortgage-Backed Securities
	(cost $121,337)			110,810

Convertible Bonds – 1.26%
	ArvinMeritor 4.00% exercise price $26.73,
	expiration date 2/15/27		1,115,000	996,531
#	Clearwire Communications 144A 8.25%
	exercise price $7.08, expiration date 11/30/40		465,000	314,456
#	Gaylord Entertainment 144A 3.75%
	exercise price $27.25, expiration date 9/29/14		320,000	403,200
*	Health Care REIT 3.00% exercise price $51.08,
	expiration date 11/30/29		885,000	997,838
	Level 3 Communications 3.50%
	exercise price $5.46, expiration date 6/15/12		1,003,000	1,001,746
	Linear Technology 3.00% exercise price $44.11,
	expiration date 5/1/27		825,000	860,063
	Live Nation Entertainment 2.875%
	exercise price $27.14, expiration date 7/14/27		1,180,000	1,122,474
#	Owens-Brockway Glass Container
	3.00% 144A exercise price $47.47,
	expiration date 5/28/15		806,000	776,783
Total Convertible Bonds (cost $6,394,161)				6,473,091

Corporate Bonds – 84.68%
	Banking – 12.80%
	Abbey National Treasury Services 4.00% 4/27/16		4,035,000	3,955,852
	AgriBank FCB 9.125% 7/15/19		1,210,000	1,552,814
	BAC Capital Trust VI 5.625% 3/8/35		1,025,000	901,044
	Bank of America 3.75% 7/12/16		1,935,000	1,945,124
	BB&T Capital Trust II 6.75% 6/7/36		2,403,000	2,499,274
•	BB&T Capital Trust IV 6.82% 6/12/57		630,000	640,238
•	Bear Stearns 5.44% 12/7/12	AUD	1,410,000	1,536,106
	Capital One Capital V 10.25% 8/15/39	USD	2,430,000	2,586,128
	Capital One Financial 4.75% 7/15/21		1,000,000	1,012,812
	City National 5.25% 9/15/20		1,155,000	1,207,879
@#	CoBank ACB 144A 7.875% 4/16/18		935,000	1,105,198

Statements of net assets
Delaware Extended Duration Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
•	Fifth Third Capital Trust IV 6.50% 4/15/37	USD	1,850,000	$1,813,000
	Goldman Sachs Group 5.25% 7/27/21		3,080,000	3,150,119
•#	HBOS Capital Funding 144A 6.071% 6/29/49		1,350,000	1,120,500
	JPMorgan Chase 5.60% 7/15/41		500,000	506,411
	JPMorgan Chase Capital XXV 6.80% 10/1/37		4,395,000	4,469,112
	KeyBank 6.95% 2/1/28		2,467,000	2,767,890
	Morgan Stanley 5.75% 1/25/21		1,695,000	1,787,654
#	Nordea Bank 144A 4.875% 5/13/21		1,060,000	1,043,497
•	PNC Financial Services Group 6.75% 7/29/49		1,650,000	1,652,528
•#	PNC Preferred Funding Trust II 144A 6.113% 3/29/49		3,900,000	3,276,460
	Rabobank
	5.25% 5/24/41		2,465,000	2,535,728
	•#144A 11.00% 12/29/49		2,200,000	2,818,677
•	Regions Financing Trust II 6.625% 5/15/47		2,200,000	1,951,519
*	Santander Holdings USA 4.625% 4/19/16		875,000	904,947
•	SunTrust Capital VIII 6.10% 12/15/36		3,520,000	3,442,887
	SVB Financial Group 5.375% 9/15/20		1,705,000	1,760,464
•	USB Capital IX 3.50% 10/29/49		4,325,000	3,541,006
	Wachovia Bank 6.60% 1/15/38		2,910,000	3,370,406
•	Wells Fargo Capital XIII 7.70% 12/29/49		3,150,000	3,264,188
	Zions Bancorp
	*5.50% 11/16/15		790,000	822,207
	7.75% 9/23/14		750,000	826,898
				65,768,567
Basic Industry – 7.41%
	Alcoa 6.75% 7/15/18		2,193,000	2,504,570
	ArcelorMittal 7.00% 10/15/39		4,880,000	5,132,872
#	Barrick North America Finance 144A
	5.70% 5/30/41		1,470,000	1,516,683
*	CF Industries 7.125% 5/1/20		350,000	411,250
	Dow Chemical 8.55% 5/15/19		625,000	826,926
	Georgia-Pacific
	8.00% 1/15/24		2,345,000	2,897,688
	#144A 5.40% 11/1/20		4,500,000	4,768,970
	#144A 8.25% 5/1/16		185,000	210,659
	Hexion US Finance 8.875% 2/1/18		615,000	654,975
	International Paper
	7.30% 11/15/39		1,000,000	1,152,847
	*9.375% 5/15/19		2,385,000	3,158,086

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
	Lyondell Chemical 11.00% 5/1/18	USD	1,240,000	$1,410,500
*	Momentive Performance Materials
	11.50% 12/1/16		575,000	615,250
*#	POSCO 144A 5.25% 4/14/21		3,015,000	3,152,786
	Southern Copper 7.50% 7/27/35		3,021,000	3,430,297
	Steel Dynamics 7.75% 4/15/16		420,000	446,250
	Teck Resources 6.25% 7/15/41		5,345,000	5,754,796
				38,045,405
Brokerage – 2.05%
	E Trade Financial PIK 12.50% 11/30/17		765,000	918,000
	Jefferies Group
	6.25% 1/15/36		1,930,000	1,861,620
	6.45% 6/8/27		2,640,000	2,681,176
	Lazard Group 6.85% 6/15/17		3,271,000	3,675,260
	Nuveen Investments
	10.50% 11/15/15		810,000	848,475
	#144A 10.50% 11/15/15		550,000	570,625
				10,555,156
Capital Goods – 2.42%
	Ball
	7.125% 9/1/16		188,000	207,035
	*7.375% 9/1/19		282,000	311,610
	Clean Harbors 7.625% 8/15/16		468,000	499,590
#	Meccanica Holdings USA 144A
	6.25% 7/15/19		1,365,000	1,432,133
	6.25% 1/15/40		2,585,000	2,188,022
#	Odebrecht Finance 144A 6.00% 4/5/23		1,561,000	1,592,220
	RSC Equipment Rental 10.25% 11/15/19		750,000	841,875
#	Votorantim Cimentos 144A 7.25% 4/5/41		2,900,000	2,940,020
	Waste Management 7.75% 5/15/32		900,000	1,163,214
	WMX Technologies 7.10% 8/1/26		1,025,000	1,259,044
				12,434,763
Communications – 9.90%
	AT&T 5.35% 9/1/40		2,750,000	2,749,065
	Cablevision Systems 8.625% 9/15/17		250,000	277,500
#	CC Holdings GS V 144A 7.75% 5/1/17		235,000	258,206
	CenturyLink 6.45% 6/15/21		2,240,000	2,314,384

Statements of net assets
Delaware Extended Duration Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
#	Charter Communications Operating 144A
	10.875% 9/15/14	USD	675,000	$747,563
#	Clearwire Communications 144A
	12.00% 12/1/15		1,750,000	1,790,313
	Comcast 6.95% 8/15/37		5,072,000	5,971,457
	Cricket Communications 7.75% 10/15/20		425,000	422,875
	Crown Castle International 9.00% 1/15/15		660,000	726,000
#	Crown Castle Towers 144A 4.883% 8/15/20		2,000,000	2,067,654
*	CSC Holdings 8.50% 4/15/14		329,000	368,480
	Deutsche Telekom International Finance
	8.75% 6/15/30		1,335,000	1,845,770
#	Digicel Group 144A 10.50% 4/15/18		300,000	336,750
	DIRECTV Holdings 6.375% 3/1/41		1,000,000	1,103,265
	Discovery Communications 6.35% 6/1/40		1,955,000	2,205,424
	DISH DBS 7.875% 9/1/19		380,000	419,425
*	Entravision Communications 8.75% 8/1/17		200,000	210,000
	Intelsat Bermuda 11.25% 2/4/17		740,000	793,650
	Intelsat Jackson Holdings 11.25% 6/15/16		195,000	208,163
#	News America 144A 6.15% 2/15/41		2,500,000	2,502,640
*	PAETEC Holding 9.50% 7/15/15		350,000	366,625
	Qwest Communications International 7.125% 4/1/18		700,000	752,500
	Sprint Capital 6.875% 11/15/28		1,400,000	1,337,000
	Telecom Italia Capital 7.721% 6/4/38		4,790,000	4,804,910
	Telefonica Emisiones
	5.134% 4/27/20		1,000,000	989,944
	5.462% 2/16/21		1,255,000	1,260,895
	Telesat Canada 11.00% 11/1/15		230,000	253,000
*	Time Warner Cable 5.875% 11/15/40		2,700,000	2,789,370
	US West Communications 6.875% 9/15/33		3,510,000	3,492,449
#	VimpelCom Holdings 144A 7.504% 3/1/22		1,520,000	1,523,800
	Virgin Media Secured Finance
	6.50% 1/15/18		2,445,000	2,701,725
	#144A 5.25% 1/15/21		1,555,000	1,680,232
#	Wind Acquisition Finance 144A 11.75% 7/15/17		860,000	957,825
#	XM Satellite Radio 144A 13.00% 8/1/13		510,000	600,525
				50,829,384
Consumer Cyclical – 7.12%
	CVS Caremark 5.75% 5/15/41		6,050,000	6,322,600
#	Delphi 144A 6.125% 5/15/21		1,565,000	1,588,475

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
*	Ford Motor 7.45% 7/16/31	USD	825,000	$944,476
	Ford Motor Credit
	5.00% 5/15/18		2,010,000	2,025,969
	*9.875% 8/10/11		650,000	651,720
*	Goodyear Tire & Rubber 10.50% 5/15/16		10,000	11,313
	Harrah’s Operating
	*10.00% 12/15/18		475,000	427,500
	11.25% 6/1/17		335,000	370,594
*	Home Depot 5.95% 4/1/41		4,500,000	4,904,554
	Host Hotels & Resorts
	*6.00% 11/1/20		1,295,000	1,332,231
	#144A 5.875% 6/15/19		1,010,000	1,026,413
*	Macy’s Retail Holdings 8.375% 7/15/15		150,000	179,588
	MGM Resorts International
	10.375% 5/15/14		90,000	103,275
	11.125% 11/15/17		110,000	127,325
	*11.375% 3/1/18		900,000	1,048,500
	13.00% 11/15/13		175,000	209,563
*	OSI Restaurant Partners 10.00% 6/15/15		1,425,000	1,499,813
	Quiksilver 6.875% 4/15/15		700,000	685,125
	Ryland Group 8.40% 5/15/17		475,000	520,125
*	Sally Holdings 10.50% 11/15/16		260,000	279,500
*	Time Warner 6.25% 3/29/41		3,200,000	3,478,326
	Wal-Mart Stores
	*4.875% 7/8/40		3,650,000	3,640,320
	5.625% 4/15/41		2,000,000	2,221,458
	Wyndham Worldwide 5.625% 3/1/21		2,880,000	2,954,244
				36,553,007
Consumer Non-Cyclical – 6.21%
	Amgen
	4.95% 10/1/41		2,972,000	2,854,044
	5.65% 6/15/42		2,300,000	2,457,426
*	Celgene 5.70% 10/15/40		4,895,000	5,005,813
	Corn Products International 6.625% 4/15/37		2,950,000	3,318,927
	Delhaize Group 5.70% 10/1/40		1,895,000	1,873,056
	HCA
	9.25% 11/15/16		530,000	568,094
	PIK 9.625% 11/15/16		125,000	134,063

Statements of net assets
Delaware Extended Duration Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
*#	HCA Holdings 144A 7.75% 5/15/21	USD	500,000	$511,250
#	inVentiv Health 144A 10.00% 8/15/18		785,000	769,300
	Kraft Foods 6.50% 2/9/40		1,560,000	1,830,630
	McKesson 6.00% 3/1/41		1,450,000	1,626,031
#	Mylan 144A 7.625% 7/15/17		1,480,000	1,631,700
#	Pernod-Ricard 144A 5.75% 4/7/21		2,415,000	2,621,673
*	Quest Diagnostics 5.75% 1/30/40		4,875,000	5,055,069
	Sara Lee 4.10% 9/15/20		1,178,000	1,157,897
*	Supervalu 7.50% 11/15/14		460,000	470,925
				31,885,898
Electric – 8.84%
	AES 8.00% 6/1/20		325,000	352,625
	Ameren Illinois 9.75% 11/15/18		2,180,000	2,919,502
#	American Transmission Systems 144A
	5.25% 1/15/22		1,140,000	1,242,599
	CMS Energy 6.25% 2/1/20		440,000	482,335
*	Duke Energy Carolinas 5.30% 2/15/40		1,500,000	1,615,364
#	Enel Finance International 144A 6.00% 10/7/39		5,300,000	4,673,503
	Great Plains Energy 4.85% 6/1/21		2,500,000	2,593,223
*#	Ipalco Enterprises 144A 5.00% 5/1/18		1,390,000	1,383,015
*	NRG Energy 7.375% 1/15/17		180,000	189,225
	Pacific Gas & Electric 5.40% 1/15/40		4,850,000	5,035,798
	PPL Electric Utilities 5.20% 7/15/41		2,800,000	2,921,204
	Puget Sound Energy
	*5.638% 4/15/41		3,085,000	3,316,338
	•6.974% 6/1/67		2,495,000	2,579,072
	South Carolina Electric & Gas 5.45% 2/1/41		8,335,000	8,907,622
*	Southern California Edison 6.65% 4/1/29		2,310,000	2,746,777
•	Wisconsin Energy 6.25% 5/15/67		4,405,000	4,445,574
				45,403,776
Energy – 7.08%
	Canadian Natural Resources 6.25% 3/15/38		1,560,000	1,796,538
*	Chesapeake Energy 7.25% 12/15/18		610,000	680,150
#	CNOOC Finance 2011 144A 4.25% 1/26/21		1,800,000	1,831,217
*	Encana 6.50% 2/1/38		1,500,000	1,709,777
#	ENI 144A 5.70% 10/1/40		3,450,000	3,288,816
#	Hercules Offshore 144A 10.50% 10/15/17		315,000	330,750

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Noble Energy
	6.00% 3/1/41	USD	3,500,000	$3,790,772
	8.25% 3/1/19		1,325,000	1,737,798
*	Noble Holding International 6.20% 8/1/40		4,120,000	4,598,838
*	Petrobras International Finance 6.75% 1/27/41		885,000	997,044
	Petrohawk Energy 7.25% 8/15/18		2,195,000	2,562,663
	Suncor Energy 6.85% 6/1/39		2,500,000	3,017,825
	Sunoco Logistics Partners Operations
	4.65% 2/15/22		2,220,000	2,261,086
	Transocean 6.50% 11/15/20		1,745,000	2,051,070
	Weatherford Bermuda 6.75% 9/15/40		2,300,000	2,625,892
	Williams
	7.75% 6/15/31		1,485,000	1,795,500
	8.75% 3/15/32		1,000,000	1,316,709
				36,392,445
Finance Companies – 2.55%
	FTI Consulting
	6.75% 10/1/20		805,000	825,125
	7.75% 10/1/16		375,000	391,875
	General Electric Capital
	5.30% 2/11/21		1,430,000	1,527,158
	5.875% 1/14/38		5,845,000	6,038,920
*•#	ILFC E-Capital Trust I 144A 5.74% 12/21/65		1,000,000	840,990
•#	ILFC E-Capital Trust II 144A 6.25% 12/21/65		1,250,000	1,075,000
	International Lease Finance
	6.25% 5/15/19		1,292,000	1,291,253
	*8.75% 3/15/17		975,000	1,092,000
				13,082,321
Insurance – 4.80%
	American International Group 8.25% 8/15/18		2,470,000	2,935,716
•	Chubb 6.375% 3/29/67		2,555,000	2,650,813
	Coventry Health Care 5.45% 6/15/21		1,690,000	1,792,034
•	Genworth Financial 6.15% 11/15/66		525,000	346,500
#	Highmark 144A 6.125% 5/15/41		4,510,000	4,721,356
•	ING Groep 5.775% 12/29/49		990,000	900,900
•#	Liberty Mutual Group 144A 7.00% 3/15/37		1,050,000	1,022,997
#	MetLife Capital Trust IV 144A 7.875% 12/15/37		900,000	991,515
#	MetLife Capital Trust X 144A 9.25% 4/8/38		3,530,000	4,394,849

Statements of net assets
Delaware Extended Duration Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Insurance (continued)
	Prudential Financial 5.625% 5/12/41	USD	3,210,000	$3,201,863
	Transatlantic Holdings 8.00% 11/30/39		704,000	776,875
•#	ZFS Finance USA Trust II 144A 6.45% 12/15/65		895,000	917,375
				24,652,793
Natural Gas – 8.97%
*	AGL Capital 5.875% 3/15/41		5,605,000	6,135,295
@	Boston Gas 6.95% 12/1/23		200,000	230,762
	El Paso Pipeline Partners Operating
	7.50% 11/15/40		3,065,000	3,751,235
•	Enbridge Energy Partners 8.05% 10/1/37		2,875,000	3,167,546
	Energy Transfer Partners
	*6.05% 6/1/41		3,250,000	3,262,009
	9.70% 3/15/19		1,535,000	1,993,081
•	Enterprise Products Operating 7.034% 1/15/68		3,020,000	3,186,444
#	KeySpan Gas East 144A 5.819% 4/1/41		3,195,000	3,445,325
	Kinder Morgan Energy Partners 6.95% 1/15/38		4,500,000	5,194,035
	NiSource Finance
	*5.95% 6/15/41		4,000,000	4,129,432
	6.25% 12/15/40		1,710,000	1,819,785
	Plains All American Pipeline 6.65% 1/15/37		1,415,000	1,600,151
*	Sempra Energy 6.00% 10/15/39		4,660,000	5,140,083
•	TransCanada Pipelines 6.35% 5/15/67		2,940,000	3,015,070
				46,070,253
Real Estate – 2.24%
*	Developers Diversified Realty 7.875% 9/1/20		2,010,000	2,382,535
	Digital Realty Trust 5.25% 3/15/21		2,270,000	2,323,561
	Health Care REIT 6.50% 3/15/41		3,615,000	3,710,165
	Regency Centers 5.875% 6/15/17		1,140,000	1,288,028
#	WEA Finance 144A 4.625% 5/10/21		1,805,000	1,825,696
				11,529,985
Technology – 1.50%
	Applied Materials 5.85% 6/15/41		2,970,000	3,202,988
	Cisco Systems 5.50% 1/15/40		2,560,000	2,708,006
*	First Data 11.25% 3/31/16		800,000	792,000
*	GXS Worldwide 9.75% 6/15/15		1,000,000	1,015,000
				7,717,994

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Transportation – 0.79%
CSX 5.50% 4/15/41	USD	3,910,000	$4,060,719
			4,060,719
Total Corporate Bonds (cost $410,868,224)			434,982,466

Municipal Bonds – 5.33%
Chicago, Illinois O’Hare International Airport
Taxable Build America Bond Series B
6.395% 1/1/40		3,800,000	4,203,787
Long Island Power Authority, New York Electric
System Revenue Taxable Build America Bond
5.85% 5/1/41		3,600,000	3,670,344
Los Angeles, California Department of Water &
Power Revenue Taxable Build America Bond
6.574% 7/1/45		2,225,000	2,647,016
Massachusetts Development Finance Agency
Revenue (Harvard University) Series B-1
5.00% 10/15/40		3,975,000	4,183,012
Metropolitan Transportation Authority,
New York Taxable Build America Bond
Dedicated Tax Fund
Series A2 6.089% 11/15/40		3,205,000	3,502,680
Series C-1 6.687% 11/15/40		3,000,000	3,381,720
Oregon Department of Transportation Highway
User Revenue Taxable Build America Bond
(Subordinate Lien Direct Payment) Series A
5.834% 11/15/34		1,605,000	1,757,427
San Francisco Bay Area Toll Authority, California
Toll Bridge Revenue Taxable Build America
Bond Series S3 6.907% 10/1/50		1,485,000	1,714,848
Triborough Bridge & Tunnel Authority, New York
Revenue Taxable Build America Bond Series A-2
5.45% 11/15/32		2,310,000	2,312,102
Total Municipal Bonds (cost $25,325,715)			27,372,936

Regional Bonds – 0.22%Δ
Australia – 0.09%
New South Wales Treasury 6.00% 6/1/20	AUD	419,000	486,672
			486,672

Statements of net assets
Delaware Extended Duration Bond Fund

	Principal amount°		Value (U.S. $)
Regional Bonds (continued)
Canada – 0.13%
Quebec Province 4.50% 12/1/19	CAD	570,000	$647,383
			647,383
Total Regional Bonds (cost $953,373)			1,134,055

«Senior Secure Loans – 1.59%
Alliance HealthCare Services 5.50% 6/1/16	USD	433,772	432,779
Burlington Coat Factory Warehouse Tranche B
6.25% 2/10/17		795,000	796,240
Cengage Learning Acquisitions 7.50% 7/7/14		233,437	233,388
Chester Downs & Marina 12.375% 12/31/16		339,828	346,624
Chrysler Group 6.00% 4/28/17		1,400,000	1,365,007
Delta Air Lines Tranche B 5.50% 3/29/17		900,000	891,005
Goodman Global Tranche B 5.75% 10/28/16		397,000	399,553
Graham Packaging Tranche C 6.75% 4/5/14		811,262	813,432
MGM MIRAGE Tranche E 7.00% 2/21/14		505,000	496,243
Nuveen Investments 2nd Lien 12.50% 7/9/15		620,000	660,043
Reynolds Group Holdings 6.50% 7/7/18		1,255,000	1,248,882
Univision Communications 4.436% 3/29/17		495,381	470,218
Total Senior Secure Loans (cost $8,109,015)			8,153,414

Sovereign Bonds – 2.75%Δ
Australia – 0.48%
Australian Government Bond 4.50% 4/15/20	AUD	1,041,000	1,122,270
Australian Government Inflation-Linked Bond
4.00% 8/20/15	AUD	697,000	1,339,090
			2,461,360
Brazil – 0.29%
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/21	BRL	2,712,000	1,496,277
			1,496,277
Canada – 0.16%
Canadian Government Bond
3.75% 6/1/19	CAD	418,000	474,940
4.00% 6/1/41	CAD	303,000	360,155
			835,095

	Principal amount°		Value (U.S. $)
Sovereign Bonds (continued)
Chile – 0.10%
Chile Government International Bond
5.50% 8/5/20	CLP	215,000,000	$486,937
			486,937
Germany – 0.04%
Deutschland Republic 2.25% 9/4/20	EUR	132,000	186,656
			186,656
Indonesia – 0.37%
Indonesia Treasury Bond 11.00% 11/15/20	IDR	12,641,000,000	1,883,732
			1,883,732
Lithuania – 0.13%
# Lithuania Government International Bond
144A 6.125% 3/9/21	USD	644,000	688,275
			688,275
Poland – 0.46%
Poland Government International Bond
5.125% 4/21/21		2,260,000	2,356,050
			2,356,050
Republic of Korea – 0.49%
# Korea Housing Finance 144A 3.50% 12/15/16		1,100,000	1,119,564
Korea Treasury Inflation-Linked Bond
2.75% 6/10/20	KRW	1,333,107,049	1,415,132
			2,534,696
Russia – 0.23%
Russia-Eurobond 7.50% 3/31/30	USD	1,003,400	1,201,572
			1,201,572
Total Sovereign Bonds (cost $12,794,202)			14,130,650

U.S. Treasury Obligations – 0.68%
∞ U.S. Treasury Bond 4.75% 2/15/41		1,156,000	1,280,632
*^ U.S Treasury Strip Principal 4.991% 5/15/41		8,505,000	2,237,589
Total U.S. Treasury Obligations (cost $3,449,839)			3,518,221

Statements of net assets
Delaware Extended Duration Bond Fund

	Number of shares		Value (U.S. $)
Convertible Preferred Stock – 0.16%
# Chesapeake Energy 144A 5.75% exercise price
$27.94, expiration date 12/31/49		610	$843,325
Total Convertible Preferred Stock
(cost $852,475)			843,325

Preferred Stock – 1.04%
Alabama Power 5.625%		16,200	405,000
Ally Financial
∏•8.50%		50,000	1,231,000
#144A 7.00%		2,175	1,976,124
• PNC Financial Services Group 8.25%		1,615,000	1,731,635
Total Preferred Stock (cost $5,215,229)			5,343,759

	Number of contracts
Purchased Options – 0.15%
Put Options – 0.01%
SPX, Strike Price $1,275, Expires 9/17/11		17	54,400
			54,400

	Notional amount°
Put Swaptions – 0.14%
10-Yr IRS, Strike Rate 5.23%, Expires 1/13/14	USD	4,000,000	111,992
30-Yr IRS, Strike Rate 4.813%, Expires 1/13/14		8,000,000	598,859
			710,851
Total Purchased Options (cost $1,016,846)			765,251

	Principal amount°
≠Short-Term Investments – 0.93%
Discount Notes – 0.14%
Federal Home Loan Bank
0.010% 8/11/11	USD	9,313	9,313
0.050% 8/6/11		447,778	447,778
Freddie Mac 0.001% 8/15/11		256,807	256,804
			713,895

	Principal amount°	Value (U.S. $)
≠Short-Term Investments (continued)
Repurchase Agreement – 0.03%
BNP Paribas 0.14%, dated 7/29/11, to be
repurchased on 8/1/11, repurchase price
$153,225 (collateralized by U.S. Government
obligations 3.875% 4/15/29; market
value $156,288)	153,223	$153,223
		153,223
U.S. Treasury Obligations – 0.76%
U.S. Treasury Bills
0.002% 8/11/11	431,346	431,315
0.037% 8/4/11	3,460,150	3,460,078
		3,891,393
Total Short-Term Investments (cost $4,758,608)		4,758,511

Total Value of Securities Before Securities
Lending Collateral – 98.81% (cost $479,859,024)		507,586,489

	Number of shares
Securities Lending Collateral** – 9.85%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	50,088	48,340
Delaware Investments Collateral Fund No. 1	50,568,927	50,568,927
@†Mellon GSL Reinvestment Trust II	96,378	0
Total Securities Lending Collateral
(cost $50,715,393)		50,617,267

Total Value of Securities – 108.66%
(cost $530,574,417)		558,203,756 ©

	Number of contracts
Written Options – 0.00%
Put Options – 0.00%
SPX, Strike Price $1,275, Expires 9/17/11 (MSC)	(17)	(20,400)
Total Written Options (premium received $(11,643))		(20,400)

Statements of net assets
Delaware Extended Duration Bond Fund

Value (U.S. $)

Obligation to Return Securities
Lending Collateral** – (9.87%)	$(50,715,393)
Receivables and Other Assets
Net of Other Liabilities – 1.21%	6,219,443
Net Assets Applicable to 80,514,188
Shares Outstanding – 100.00%	$513,687,406

Net Asset Value – Delaware Extended Duration Bond Fund
Class A ($352,059,782 / 55,164,001 Shares)	$6.38
Net Asset Value – Delaware Extended Duration Bond Fund
Class B ($2,219,419 / 348,362 Shares)	$6.37
Net Asset Value – Delaware Extended Duration Bond Fund
Class C ($24,532,530 / 3,845,177 Shares)	$6.38
Net Asset Value – Delaware Extended Duration Bond Fund
Class R ($10,799,645 / 1,690,219 Shares)	$6.39
Net Asset Value – Delaware Extended Duration Bond Fund
Institutional Class ($124,076,030 / 19,466,429 Shares)	$6.37

Components of Net Assets at July 31, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$480,688,129
Undistributed net investment income	936,905
Accumulated net realized gain on investments	2,235,821
Net unrealized appreciation of investments and foreign currencies	29,826,551
Total net assets	$513,687,406

°Principal amount is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
CHF — Swiss Franc
CAD — Canadian Dollar
CLP — Chilean Peso
EUR — European Monetary Unit
GBP — British Pound Sterling
IDR — Indonesian Rupiah
KRW — South Korean Won
NOK — Norwegian Kroner
USD — United States Dollar

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2011, the aggregate amount of Rule 144A securities was $86,532,223, which represented 16.85% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
*	Fully or partially on loan.
•	Variable rate security. The rate shown is the rate as of July 31, 2011. Interest rates reset periodically.
@	Illiquid security. At July 31, 2011, the aggregate amount of illiquid securities was $1,335,960, which represented 0.26% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
Δ	Securities have been classified by country of origin.
«	Senior secured loans generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at July 31, 2011.
∞	Fully or partially pledged as collateral for futures contracts.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
∏	Restricted security. This investment is in a security not registered under the Securities Act of 1933, as amended, and has certain restrictions on resale which may limit its liquidity. At July 31, 2011, the aggregate amount of the restricted security was $1,231,000, which represented 0.24% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements”.
†	Non income producing security.
©	Includes $49,430,806 of securities loaned.

Statements of net assets
Delaware Extended Duration Bond Fund

Summary of abbreviations:
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
CDS — Credit Default Swap
CITI — Citigroup Global Markets
CPI-U — Consumer Price Index-Urban
GSC — Goldman Sachs Capital
HSBC — Hong Kong Shanghai Bank
HY — High Yield
IRS — Interest Rate Swap
JPMC — JPMorgan Chase Bank
MSC — Morgan Stanley Capital
PIK — Pay-in-kind
REIT — Real Estate Investment Trust
SPX — S&P 500 Index
yr — Year

Net Asset Value and Offering Price Per Share –
Delaware Extended Duration Bond Fund
Net asset value Class A (A)	$6.38
Sales charge (4.50% of offering price) (B)	0.30
Offering price	$6.68

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

The following foreign currency exchange contracts, futures contracts, options contracts and swap contracts were outstanding at July 31, 20111:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	BRL	(1,264,092)	USD	813,706	9/2/11	$6,121
BAML	CHF	1,723,268	USD	(2,139,363)	9/2/11	49,528
BAML	EUR	(774,643)	USD	1,111,652	9/2/11	(568)
BAML	NOK	(3,945,570)	USD	727,568	9/2/11	(3,639)
GSC	GBP	768,905	USD	(1,259,000)	9/2/11	2,874
HSBC	AUD	522,505	USD	(564,436)	9/2/11	6,774
HSBC	EUR	(2,740,964)	USD	3,937,258	9/2/11	1,828
HSBC	NOK	6,856,687	USD	(1,264,418)	9/2/11	6,288
JPMC	EUR	(443,000)	USD	635,705	9/2/11	(347)
MSC	EUR	(406,648)	USD	584,315	9/2/11	456
						$69,315

Futures Contracts

				Unrealized
	Notional Cost			Appreciation
Contracts to Buy (Sell)	(Proceeds)	Notional Value	Expiration Date	(Depreciation)
(533) U.S. Treasury 10 yr Note	$(64,907,898)	$(66,991,438)	9/21/11	$(2,083,540)
393 U.S. Treasury Long Bond	48,640,808	50,353,125	9/21/11	1,712,317
400 U.S. Treasury Ultra Term Bond	51,063,432	52,775,000	9/21/11	1,711,568
	$34,796,342			$1,340,345

Statements of net assets
Delaware Extended Duration Bond Fund

Swap Contracts
CDS Contracts

			Annual		Unrealized
	Swap		Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Notional Value	Payments	Date	(Depreciation)
	Protection Purchased:
BAML	Kingdom of Spain 5 yr CDS	$1,730,000	1.00%	6/20/16	$91,761
BCLY	ITRAXX Europe Subordinate
	Financials 15.1 5 yr CDS	6,625,000	1.00%	6/20/16	230,042
BCLY	Kingdom of Spain 5 yr CDS	1,027,000	1.00%	3/20/16	2,963
BCLY	United States of America
	5 yr CDS	1,200,000	0.25%	3/20/16	9,019
CITI	CDX.NA.HY.16	780,000	5.00%	6/20/16	12,615
CITI	Sara Lee 5 yr CDS	900,000	1.00%	3/20/16	(39,187)
GSC	ITRAXX Europe Subordinate
	Financials CDX.NA.HY.16	4,340,000	5.00%	6/20/16	110,917
JPMC	ITRAXX Europe Subordinate
	15.1 5 yr CDS	1,100,000	1.00%	6/20/16	71,423
JPMC	Portuguese Republic 5 yr CDS	756,000	1.00%	6/22/15	183,832
JPMC	Viacom 5 yr CDS	1,250,000	1.00%	9/20/15	(22,501)
MSC	Kingdom of Spain 5 yr CDS	2,010,000	1.00%	6/20/16	53,614
		$21,718,000			$704,498
	Protection Sold / Moody’s Rating:
CITI	MetLife 5 yr CDS / A	$825,000	5.00%	9/20/14	$55,626
JPMC	Comcast 5 yr CDS / Baa	1,250,000	1.00%	9/20/15	30,790
JPMC	MetLife 5 yr CDS / A	155,000	1.00%	9/20/16	(310)
JPMC	Tyson Foods 5 yrs CDS / Ba	1,100,000	1.00%	3/20/16	7,769
		$3,330,000			$93,875
Total					$798,373

Inflation Swap Contract

			Unrealized
	Expiration		Appreciation
Notional Value	Date	Description	(Depreciation)
$12,500,000	2/29/16	Agreement with Barclays to receive the notional amount multiplied by the non-revised 5 yr zero coupon CPI-U and to pay the notional amount multiplied by the fixed rate of 2.555%.	$75,554

The use of foreign currency exchange contracts, futures contracts, options contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Year Ended July 31, 2011

	Delaware	Delaware
	Corporate	Extended
	Bond	Duration Bond
	Fund	Fund
Investment Income:
Interest	$52,861,909	$25,524,998
Dividends	635,673	334,992
Securities lending income	179,232	64,392
Foreign tax withheld	(97,960)	(44,705)
	53,578,854	25,879,677
Expenses:
Management fees	4,832,147	2,364,892
Distribution expenses – Class A	1,194,681	905,527
Distribution expenses – Class B	83,443	29,232
Distribution expenses – Class C	1,379,277	242,206
Distribution expenses – Class R	66,849	83,435
Dividend disbursing and transfer agent fees and expenses	2,039,978	656,388
Accounting and administration expenses	390,392	169,285
Reports and statements to shareholders	199,319	69,755
Registration fees	92,871	93,945
Legal fees	86,913	36,700
Audit and tax	55,412	27,962
Trustees’ fees	53,658	22,769
Custodian fees	43,951	22,586
Insurance fees	30,257	11,026
Dues and services	14,143	17,323
Consulting fees	9,959	4,162
Pricing fees	8,998	8,627
Trustees’ expenses	3,543	1,449
	10,585,791	4,767,269
Less fees waived	(904,768)	(494,941)
Less waived distribution expenses – Class A	(199,114)	(150,921)
Less waived distribution expenses – Class R	(11,142)	(13,906)
Less expense paid indirectly	(1,890)	(1,217)
Total operating expenses	9,468,877	4,106,284
Net Investment Income	44,109,977	21,773,393

	Delaware	Delaware
	Corporate	Extended
	Bond	Duration Bond
	Fund	Fund
Net Realized and Unrealized Gain (Loss) on
Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments	$38,133,320	$15,320,913
Foreign currencies	1,197,947	459,120
Foreign currency exchange contracts	(90,785)	(53,591)
Futures contracts	(5,658,446)	1,157,315
Swap contracts	2,202	(112,794)
Net realized gain	33,584,238	16,770,963
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	7,684,323	2,791,904
Net Realized and Unrealized Gain on
Investments and Foreign Currencies	41,268,561	19,562,867

Net Increase in Net Assets Resulting
from Operations	$85,378,538	$41,336,260

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Corporate Bond Fund

	Year Ended
	7/31/11	7/31/10
Increase in Net Assets from Operations:
Net investment income	$44,109,977	$42,273,800
Net realized gain on investments
and foreign currencies	33,584,238	63,381,234
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	7,684,323	24,337,227
Net increase in net assets resulting from operations	85,378,538	129,992,261

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(20,177,208)	(29,498,681)
Class B	(360,259)	(550,082)
Class C	(5,958,860)	(6,879,814)
Class R	(536,724)	(602,275)
Institutional Class	(23,146,689)	(8,273,848)

Net realized gain on investments:
Class A	(18,619,739)	—
Class B	(400,441)	—
Class C	(6,355,176)	—
Class R	(474,102)	—
Institutional Class	(20,157,143)	—
	(96,186,341)	(45,804,700)

Capital Share Transactions:
Proceeds from shares sold:
Class A	155,538,522	351,999,821
Class B	97,900	286,236
Class C	36,483,043	47,478,675
Class R	7,492,056	5,484,669
Institutional Class	300,959,811	346,602,990

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	31,298,663	15,482,178
Class B	575,629	325,321
Class C	9,519,702	2,664,010
Class R	989,624	381,206
Institutional Class	34,711,566	1,611,278
	577,666,516	772,316,384

	Year Ended
	7/31/11	7/31/10
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(200,246,754)	$(473,604,171)
Class B	(3,680,277)	(3,955,525)
Class C	(50,191,010)	(45,346,480)
Class R	(6,651,589)	(8,066,461)
Institutional Class	(221,334,191)	(51,910,392)
	(482,103,821)	(582,883,029)
Increase in net assets derived
from capital share transactions	95,562,695	189,433,355
Net Increase in Net Assets	84,754,892	273,620,916

Net Assets:
Beginning of year	928,815,974	655,195,058
End of year	$1,013,570,866	$928,815,974

Distributions in excess of net investment income	$(361,280)	$(163,236)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Extended Duration Bond Fund

	Year Ended
	7/31/11	7/31/10
Increase in Net Assets from Operations:
Net investment income	$21,773,393	$16,959,422
Net realized gain on investments
and foreign currencies	16,770,963	28,232,615
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	2,791,904	12,929,876
Net increase in net assets resulting from operations	41,336,260	58,121,913

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(15,852,945)	(13,787,748)
Class B	(131,629)	(193,311)
Class C	(1,089,216)	(1,074,872)
Class R	(695,505)	(340,033)
Institutional Class	(4,741,267)	(2,034,209)

Net realized gain on investments:
Class A	(14,282,673)	—
Class B	(157,648)	—
Class C	(1,262,536)	—
Class R	(744,442)	—
Institutional Class	(3,440,914)	—
	(42,398,775)	(17,430,173)

Capital Share Transactions:
Proceeds from shares sold:
Class A	153,640,124	138,349,253
Class B	50,958	62,238
Class C	11,682,865	8,692,273
Class R	12,378,423	14,196,170
Institutional Class	110,747,266	28,357,875

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	28,522,062	11,967,772
Class B	222,194	117,338
Class C	1,924,842	554,975
Class R	1,439,947	323,298
Institutional Class	7,217,008	1,509,711
	327,825,689	204,130,903

	Year Ended
	7/31/11	7/31/10
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(103,758,638)	$(91,290,016)
Class B	(1,462,031)	(1,230,405)
Class C	(11,781,175)	(8,143,235)
Class R	(16,929,980)	(1,833,248)
Institutional Class	(44,476,105)	(11,531,587)
	(178,407,929)	(114,028,491)
Increase in net assets derived
from capital share transactions	149,417,760	90,102,412
Net Increase in Net Assets	148,355,245	130,794,152

Net Assets:
Beginning of year	365,332,161	234,538,009
End of year	$513,687,406	$365,332,161

Undistributed net investment income	$936,905	$1,078,126

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Corporate Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income1
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflect waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
$6.080	$5.460	$5.240	$5.520	$5.490

0.268	0.309	0.314	0.279	0.301
0.278	0.647	0.216	(0.272)	0.046
0.546	0.956	0.530	0.007	0.347

(0.305)	(0.336)	(0.310)	(0.287)	(0.317)
(0.271)	—	—	—	—
(0.576)	(0.336)	(0.310)	(0.287)	(0.317)

$6.050	$6.080	$5.460	$5.240	$5.520

9.44%	17.91%	11.04%	0.04%	6.35%

$392,313	$409,671	$459,892	$268,659	$304,255

0.95%	0.94%	0.90%	0.90%	0.82%

1.09%	1.10%	1.11%	1.08%	1.06%
4.45%	5.31%	6.45%	5.10%	5.35%

4.31%	5.15%	6.24%	4.92%	5.11%
204%	219%	271%	355%	244%

Financial highlights
Delaware Corporate Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income1
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
$ 6.080	$ 5.460	$ 5.230	$ 5.520	$ 5.480

0.223	0.265	0.278	0.238	0.259
0.278	0.647	0.225	(0.283)	0.055
0.501	0.912	0.503	(0.045)	0.314

(0.260)	(0.292)	(0.273)	(0.245)	(0.274)
(0.271)	—	—	—	—
(0.531)	(0.292)	(0.273)	(0.245)	(0.274)

$ 6.050	$ 6.080	$ 5.460	$ 5.230	$ 5.520

8.62%	17.04%	10.43%	(0.90% )	5.56%

$6,705	$9,807	$11,938	$15,525	$22,694
1.70%	1.69%	1.65%	1.65%	1.57%

1.79%	1.80%	1.81%	1.78%	1.76%
3.70%	4.56%	5.70%	4.35%	4.60%

3.61%	4.45%	5.54%	4.22%	4.41%
204%	219%	271%	355%	244%

Financial highlights
Delaware Corporate Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income1
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
$6.090	$5.470	$5.240	$5.520	$5.490

0.223	0.266	0.278	0.238	0.259
0.268	0.646	0.225	(0.273)	0.045
0.491	0.912	0.503	(0.035)	0.304

(0.260)	(0.292)	(0.273)	(0.245)	(0.274)
(0.271)	—	—	—	—
(0.531)	(0.292)	(0.273)	(0.245)	(0.274)

$6.050	$6.090	$5.470	$5.240	$5.520

8.44%	17.01%	10.41%	(0.71% )	5.55%

$135,912	$141,328	$121,901	$62,211	$67,693
1.70%	1.69%	1.65%	1.65%	1.57%

1.79%	1.80%	1.81%	1.78%	1.76%
3.70%	4.56%	5.70%	4.35%	4.60%

3.61%	4.45%	5.54%	4.22%	4.41%
204%	219%	271%	355%	244%

Financial highlights
Delaware Corporate Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income1
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflect waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
$6.090	$5.470	$5.240	$5.520	$5.490

0.253	0.295	0.302	0.265	0.287
0.268	0.646	0.226	(0.272)	0.045
0.521	0.941	0.528	(0.007)	0.332

(0.290)	(0.321)	(0.298)	(0.273)	(0.302)
(0.271)	—	—	—	—
(0.561)	(0.321)	(0.298)	(0.273)	(0.302)

$6.050	$6.090	$5.470	$5.240	$5.520

8.98%	17.60%	10.97%	(0.21% )	6.07%

$11,981	$10,209	$11,229	$11,973	$15,802
1.20%	1.19%	1.15%	1.15%	1.07%

1.39%	1.40%	1.41%	1.38%	1.36%
4.20%	5.06%	6.20%	4.85%	5.10%

4.01%	4.85%	5.94%	4.62%	4.81%
204%	219%	271%	355%	244%

Financial highlights
Delaware Corporate Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income1
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
$6.090	$5.470	$5.240	$5.520	$5.480

0.283	0.329	0.327	0.293	0.315
0.268	0.641	0.225	(0.273)	0.056
0.551	0.970	0.552	0.020	0.371

(0.320)	(0.350)	(0.322)	(0.300)	(0.331)
(0.271)	—	—	—	—
(0.591)	(0.350)	(0.322)	(0.300)	(0.331)

$6.050	$6.090	$5.470	$5.240	$5.520

9.52%	18.40%	11.53%	0.10%	6.81%

$466,660	$357,801	$50,235	$205,197	$180,631
0.70%	0.69%	0.65%	0.65%	0.57%

0.79%	0.80%	0.81%	0.78%	0.76%
4.70%	5.56%	6.70%	5.35%	5.60%

4.61%	5.45%	6.54%	5.22%	5.41%
204%	219%	271%	355%	244%

Financial highlights
Delaware Extended Duration Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income1
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflect waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
$6.440	$5.600	$5.210	$5.460	$5.410

0.318	0.348	0.344	0.296	0.306
0.268	0.850	0.385	(0.245)	0.065
0.586	1.198	0.729	0.051	0.371

(0.329)	(0.358)	(0.339)	(0.301)	(0.321)
(0.317)	—	—	—	—
(0.646)	(0.358)	(0.339)	(0.301)	(0.321)

$6.380	$6.440	$5.600	$5.210	$5.460

9.74%	22.00%	15.17%	0.83%	6.82%

$352,060	$275,312	$184,538	$163,372	$180,853
0.95%	0.94%	0.90%	0.90%	0.88%

1.12%	1.18%	1.29%	1.23%	1.20%
5.07%	5.77%	7.03%	5.42%	5.44%

4.90%	5.53%	6.64%	5.09%	5.12%
147%	149%	234%	443%	276%

Financial highlights
Delaware Extended Duration Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income1
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
$6.430	$5.590	$5.200	$5.450	$5.410

0.271	0.301	0.307	0.254	0.264
0.268	0.852	0.384	(0.244)	0.054
0.539	1.153	0.691	0.010	0.318

(0.282)	(0.313)	(0.301)	(0.260)	(0.278)
(0.317)	—	—	—	—
(0.599)	(0.313)	(0.301)	(0.260)	(0.278)

$6.370	$6.430	$5.590	$5.200	$5.450

8.93%	21.13%	14.33%	0.08%	5.84%

$2,219	$3,464	$3,992	$4,718	$5,959
1.70%	1.69%	1.65%	1.65%	1.63%

1.82%	1.88%	1.99%	1.93%	1.90%
4.32%	5.02%	6.28%	4.67%	4.69%

4.20%	4.83%	5.94%	4.39%	4.42%
147%	149%	234%	443%	276%

Financial highlights
Delaware Extended Duration Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income1
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
$6.430	$5.600	$5.210	$5.460	$5.410

0.272	0.302	0.307	0.254	0.264
0.277	0.841	0.385	(0.244)	0.064
0.549	1.143	0.692	0.010	0.328

(0.282)	(0.313)	(0.302)	(0.260)	(0.278)
(0.317)	—	—	—	—
(0.599)	(0.313)	(0.302)	(0.260)	(0.278)

$6.380	$6.430	$5.600	$5.210	$5.460

9.09%	20.91%	14.32%	0.08%	6.03%

$24,532	$23,115	$19,120	$17,976	$20,156
1.70%	1.69%	1.65%	1.65%	1.63%

1.82%	1.88%	1.99%	1.93%	1.90%
4.32%	5.02%	6.28%	4.67%	4.69%

4.20%	4.83%	5.94%	4.39%	4.42%
147%	149%	234%	443%	276%

Financial highlights
Delaware Extended Duration Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income1
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
$6.440	$5.600	$5.210	$5.460	$5.410

0.303	0.339	0.332	0.282	0.293
0.278	0.845	0.385	(0.245)	0.064
0.581	1.184	0.717	0.037	0.357

(0.314)	(0.344)	(0.327)	(0.287)	(0.307)
(0.317)	—	—	—	—
(0.631)	(0.344)	(0.327)	(0.287)	(0.307)

$6.390	$6.440	$5.600	$5.210	$5.460

9.63%	21.48%	15.08%	0.39%	6.75%

$10,800	$14,131	$665	$377	$250
1.20%	1.19%	1.15%	1.15%	1.13%

1.42%	1.48%	1.59%	1.53%	1.50%
4.82%	5.52%	6.78%	5.17%	5.19%

4.60%	5.23%	6.34%	4.79%	4.82%
147%	149%	234%	443%	276%

Financial highlights
Delaware Extended Duration Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income1
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
$ 6.430	$ 5.590	$ 5.200	$ 5.450	$ 5.410

0.332	0.364	0.356	0.309	0.320
0.269	0.849	0.385	(0.244)	0.055
0.601	1.213	0.741	0.065	0.375

(0.344)	(0.373)	(0.351)	(0.315)	(0.335)
(0.317)	—	—	—	—
(0.661)	(0.373)	(0.351)	(0.315)	(0.335)

$ 6.370	$ 6.430	$ 5.590	$ 5.200	$ 5.450

10.01%	22.33%	15.48%	1.09%	6.90%

$124,076	$49,310	$26,223	$36,494	$65,537
0.70%	0.69%	0.65%	0.65%	0.63%

0.82%	0.88%	0.99%	0.93%	0.90%
5.32%	6.02%	7.28%	5.67%	5.69%

5.20%	5.83%	6.94%	5.39%	5.42%
147%	149%	234%	443%	276%

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund	July 31, 2011

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers five series: Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, Delaware Core Bond Fund, Delaware High-Yield Opportunities Fund and Delaware Diversified Floating Rate Fund. These financial statements and the related notes pertain to Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Funds is to seek to provide investors with total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Funds intend to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income tax returns for all open tax years (July 31, 2008 – July 31, 2011), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Funds on the basis of “settled shares” of each class in relation to the net assets of the Funds. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — Each Fund may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with each Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on July 29, 2011.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Funds’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

1. Significant Accounting Policies (continued)

The Funds generally isolate that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. The Funds may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended July 31, 2011.

The Funds receive earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended July 31, 2011, the Funds earned the following amounts under this agreement:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$1,890	$1,217

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated based on each Fund’s average daily net assets as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
On the first $500 million	0.500%	0.550%
On the next $500 million	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%

Effective November 26, 2010, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), do not exceed 0.70% of each Fund’s average daily net assets through November 28, 2011. These waivers and reimbursements may only be terminated by agreement of the Manager and the Funds. Prior to November 26, 2010, this agreement was voluntary.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended July 31, 2011, the Funds were charged for these services as follows:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$49,167	$21,317

DSC also provides dividend disbursing and transfer agent services. Each Fund paid DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services. Effective July 18, 2011, each Fund pays DSC a monthly asset-based fee for these services.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fees for each Fund through November 28, 2011 to no more than 0.25% and 0.50% of their respective average daily net assets.

At July 31, 2011, each Fund had liabilities payable to affiliates as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Investment management fees payable to DMC	$384,646	$171,171
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	51,256	17,042
Distribution fees payable to DDLP	206,416	100,136
Other expenses payable to DMC and affiliates*	20,070	10,769

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the year ended July 31, 2011, the Funds were charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$23,200	$10,336

For the year ended July 31, 2011, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$81,213	$31,863

For the year ended July 31, 2011, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Class A	$0	$0
Class B	8,206	1,750
Class C	8,011	5,712

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the year ended July 31, 2011, the Funds made purchases and sales of investments securities other than short-term investments as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Purchases other than U.S. government securities	$1,812,364,897	$676,112,762
Purchases of U.S. government securities	198,749,460	77,881,356
Sales other than U.S. government securities	1,766,349,906	543,547,445
Sales of U.S. government securities	216,119,619	76,111,812

At July 31, 2011, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Cost of investments	$1,011,177,699	$531,302,518
Aggregate unrealized appreciation	$58,823,443	$29,439,324
Aggregate unrealized depreciation	(8,143,411)	(2,558,486)
Net unrealized appreciation	$50,680,032	$26,880,838

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

3. Investments (continued)

liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of July 31, 2011:

	Delaware Corporate Bond Fund
	Level 1	Level 2	Level 3	Total
Commercial Mortgage-
Backed Security	$—	$200,396	$—	$200,396
Common Stock	3,373	—	—	3,373
Corporate Debt	—	909,307,613	—	909,307,613
Foreign Debt	—	32,969,485	3,855,450	36,824,935
Municipal Bonds	—	31,682,381	—	31,682,381
Preferred Stock	5,413,625	5,608,155	—	11,021,780
Purchased Options	108,800	—	1,777,129	1,885,929
Short-Term Investments	—	16,599,486	—	16,599,486
Securities Lending Collateral	—	54,372,638	—	54,372,638
Total	$5,525,798	$1,050,740,154	$5,632,579	$1,061,898,531

Foreign Currency
Exchange Contracts	$—	$166,068	$—	$166,068
Futures Contracts	$(711,587)	$—	$—	$(711,587)
Swap Contracts	$—	$1,853,901	$169,242	$2,023,143
Written Options	$(40,800)	$—	$—	$(40,800)

	Delaware Extended Duration Bond Fund
	Level 1	Level 2	Level 3	Total
Commercial Mortgage-
Backed Securities	$—	$110,810	$—	$110,810
Corporate Debt	—	450,452,296	—	450,452,296
Foreign Debt	—	13,768,428	1,496,277	15,264,705
Municipal Bonds	—	27,372,936		27,372,936
U.S. Treasury Obligations	—	3,518,221	—	3,518,221
Preferred stock	1,636,000	3,707,759	—	5,343,759
Purchased Options	54,400	—	710,851	765,251
Short-Term Investments	153,223	4,605,288	—	4,758,511
Securities Lending Collateral	—	50,617,267	—	50,617,267
Total	$1,843,623	$554,153,005	$2,207,128	$558,203,756

Foreign Currency
Exchange Contracts	$—	$69,315	$—	$69,315
Futures Contracts	$1,340,345	$—	$—	$1,340,345
Swap Contracts	$—	$798,373	$75,554	$873,927
Written Options	$(20,400)	$—	$—	$(20,400)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Delaware Corporate Bond Fund
			Securities
	Corporate	Foreign	Lending	Purchased
	Debt	Debt	Collateral	Options	Total
Balance as of 7/31/10	$1,163,928	$—	$10,325	$—	$1,174,253
Purchases	—	3,568,570	—	2,456,000	6,024,570
Sales	(1,224,089)	—	(12,293)	—	(1,236,382)
Net realized gain	92,180	—	—	—	92,180
Transfers into Level 3	3,106,005	—	—	—	3,106,005
Net change in unrealized
appreciation/depreciation	(3,138,024)	286,880	1,968	(678,871)	(3,528,047)
Balance as of 7/31/11	$—	$3,855,450	$—	$1,777,129	$5,632,579

Net change in unrealized
appreciation/depreciation
from investments still held
as of 7/31/11	$(3,106,005)	$286,880	$(9,803)	$(678,871)	$(3,507,799)

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

3. Investments (continued)

Swap
Contracts
Balance as of 7/31/10	$—
Purchases	—
Net unrealized appreciation	169,242
Balance as of 7/31/11	$169,242

Net change in unrealized
appreciation/depreciation
from investments still held
as of 7/31/11	$169,242

		Delaware Extended Duration Bond Fund
			Securities
	Corporate	Foreign	Lending	Purchased
	Debt	Debt	Collateral	Options	Total
Balance as of 7/31/10	$414,767	$—	$4,314	$—	$419,081
Purchases	—	1,384,940	—	982,400	2,367,340
Sales	(436,206)	—	(5,137)	—	(441,343)
Net realized gain	32,849	—	—	—	32,849
Net change in unrealized
appreciation/depreciation	(11,410)	111,337	823	(271,549)	(170,799)
Balance as of 7/31/11	$—	$1,496,277	$—	$710,851	$2,207,128

Net change in unrealized
appreciation/depreciation
from investments still held
as of 7/31/11	$—	$111,337	$(4,096)	$(271,549)	$(164,308)

Swap
Contracts
Balance as of 7/31/10	$—
Purchases	—
Net unrealized appreciation	75,554
Balance as of 7/31/11	$75,554

Net change in unrealized
appreciation/depreciation
from investments still held
as of 7/31/11	$75,554

During the year ended July 31, 2011, transfers into Level 3 investments out of Level 2 investments were made in the amount of $3,106,005 for Delaware Corporate Bond Fund. This was due to the Fund’s pricing vendor dropping pricing of a security.

During the year ended July 31, 2011, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Delaware Corporate Bond Fund.

During the year ended July 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Delaware Extended Duration Bond Fund.

Each Fund’s policy is to recognize transfers between levels at the end of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended July 31, 2011 and 2010 was as follows:

	Delaware		Delaware
	Corporate		Extended Duration
	Bond Fund		Bond Fund
	Year Ended		Year Ended
	7/31/11	7/31/10	7/31/11	7/31/10
Ordinary income	$88,886,401	$45,804,700	$32,799,733	$17,430,173
Long-term capital gains	7,299,940	—	9,599,043	—
Total	$96,186,341	$45,804,700	$42,398,776	$17,430,173

5. Components of Net Assets on a Tax Basis

As of July 31, 2011, the components of net assets on a tax basis were as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Shares of beneficial interest	$955,016,101	$480,688,129
Undistributed ordinary income	5,309,711	3,226,543
Distributions payable	(1,234,441)	(674,094)
Undistributed long-term capital gains	4,360,282	3,868,179
Other temporary differences	(661,066)	(344,556)
Unrealized appreciation of investments
and foreign currencies	50,780,279	26,923,205
Net assets	$1,013,570,866	$513,687,406

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

5. Components of Net Assets on a Tax Basis (continued)

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, mark-to-market of foreign currency exchange contracts, tax deferral of losses on straddles, tax treatment of CDS contracts, and tax treatment of market discount and premium on debt instruments and contingent payment debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments, paydowns of asset- and mortgage-backed securities and CDS contracts. Results of operations and net assets were not affected by these reclassifications. For the year ended July 31, 2011, the Funds recorded the following reclassifications:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Distributions in excess of net investment income	$5,871,719	$595,948
Accumulated net realized gain	(5,871,719)	(595,948)

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware		Delaware
	Corporate		Extended Duration
	Bond Fund		Bond Fund
	Year Ended		Year Ended
	7/31/11	7/31/10	7/31/11	7/31/10
Shares sold:
Class A	25,899,488	60,801,418	24,425,937	22,984,097
Class B	16,369	49,767	8,189	10,437
Class C	6,055,130	8,191,772	1,814,217	1,432,071
Class R	1,246,714	941,376	2,008,490	2,319,099
Institutional Class	49,659,946	58,201,643	17,772,089	4,659,277

Shares issued upon reinvestment of dividends and distributions:
Class A	5,245,037	2,649,551	4,583,991	1,978,252
Class B	96,453	55,807	35,777	19,523
Class C	1,594,147	455,847	309,766	91,993
Class R	165,556	65,325	231,677	52,485
Institutional Class	5,813,001	276,079	1,164,018	249,693
	95,791,841	131,688,585	52,354,151	33,796,927

Shares repurchased:
Class A	(33,592,983)	(80,288,313)	(16,621,429)	(15,151,966)
Class B	(615,775)	(679,104)	(234,753)	(205,164)
Class C	(8,397,145)	(7,730,878)	(1,871,364)	(1,347,983)
Class R	(1,109,000)	(1,383,742)	(2,743,122)	(297,005)
Institutional Class	(37,098,717)	(8,878,024)	(7,142,279)	(1,927,229)
	(80,813,620)	(98,960,061)	(28,612,947)	(18,929,347)
Net increase	14,978,221	32,728,524	23,741,204	14,867,580

For the years ended July 31, 2011 and 2010, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

	Year Ended			Year Ended
		7/31/11			7/31/10
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Corporate Bond Fund	233,042	232,847	$1,383,913	139,620	139,406	$812,537
Delaware Extended Duration
Bond Fund	56,970	56,858	353,603	47,473	47,393	284,985

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

7. Line of Credit

The Funds, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

On November 16, 2010, the Funds, along with the other Participants, entered into an amendment to the agreement for a $50,000,000 revolving line of credit. Effective as of August 1, 2011, the Funds, along with the other Participants, entered into an amendment to the agreement for a $100,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Funds had no amounts outstanding as of July 31, 2011 or at any time during the year then ended.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Funds enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Funds may use futures contacts in the normal course of pursuing their investment objective. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Funds deposit cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — During the year ended July 31, 2011, each Fund entered into options contracts in the normal course of pursuing its investment objective. Each Fund may buy or write options contracts for any number of reasons, including without limitation: to manage each Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Funds’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. Each Fund may buy or write call or put options on securities, futures, swaps “swaptions”, financial indices, and foreign currencies. When the Funds buy an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Funds write an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by each Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

8. Derivatives (continued)

Transactions in written options during the year ended July 31, 2011 for each Fund were as follows:

	Delaware		Delaware
	Corporate		Extended Duration
	Bond Fund		Bond Fund
	Number of		Number of
	contracts	Premiums	contracts	Premiums
Options outstanding at July 31, 2010	—	$—	—	$—
Options written	34	22,887	17	11,643
Options terminated in closing
purchase transactions	—	—	—	—
Options outstanding at July 31, 2011	34	$22,887	17	$11,643

Swap Contracts — Each Fund enters into index swap contracts, inflation swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Funds may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Funds on favorable terms. The Funds may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Funds may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Funds will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Funds will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Inflations swaps. Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as London Interbank Offered Rate (LIBOR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Funds in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the year ended July 31, 2011, the Funds entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At July 31, 2011, the net unrealized appreciation of CDS contracts for each Fund was as follows:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$1,853,901	$798,373

The Funds had posted cash collateral for open swap contracts as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Cash	$170,000	$110,000

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

8. Derivatives (continued)

If a credit event had occurred for all swap transactions where collateral posting was required as of July 31, 2011, the swaps’ credit-risk-related contingent features would have been triggered and the Funds would have received $41,959,000 and $18,388,000, respectively, less the value of the contracts’ related reference obligations. The Funds received collateral for open swap contracts as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Cash	$510,000	$310,000
Securities	4,786,000	2,108,000

As disclosed in the footnotes to the statements of net assets, at July 31, 2011, the notional value of the protection sold for each Fund was as follows:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$6,600,000	$3,330,000

This reflects the maximum potential amount the Funds would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At July 31, 2011, the net unrealized appreciation of the protection sold for each Fund was as follows:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$171,570	$93,875

CDS contracts may involve greater risks than if the Funds had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Funds’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event each Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

Fair values of derivative instruments as of July 31, 2011 was as follows:

	Delaware Corporate Bond Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net		Statement of Net
	Assets Location	Fair Value	Assets Location	Fair Value

Forward currency exchange contracts (Foreign currency exchange contracts)	Receivables and other assets net of other liabilities	$166,992	Receivables and other assets net of other liabilities	$(924)
Interest rate contracts (Futures contracts)	Receivables and other assets net of other liabilities	—	Receivables and other assets net of other liabilities	(711,587)
Equity contracts (Written options)	Written options, at value	—	Written options, at value	(40,800)
Interest rate and credit contracts (Swap contracts)	Receivables and other assets net of other liabilities	2,023,143	Receivables and other assets net of other liabilities	—
Total		$2,190,135		$(753,311)

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

8. Derivatives (continued)

	Delaware Extended Duration Bond Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net		Statement of Net
	Assets Location	Fair Value	Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Receivables and other assets net of other liabilities	$69,662	Receivables and other assets net of other liabilities	$(347)
Interest rate contracts (Futures contracts)	Receivables and other assets net of other liabilities	1,340,345	Receivables and other assets net of other liabilities	—
Equity contracts (Written options)	Written options, at value	—	Written options, at value	(20,400)
Interest and credit contracts (Swap contracts)	Receivables and other assets net of other liabilities	873,927	Receivables and other assets net of other liabilities	—
Total		$2,283,934		$(20,747)

The effect of derivative instruments on the statements of operations for the year ended July 31, 2011 was as follows:

	Delaware Corporate Bond Fund
		Realized Gain	Change in Unrealized
		or Loss on	Appreciation
		Derivatives	or Depreciation
	Location of Gain or Loss on	Recognized in	on Derivatives
	Derivatives Recognized in Income	Income	Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	$(90,785)	$95,383
Interest rate contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(5,658,446)	(2,122,156)
Equity contracts (Written options)	Net realized gain on written options and net change in unrealized appreciation/depreciation of investments and foreign currencies	—	(17,913)
Credit contracts (Swap contracts)	Net realized gain on swap contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	2,202	2,606,997
Total		$(5,747,029)	$562,311

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

8. Derivatives (continued)

	Delaware Extended Duration Bond Fund
		Realized Gain	Change in Unrealized
		or Loss on	Appreciation
		Derivatives	or Depreciation
	Location of Gain or Loss on	Recognized in	on Derivatives
	Derivatives Recognized in Income	Income	Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	$(53,591)	$41,726
Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	1,157,315	(777,952)
Equity contracts (Written options)	Net realized gain on written options and net change in unrealized appreciation/depreciation of investments and foreign currencies	—	(8,757)
Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(112,794)	1,117,408
Total		$990,930	$372,425

The volume of derivative transactions varies throughout the period. Information about derivative transactions reflected is as of the date of this report, and generally similar to the volume of derivative activity for the year ended July 31, 2011.

9. Securities Lending

Each Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining initial collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Funds may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Funds may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Funds would be required to return to the borrower of the securities and the Funds would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Funds’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Funds can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

9. Securities Lending (continued)

or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent and the borrower. The Funds record security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2011, the values of securities on loan and the values of invested collateral for each Fund is presented below, for which the Funds received collateral, comprised of non-cash collateral and cash collateral. Investments purchased with cash collateral are presented on the statements of net assets under the caption “Securities Lending Collateral.”

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Values of securities on loan	$48,364,704	$49,430,806
Values of invested collateral	54,372,638	50,617,267
Cash collateral	54,606,317	50,715,393
Non-cash collateral	710,030	1,195,303

10. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Each Fund may invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

Each Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on each Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, each Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statements of net assets.

11. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2011 that would require recognition or disclosure in the Funds’ financial statements.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

13. Tax Information (Unaudited)

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All designations are based on financial information available as of the date of this annual report, and accordingly, are subject to change. For any and all items requiring designation, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended July 31, 2011, each Fund designates distributions paid during the year as follows:

	(A)	(B)
	Long-Term	Ordinary
	Capital Gain	Income	Total	(C)
	Distributions	Distributions*	Distributions	Qualifying
	(Tax Basis)*	(Tax Basis)	(Tax Basis)	Dividends1
Delaware Corporate Bond Fund	7.59%	92.41%	100.00%	0.66%
Delaware Extended Duration Bond Fund	22.76%	77.24%	100.00%	0.81%

A and (B) are based on a percentage of each Fund’s total distributions.
(C) is based on a percentage of each Fund’s ordinary income distributions.
1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
*For the fiscal year ended July 31, 2011, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the following up to a maximum amount as listed below to be taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2011 Form 1099-DIV.
Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$ 585,800	$ 262,790

For the fiscal year ended July 31, 2011, certain interest income paid by the Funds, determined to be Qualified Interest Income and Qualified Short-Term Capital Gains, may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004 and as extended by Tax Relief, Unemployment Insurance Reauthorization and Jobs Creation Act of 2010. For the fiscal year ended July 31, 2011, the Funds have designated maximum Qualified Interest Income and Qualified Short-Term Capital Gains, distributions as follows:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$ 38,706,661	$ 10,289,170

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group® Income Funds and the
Shareholders of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (two of the series constituting Delaware Group Income Funds, hereafter referred to as the “Funds”) at July 31, 2011, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights of each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended July 31, 2009 were audited by other independent accountants whose report dated September 21, 2009 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 28, 2011

Other Fund information
(Unaudited)
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Income Funds (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ended July 31, 2010. During the fiscal years ended July 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne1	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	75	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.2
Board of Governors Member
Investment Company
Institute (ICI)

Finance Committee Member
St. John Vianney Roman
Catholic Church

Board of Trustees
Agnes Irwin School

Member of Investment
Committee
Cradle of Liberty Council,
BSA
(2007–2010)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	75	Chairman of Investment
(March 2004–Present)		Committee
		Pennsylvania Academy of
Investment Manager		Fine Arts
Morgan Stanley & Co.
(January 1984–March 2004)		Investment Committee and
		Governance Committee
		Member
		Pennsylvania Horticultural
		Society

		Director
		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

President	75	Board of Governors Member —
Drexel University		NASDAQ OMX PHLX LLC
(August 2010–Present)
		Director and Audit
President		Committee Member
Franklin & Marshall College		Community Health Systems
(July 2002–July 2010)
		Director — Ecore
		International
		(2009–2010)

		Director — Allied
		Barton Securities Holdings
		(2005–2008)

Managing Director	75	None
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	75	None
Assurant, Inc. (Insurance)
(2002–2004)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Consultant	75	Director and Audit
ARL Associates		Committee Chair
(Financial Planning)		Systemax Inc.
(1983–Present)		(2001–2009)

Director and Audit
Committee Chairperson
Andy Warhol Foundation
(1999–2007)

Executive Advisor to Dean	75	Trust Manager — Camden
(since August 2011) and		Property Trust
Interim Dean		(since August 2011)
(January 2011–July 2011) —
University of Miami School of		Board of Trustees
Business Administration		Thunderbird School of
Global Management
President — U.S. Trust,		(2007–2011)
Bank of America Private
Wealth Management		Board of Trustees
(Private Banking)		Carrollton School of the
(July 2007–December 2008)		Sacred Heart
(since 2007)
President and Director
(November 2005–June 2007) and		Board Member
Chief Executive Officer		Foreign Policy Association
(April 2007–June 2007) —		(since 2006)
U.S. Trust Company
(Private Banking)		Board of Trustees
Georgetown Preparatory School
(2005–2011)

Board of Trustees
Miami City Ballet
(2000–2011)

Board of Trustees
St. Thomas University
(2005–2011)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	75	Director and Audit
(January 2006–Present)		Committee Member
Vice President — Mergers & Acquisitions		Okabena Company
(January 2003–January 2006), and
Vice President and Treasurer		Chair — 3M
(July 1995–January 2003)		Investment Management
3M Corporation		Company

Founder	75	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)

Founder		Director
Sutton Asset Management		Oxigene, Inc.
(Hedge Fund)		(2003–2008)
(September 1996–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	75	None3
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	75	None3
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	75	None3
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	75	None3
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Executive Advisor to Dean, University of Miami School of Business Administration Coral Gables, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s website at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

Annual report Delaware Diversified Floating Rate Fund July 31, 2011 Fixed income mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Diversified Floating Rate Fund at www.delawareinvestments.com.

Manage your investments online
  24-hour access to your account information
  Obtain share prices
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  Request statements or literature
  Make purchases and redemptions
Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Diversified Floating Rate Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Portfolio management review	1
Performance summary	4
Disclosure of Fund expenses	8
Security type/sector allocation	10
Statement of net assets	12
Statement of operations	29
Statements of changes in net assets	30
Financial highlights	32
Notes to financial statements	36
Report of independent registered
public accounting firm	51
Other Fund information	52
Board of trustees/directors and
officers addendum	54
About the organization	64

Unless otherwise noted, views expressed herein are current as of July 31, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review
Delaware Diversified Floating Rate Fund	August 9, 2011

Performance preview (for the year ended July 31, 2011)
Delaware Diversified Floating Rate Fund (Class A shares)	1-year return	+3.33%
BofA Merrill Lynch U.S. Dollar 3-month LIBOR
Constant Maturity Index (benchmark)	1-year return	+0.34%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Diversified Floating Rate Fund, please see the table on page 4.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

For the fiscal year ended July 31, 2011, Delaware Diversified Floating Rate Fund Class A shares returned +3.33% at net asset value and +0.48% at maximum offer price. Both return figures reflect the reinvestment of all distributions. The Fund’s benchmark, the BofA Merrill Lynch U.S. Dollar 3-Month LIBOR Constant Maturity Index, returned +0.34% for the same period.

The Fund’s fiscal year began with weak domestic economic reports, and the Federal Reserve maintaining its stance to keep interest rates low to spur lending and economic growth. In August 2010, the Fed announced its decision to implement a second round of quantitative easing (or QE2), which it launched in November 2010. Ultimately, the Fed pledged to buy $600 billion of Treasury bonds as part of this action.

Heading into the fiscal year, many investors assumed that yields would hold steady or even potentially go lower; instead, yields in general widened dramatically. From October 2010 to February 2011, 10-year Treasury yields moved higher by nearly 1.30 percentage points, which seemed to highlight many investors’ concerns over the additional liquidity that was being pumped into the system through QE2. During this time, U.S. economic data were showing signs of stabilization and improvement; however, gross domestic product numbers began to wane, and many investors became concerned that interest rates would start to move higher once the Fed ended its buying spree.

Arguably, fixed income markets faced more challenges than usual during the Fund’s fiscal year, which included ongoing credit concerns in the euro zone and tightening policy actions in China. Economic fundamentals and investor confidence showed signs of deterioration, particularly after the March earthquake and tsunami in Japan. Ramped-up volatility continued to be the story coming out of Europe.

The Fund’s defensive positioning

Investors’ hopes for steady, modest growth, which seemed achievable at the start of the Fund’s fiscal year, were generally unfulfilled by the close of the period. In late June, the U.S. Commerce Department’s GDP revision for the first quarter of 2011 — a downward revision from 1.9% to 0.4% — pointed to the extreme challenges ahead for this economy, in our opinion.

We believe that emerging from a balance-sheet recession, such as the one the United States has experienced, takes time. The

1

Portfolio management review
Delaware Diversified Floating Rate Fund

government spending cuts that were necessary on the fiscal side of the equation will likely have a negative effect on growth, and growth on the whole has been difficult to achieve without a return of consumer confidence, which typically comes with employment and income growth. That said, corporate balance sheets were generally in good shape at the end of the Fund’s fiscal year, and we believe they should be able to weather a slight economic slowdown. As a result, investment grade corporate credit, an area in which the Fund held an overweight position, was a particular sweet spot in our opinion.

At the beginning of the Fund’s fiscal year, we positioned the Fund with a modestly defensive bias. Early on, however, we began adding more risk in the Fund’s portfolio, anticipating that a rally might occur in some higher-risk assets. We believed QE2 was supportive for risk assets in general, and corporate balance sheets reflected strong fundamentals. For example, we positioned the Fund’s portfolio with close to 40% in bank loans and below-investment-grade assets. By the end of the Fund’s fiscal year, we had pared back that allocation to below 30%, settling into a more conservatively positioned stance. In general, we dialed down risk across the board over the last six months of the Fund’s fiscal year in expectation of an economic slowdown.

Outperforming the Libor benchmark and hedging out volatility

The chief contributor to the Fund’s outperformance of its Libor benchmark came from trades in below-investment-grade assets, particularly in the bank loan markets. High yield and convertible bonds also did well for the Fund, although the Fund’s position in convertibles was relatively small.

Higher-quality assets including asset-backed and mortgage-backed securities underperformed on an absolute basis in the Fund’s portfolio, dragging down the overall performance of the Fund as a result. In final months of the Fund’s fiscal year, however, down-in-quality trades such as the bank loan market did not pay dividends as they had previously, and many investors were stepping back from the asset class.

An important component of the Fund’s total return is derived from its floating-rate strategy: In addition to typical floating-rate securities, the Fund may also utilize derivative instruments to effectively convert the fixed-rate interest payments from a group of fixed-rate securities into floating-rate payments. The derivatives we utilize with this strategy are primarily interest rate swaps, which allow us to seek to take advantage of potential investment opportunities that may exist between fixed-rate and floating-rate securities. Our use of interest rate swaps is essentially meant to provide the Fund with a measure of diversification into sectors outside the traditional floating-rate market.

During the course of the Fund’s fiscal year, many investors in floating-rate products did not benefit from a rise in rates because Libor, or the front end of the curve, was essentially anchored by the Fed. However, floating-rate products did smooth out some of the price volatility in the Fund, given the extreme changes in absolute yields during Fund’s fiscal year.

2

Over the short-to-intermediate time horizon, we do not anticipate a significant rise in short-term rates. This does not rule out possible periods of rate volatility, however. The potential market implications of fiscal policies in the U.S. and abroad, the possibility for further sovereign downgrades by rating agencies, or a monetary policy mistake are all topics that we believe could individually or collectively result in additional rate volatility. We will continue to keep a close eye on rate volatility for the upcoming fiscal year.

3

Performance summary
Delaware Diversified Floating Rate Fund	July 31, 2011

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance1,2	Average annual total returns through July 31, 2011
	1 year	Lifetime
Class A (Est. Feb. 26, 2010)
Excluding sales charge	+3.33%	+2.94%
Including sales charge	+0.48%	+0.95%
Class C (Est. Feb. 26, 2010)
Excluding sales charge	+2.58%	+2.20%
Including sales charge	+1.58%	+2.20%
Class R (Est. Feb. 26, 2010)
Excluding sales charge	+2.96%	+2.69%
Including sales charge	+2.96%	+2.69%
Institutional Class (Est. Feb. 26, 2010)
Excluding sales charge	+3.61%	+3.21%
Including sales charge	+3.61%	+3.21%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table below. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of up to 2.75%, and have an annual distribution and service fee of up to 0.30% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied. This fee has been contractually limited to 0.25% of average daily net assets from Nov. 26, 2010, through Nov. 30, 2011.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of

4

average daily net assets, which has been limited contractually to 0.50% from Nov. 26, 2010, through Nov. 30, 2011.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations.

Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

The Fund may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivative transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

Because the Fund may invest in bank loans and other direct indebtedness, it is subject to the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments, which primarily depend on the financial condition of the borrower and the lending institution.

5

Performance summary
Delaware Diversified Floating Rate Fund

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding any 12b-1 fees and certain other expenses) from exceeding 0.80% of the Fund’s average daily net assets from Nov. 26, 2010, through Nov. 30, 2011. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expenses
(without fee waivers)	4.92%	5.62%	5.22%	4.62%
Net expenses
(including fee waivers, if any)	1.05%	1.80%	1.30%	0.80%
Type of waiver	Contractual	Contractual	Contractual	Contractual

6

Performance of a $10,000 investment1
Average annual total returns from Feb. 26, 2010 (Fund’s inception) through July 31, 2011

For period beginning Feb. 26, 2010, through July 31, 2011	Starting value	Ending value
Delaware Diversified Floating Rate Fund — Class A Shares	$9,725	$10,130
BofA Merrill Lynch U.S. Dollar 3-Month LIBOR Constant Maturity Index	$10,000	$10,047

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Feb. 26, 2010, and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on pages 4 through 7.

The chart also assumes $10,000 invested in the BofA Merrill Lynch U.S. Dollar 3-Month LIBOR Constant Maturity Index as of Feb. 26, 2010. The BofA Merrill Lynch U.S. Dollar 3-Month LIBOR Constant Maturity Index represents the London interbank offered rate (LIBOR) with a constant 3-month average maturity. LIBOR, published by the British Bankers’ Association, is a composite of the rates of interest at which banks borrow from one another in the London market, and it is a widely used benchmark for short-term interest rates.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DDFAX	245908660
Class C	DDFCX	245908652
Class R	DDFFX	245908645
Institutional Class	DDFLX	245908637

7

Disclosure of Fund expenses
For the six-month period from February 1, 2011 to July 31, 2011

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from February 1, 2011 to July 31, 2011.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

8

Delaware Diversified Floating Rate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	2/1/11	7/31/11	Expense Ratio	2/1/11 to 7/31/11*
Actual Fund return
Class A	$1,000.00	$1,006.50	1.05%	$5.22
Class C	1,000.00	1,003.00	1.80%	8.94
Class R	1,000.00	997.30	1.30%	6.44
Institutional Class	1,000.00	1,008.00	0.80%	3.98
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.59	1.05%	$5.26
Class C	1,000.00	1,015.87	1.80%	9.00
Class R	1,000.00	1,018.35	1.30%	6.51
Institutional Class	1,000.00	1,020.83	0.80%	4.01

*The expenses paid during period for “Hypothetical 5% Return” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

9

Security type/sector allocation
Delaware Diversified Floating Rate Fund	As of July 31, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	1.65%
Agency Mortgage-Backed Security	0.04%
Commercial Mortgage-Backed Securities	0.73%
Convertible Bonds	0.87%
Corporate Bonds	56.58%
Agriculture	0.44%
Auto Parts & Equipment	1.31%
Banking	12.90%
Beverages	3.40%
Building Materials	0.45%
Chemicals	1.83%
Commercial Services	0.42%
Diversified Financial Services	5.36%
Electric	4.47%
Electronics	1.12%
Food	1.79%
Forest Products & Paper	0.54%
Gas	0.79%
Healthcare Products	0.08%
Healthcare Services	1.09%
Insurance	2.43%
Iron/Steel	0.42%
Machinery – Construction & Mining	0.88%
Media	0.84%
Mining	0.76%
Miscellaneous Manufacturing	2.34%
Office/Business Equipment	1.41%
Oil & Gas	2.80%
Pharmaceuticals	1.01%
Pipelines	1.41%
Real Estate	0.28%
Retail	0.97%
Technology	1.07%
Telecommunications	3.90%
Transportation	0.07%

10

Security type/sector	Percentage of net assets
Municipal Bonds	2.51%
Non-Agency Asset-Backed Securities	4.97%
Regional Bond	0.31%
Senior Secured Loans	26.55%
Sovereign Bonds	0.85%
Supranational Bank	0.09%
U.S. Treasury Obligation	0.07%
Convertible Preferred Stock	0.00%
Short-Term Investments	5.67%
Total Value of Securities	100.89%
Liabilities Net of Receivables and Other Assets	(0.89%)
Total Net Assets	100.00%

11

Statement of net assets
Delaware Diversified Floating Rate Fund	July 31, 2011

	Principal amount°		Value (U.S. $)
Agency Collateralized Mortgage Obligations – 1.65%
• Fannie Mae REMICs
Series 2003-121 FC 0.587% 2/25/28	USD	9,139	$9,138
Series 2004-36 FA 0.587% 5/25/34		103,678	103,394
Series 2005-66 FD 0.487% 7/25/35		122,271	122,003
Series 2005-106 QF 0.697% 12/25/35		694,873	695,078
Series 2006-105 FB 0.607% 11/25/36		228,158	227,590
Series 2007-109 NF 0.737% 12/25/37		57,894	58,007
• Freddie Mac REMICs
Series 2535 FK 0.587% 10/15/31		2,798	2,798
Series 3067 FA 0.537% 11/15/35		282,881	281,739
Series 3239 EF 0.537% 11/15/36		283,325	282,286
Series 3241 FM 0.567% 11/15/36		43,398	43,255
Series 3780 LF 0.587% 3/15/29		60,593	60,258
Total Agency Collateralized Mortgage Obligations
(cost $1,881,263)			1,885,546

Agency Mortgage-Backed Security – 0.04%
• Freddie Mac ARM 4.813% 2/1/35		38,944	41,064
Total Agency Mortgage-Backed Security (cost $41,134)			41,064

Commercial Mortgage-Backed Securities – 0.73%
•# American Tower Trust
Series 2007-1A AFL 144A 0.377% 4/15/37		625,000	605,349
•# Goldman Sachs Mortgage Securities II
Series 2010-C1 C 144A 5.635% 8/10/43		100,000	93,676
# WF-RBS Commercial Mortgage Trust
Series 2011-C3 A4 144A 4.375% 3/15/44		135,000	136,009
Total Commercial Mortgage-Backed Securities
(cost $843,136)			835,034

Convertible Bonds – 0.87%
Euronet Worldwide 3.50% exercise price $40.48,
expiration date 10/15/25		205,000	206,025
Health Care REIT 3.00% exercise price $51.08,
expiration date 11/30/29		160,000	180,400
Level 3 Communications 3.50% exercise price $5.46,
expiration date 6/15/12		275,000	274,656

12

		Principal amount°		Value (U.S. $)
Convertible Bonds (continued)
	Linear Technology 3.00% exercise price $44.11,
	expiration date 5/1/27	USD	205,000	$213,713
	Live Nation Entertainment 2.875% exercise price $27.14,
	expiration date 7/14/27		3,000	2,854
	SanDisk 1.50% exercise price $52.37,
	expiration date 8/11/17		14,000	15,155
	Transocean 1.50% exercise price $166.65,
	expiration date 12/15/37		4,000	3,945
•	U.S. Bancorp 0.00% exercise price $37.86,
	expiration date 9/20/36		100,000	99,630
Total Convertible Bonds (cost $1,001,223)				996,378

Corporate Bonds – 56.58%
Agriculture – 0.44%
•	Archer-Daniels-Midland 0.422% 8/13/12		500,000	501,033
				501,033
Auto Parts & Equipment – 1.31%
#	Delphi 144A 6.125% 5/15/21		265,000	268,975
•	Johnson Controls 0.683% 2/4/14		1,225,000	1,229,263
				1,498,238
Banking – 12.90%
•	Abbey National Treasury Services 1.832% 4/25/14		785,000	777,986
	American Express Bank 5.55% 10/17/12		250,000	263,069
•#	Australia & New Zealand Banking Group 144A
	0.986% 1/10/14		350,000	351,296
•	Bank of America 0.527% 6/15/16		260,000	234,966
•	Bank of Montreal 0.723% 4/29/14		625,000	625,877
•	Barclays Bank 1.286% 1/13/14		595,000	596,632
•	Branch Banking & Trust
	0.559% 5/23/17		750,000	687,854
	0.57% 9/13/16		525,000	486,813
•	Capital One Financial 1.40% 7/15/14		565,000	566,138
	Citigroup 5.125% 5/5/14		535,000	574,296
	City National 5.25% 9/15/20		50,000	52,289
•#	CoBank 144A 0.847% 6/15/22		75,000	67,291
•	Credit Suisse 1.209% 1/14/14		500,000	500,648
•	Fifth Third Bank 0.371% 5/17/13		700,000	689,473
•	Fifth Third Capital Trust IV 6.50% 4/15/37		50,000	49,000

13

Statement of net assets
Delaware Diversified Floating Rate Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
	Goldman Sachs Group
	•0.697% 3/22/16	USD	320,000	$301,692
	5.25% 7/27/21		375,000	383,537
•	JPMorgan Chase Bank
	0.58% 6/13/16		750,000	698,989
	5.19% 6/21/12	AUD	100,000	109,160
•	Morgan Stanley 1.853% 1/24/14	USD	735,000	734,728
•#	National Australia Bank 144A 0.966% 4/11/14		990,000	989,805
•	National City Bank 0.622% 6/7/17		250,000	234,753
•	PNC Funding 0.453% 1/31/14		935,000	928,541
•#	Rabobank 144A 11.00% 12/29/49		250,000	320,304
•#	Standard Chartered 144A 1.214% 5/12/14		500,000	499,727
•	SunTrust Bank 0.548% 8/24/15		985,000	931,203
•#	Swedbank 144A 0.699% 1/14/13		100,000	100,192
•	U.S. Bank 0.529% 10/14/14		420,000	417,150
•	UBS 1.253% 1/28/14		300,000	300,675
•	USB Capital IX 3.50% 10/29/49		460,000	376,616
•	Wachovia 0.619% 10/15/16		695,000	650,295
•	Wells Fargo Bank 0.471% 5/16/16		250,000	234,728
				14,735,723
Beverages – 3.40%
•	Anheuser-Busch InBev Worldwide
	0.609% 7/14/14		1,050,000	1,054,293
	0.802% 1/27/14		825,000	831,202
	0.977% 3/26/13		400,000	403,496
•	Coca-Cola Enterprises 0.561% 2/18/14		1,050,000	1,052,413
#	Pernod-Ricard 144A 5.75% 4/7/21		500,000	542,790
				3,884,194
Building Materials – 0.45%
•#	Cemex SAB 144A 5.246% 9/30/15		550,000	508,750
				508,750
Chemicals – 1.83%
	Dow Chemical
	•2.518% 8/8/11		250,000	250,083
	4.25% 11/15/20		255,000	262,223
•	duPont (E.I.) deNemours 0.667% 3/25/14		1,570,000	1,580,032
				2,092,338

14

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Commercial Services – 0.42%
•	Western Union 0.832% 3/7/13	USD	475,000	$476,984
				476,984
Diversified Financial Services – 5.36%
•#	American Honda Finance 144A 0.638% 11/7/12		250,000	249,626
•	Caterpillar Financial Services 0.42% 2/22/13		250,000	250,320
#	CDP Financial 144A 4.40% 11/25/19		250,000	264,650
#	Crown Castle Towers 144A 4.883% 8/15/20		1,200,000	1,240,592
#	ERAC USA Finance 144A 2.25% 1/10/14		340,000	346,576
	General Electric Capital
	•0.466% 5/11/16		600,000	573,491
	•1.246% 9/23/13		168,000	170,075
	5.30% 2/11/21		250,000	266,986
	International Lease Finance 6.25% 5/15/19		360,000	359,792
•	John Deere Capital
	0.399% 7/15/13		400,000	400,932
	0.473% 3/3/14		750,000	752,541
	Lazard Group 6.85% 6/15/17		250,000	280,897
•#	MassMutual Global Funding II 144A 0.747% 9/27/13		300,000	301,619
•#	ZFS Finance USA Trust IV 144A 5.875% 5/9/32		650,000	658,280
				6,116,377
Electric – 4.47%
•	CMS Energy 1.199% 1/15/13		600,000	597,000
•	Columbus Southern Power 0.645% 3/16/12		815,000	816,769
•	DTE Energy 0.955% 6/3/13		900,000	904,098
#	Enel Finance International 144A 6.25% 9/15/17		115,000	124,927
•	FPL Group Capital 0.668% 11/9/12		1,510,000	1,516,302
•	Georgia Power
	0.519% 1/15/13		250,000	250,464
	0.567% 3/15/13		842,000	844,239
•	Wisconsin Energy 6.25% 5/15/67		55,000	55,507
				5,109,306
Electronics – 1.12%
	National Semiconductor 6.60% 6/15/17		310,000	374,000
•	Texas Instruments 0.439% 5/15/13		900,000	902,404
				1,276,404

15

Statement of net assets
Delaware Diversified Floating Rate Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Food – 1.79%
	Delhaize Group 6.50% 6/15/17	USD	40,000	$47,212
•	General Mills 0.611% 5/16/14		1,280,000	1,284,307
	Kraft Foods 5.375% 2/10/20		255,000	288,193
	Safeway 3.95% 8/15/20		425,000	428,276
				2,047,988
Forest Products & Paper – 0.54%
	Georgia-Pacific
	8.00% 1/15/24		265,000	327,457
	#144A 5.40% 11/1/20		270,000	286,138
				613,595
Gas – 0.79%
•	Sempra Energy 1.007% 3/15/14		900,000	904,491
				904,491
Healthcare Products – 0.08%
	Hospira 6.40% 5/15/15		50,000	57,468
•	Universal Hospital Services 3.778% 6/1/15		35,000	33,250
				90,718
Healthcare Services – 1.09%
	Coventry Health Care 5.45% 6/15/21		65,000	68,924
•	Quest Diagnostics 1.096% 3/24/14		1,115,000	1,124,115
•	Select Medical Holdings 6.211% 9/15/15		50,000	48,063
				1,241,102
Insurance – 2.43%
	American International Group 5.45% 5/18/17		40,000	42,506
•	Berkshire Hathaway Finance 0.576% 1/10/14		820,000	823,174
•	Chubb 6.375% 3/29/67		260,000	269,750
•#	MetLife Institutional Funding II 144A 1.146% 4/4/14		1,150,000	1,153,405
•#	New York Life Global Funding 144A 0.506% 4/4/14		485,000	485,555
				2,774,390
Iron/Steel – 0.42%
	ArcelorMittal
	5.50% 3/1/21		305,000	313,025
	9.85% 6/1/19		125,000	162,930
				475,955

16

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Machinery – Construction & Mining – 0.88%
•	Caterpillar 0.355% 11/21/12	USD	1,000,000	$1,001,038
				1,001,038
Media – 0.84%
#	NBC Universal Media 144A 5.15% 4/30/20		480,000	523,015
	Time Warner Cable 8.25% 4/1/19		125,000	160,434
#	Vivendi 144A 6.625% 4/4/18		245,000	281,872
				965,321
Mining – 0.76%
	Alcoa 6.75% 7/15/18		500,000	571,038
	Freeport-McMoRan Copper & Gold 8.375% 4/1/17		275,000	300,778
				871,816
Miscellaneous Manufacturing – 2.34%
•	Danaher 0.497% 6/21/13		1,565,000	1,569,692
•	Eaton 0.575% 6/16/14		1,100,000	1,102,181
				2,671,873
Office/Business Equipment – 1.41%
•	Xerox 1.081% 5/16/14		1,605,000	1,616,045
				1,616,045
Oil & Gas – 2.80%
•	BP Capital Markets 0.85% 3/11/14		983,000	986,099
	Noble Holding International 3.05% 3/1/16		615,000	633,220
	Petrobras International Finance 5.375% 1/27/21		355,000	379,888
•	Total Capital Canada 0.63% 1/17/14		470,000	473,387
	Transocean 6.50% 11/15/20		175,000	205,695
	Weatherford International
	4.95% 10/15/13		30,000	32,030
	5.125% 9/15/20		315,000	338,645
#	Woodside Finance 144A 8.125% 3/1/14		125,000	144,739
				3,193,703
Pharmaceuticals – 1.01%
•	Teva Pharmaceutical Finance III 0.747% 3/21/14		1,150,000	1,158,809
				1,158,809
Pipelines – 1.41%
	Buckeye Partners 4.875% 2/1/21		215,000	225,785
•	Enbridge Energy Partners 8.05% 10/1/37		511,000	562,997
	Energy Transfer Partners 8.50% 4/15/14		180,000	210,018

17

Statement of net assets
Delaware Diversified Floating Rate Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Pipelines (continued)
•	Enterprise Products Operating 7.034% 1/15/68	USD	100,000	$105,511
	Kinder Morgan Energy Partners 6.00% 2/1/17		160,000	184,472
	Plains All American Pipeline
	5.00% 2/1/21		120,000	128,053
	8.75% 5/1/19		45,000	58,143
•	TransCanada PipeLines 6.35% 5/15/67		135,000	138,447
				1,613,426
Real Estate – 0.28%
	Digital Realty Trust 5.25% 3/15/21		310,000	317,314
				317,314
Retail – 0.97%
•	Target 0.42% 7/18/14		1,100,000	1,102,582
				1,102,582
Technology – 1.07%
•	Hewlett-Packard
	0.534% 5/24/13		1,000,000	1,002,702
	0.654% 5/30/14		75,000	75,527
#	Seagate Technology International 144A 10.00% 5/1/14		126,000	145,530
				1,223,759
Telecommunications – 3.90%
•	Qwest 3.497% 6/15/13		1,325,000	1,363,095
	Telefonica Emisiones
	•0.603% 2/4/13		505,000	496,407
	5.462% 2/16/21		15,000	15,070
•	Verizon Communications 0.856% 3/28/14		1,295,000	1,309,790
•#	VimpelCom Holdings 144A 4.246% 6/29/14		470,000	476,756
	Virgin Media Secured Finance
	6.50% 1/15/18		350,000	386,750
	#144A 5.25% 1/15/21		200,000	216,107
•	Vodafone Group 0.535% 2/27/12		190,000	190,203
				4,454,178
Transportation – 0.07%
	CSX 4.25% 6/1/21		80,000	82,939
				82,939
Total Corporate Bonds (cost $64,020,824)				64,620,389

18

		Principal amount°		Value (U.S. $)
Municipal Bonds – 2.51%
•	Connecticut State Series A 1.63% 3/1/21	USD	750,000	$749,730
•	Kentucky Higher Education Student Loan Revenue
	Series A-1 0.773% 5/1/20		60,000	60,074
•	Missouri Higher Education Loan Authority Student Revenue
	Series A-1 1.107% 8/27/29		65,371	65,200
•	New Jersey Economic Development Authority Revenue
	(Build America Bonds) 1.247% 6/15/13		75,000	75,137
•	New Mexico Educational Assistance Foundation
	Series A-3 1.51% 12/1/38		120,000	119,066
•	North Texas Higher Education Authority Student Loan Revenue
	Series A-1 1.346% 4/1/40		388,226	389,162
	Series A-2 1.146% 7/1/30		75,000	73,951
•	Oklahoma State Student Loan Authority Revenue
	Series A-1 1.498% 6/1/40		1,250,000	1,243,750
	Series A-2A 1.511% 9/1/37		95,000	94,861
Total Municipal Bonds (cost $2,878,598)				2,870,931

Non-Agency Asset-Backed Securities – 4.97%
•	American Express Credit Account Master Trust Series 2010-1 B
	0.787% 11/16/15		500,000	499,975
•	American Express Issuance Trust Series 2007-2 A
	0.437% 7/15/13		200,000	200,206
•	Bank of America Credit Card Trust Series 2007-A6 A6
	0.247% 9/15/16		250,000	249,220
•	Capital One Multi-Asset Execution Trust
	Series 2004-A4 A4 0.407% 3/15/17		250,000	249,913
	Series 2005-A1 A1 0.257% 1/15/15		200,000	199,923
	Series 2007-A4 A4 0.217% 3/16/15		350,000	349,688
•	Citibank Credit Card Issuance Trust Series 2009-A1 A1
	1.937% 3/17/14		100,000	101,051
•#	Citibank Omni Master Trust 144A
	Series 2009-A8 A8 2.287% 5/16/16		700,000	708,439
	Series 2009-A14A A14 2.937% 8/15/18		500,000	526,191
	CNH Equipment Trust Series 2010-A A4 2.49% 1/15/16		10,000	10,252
•	Discover Card Master Trust Series 2010-A1 A1
	0.837% 9/15/15		350,000	352,823
•	Discover Card Master Trust I Series 2005-4 A2
	0.277% 6/16/15		200,000	199,823

19

Statement of net assets
Delaware Diversified Floating Rate Fund

	Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
•# Ford Credit Floorplan Master Owner Trust 144A
Series 2010-1 A 1.837% 12/15/14	USD	500,000	$508,248
Series 2010-3 A2 1.887% 2/15/17		1,000,000	1,036,478
• MBNA Credit Card Master Note Trust Series 2005-A2 A2
0.27% 10/15/14		100,000	99,984
•# Nissan Master Owner Trust Receivables Series 2010-AA A
144A 1.337% 1/15/15		375,000	378,817
Total Non-Agency Asset-Backed Securities
(cost $5,681,305)			5,671,031

Regional Bond – 0.31%Δ
Canada – 0.31%
• Province of Ontario 0.428% 5/7/13		350,000	350,310
Total Regional Bond (cost $350,406)			350,310

«Senior Secured Loans – 26.55%
AIG
Tranche 1 6.75% 3/17/15		14,423	14,486
Tranche 2 7.00% 3/17/16		10,577	10,689
Alliance HealthCare Services 5.50% 6/1/16		29,698	29,630
Allied Security Holdings Tranche 2L 8.50% 1/21/18		150,000	153,000
Ameristar Casinos Tranche B 4.00% 3/29/18		219,450	219,656
Anchor Glass Container 6.00% 2/3/16		14,572	14,670
API Technologies Tranche B 3.496% 6/1/16		500,000	492,500
Ashland Tranche B 3.75% 5/31/18		1,000,000	1,002,890
Aspect Software Tranche B 6.25% 5/7/16		24,688	24,729
ATI Holdings 7.50% 3/12/16		24,544	24,431
Attachmate 6.50% 11/21/16		625,000	625,703
Autoparts Holdings
1st Lien 6.50% 7/5/17		345,000	347,372
2nd Lien 10.50% 7/5/18		345,000	351,038
BNY ConvergEx Group
7.50% 12/16/17		313,468	321,044
8.75% 11/29/17		131,532	134,712
Bresnan Broadband Holdings 4.50% 12/6/17		273,625	273,952
Brickman Group Holdings Tranche B 7.25% 10/14/16		164,175	166,484
Brock Holdings III
10.00% 2/15/18		345,000	355,783
Tranche B 6.00% 2/15/17		109,725	110,445

20

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
Burlington Coat Factory Warehouse Tranche B
6.25% 2/10/17	USD	1,308,437	$1,310,478
Caesars Entertainment Operating
Tranche B1 3.253% 1/28/15		490,000	442,416
Tranche B2 3.23% 1/28/15		295,000	266,353
Cengage Learning Acquisitions
2.50% 7/3/14		149,225	131,590
7.50% 7/7/14		73,921	73,905
Charter Communications Operating Tranche B
2.19% 3/6/14		30,045	30,066
7.25% 3/6/14		17,788	17,862
Chester Downs & Marina 12.375% 12/31/16		44,699	45,593
Chrysler Group 6.00% 4/28/17		675,000	658,128
Citadel Broadcasting Tranche B 4.25% 11/29/16		211,786	211,942
CityCenter Holdings 7.50% 1/10/15		470,000	472,703
Clear Channel Communication Tranche B 3.836% 1/29/16		843,991	703,007
Consolidated Container 5.688% 9/28/14		790,000	722,850
DaVita Tranche B 4.50% 10/20/16		248,750	249,721
Del Monte Tranche B 4.50% 11/26/17		80,000	79,836
Delta Air Lines Tranche B 5.50% 3/29/17		1,000,000	990,005
DineEquity Tranche B 4.25% 10/31/17		202,790	203,031
Dunkin Brands Tranche B2 4.25% 11/23/17		497,503	497,729
Endo Pharmaceutical Holdings Tranche B 4.00% 4/14/18		1,000,000	1,003,259
First Data Tranche B2 2.937% 9/24/14		1,107,410	1,032,659
Ford Motor Tranche B 2.94% 12/15/13		52,171	52,205
Frac Tech International Tranche B 6.25% 4/19/16		684,168	684,263
GenOn Energy Tranche B 6.00% 6/20/17		188,575	188,737
Goodman Global Tranche B 5.75% 10/28/16		253,336	254,965
Graham Packaging
Tranche C 6.75% 4/5/14		162,624	163,059
Tranche D 6.00% 9/23/16		49,625	49,762
Grifols Tranche B 6.00% 6/4/16		165,000	165,825
HGI Holdings 6.75% 7/27/17		167,016	168,270
Houghton International Tranche B 6.75% 1/11/16		332,726	336,366
IASIS Healthcare Tranche B 5.00% 4/18/18		997,500	993,675
Knology Tranche B 4.00% 8/8/17		233,825	233,136
Level 3 Financing Tranche B 11.15% 3/13/14		50,000	52,813
Live Nation Entertainment Tranche B 4.50% 11/6/16		49,375	49,468
MedAssets Tranche B 5.25% 11/15/16		172,013	172,379

21

Statement of net assets
Delaware Diversified Floating Rate Fund

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
Mediacom Illinois 5.50% 3/31/17	USD	273,608	$273,950
MGM Resorts International Tranche E 7.00% 2/21/14		874,699	859,532
Moneygram International Tranche B 4.50% 9/8/17		435,897	437,168
NBTY Tranche B 4.25% 10/1/17		547,250	547,748
Nortek 5.25% 4/12/17		498,750	499,064
Nuveen Investment
5.757% 5/13/17		260,826	260,966
2nd Lien 12.50% 7/9/15		635,000	676,011
OM Group Tranche B 5.75% 7/5/17		325,000	325,203
OSI Restaurant Partners
2.319% 6/14/13		30,869	29,851
2.50% 6/13/14		317,112	306,655
Pierre Foods 7.00% 9/29/16		99,250	100,243
Pinnacle Foods Finance Tranche D 6.00% 4/2/14		24,974	25,136
PQ 6.69% 7/30/15		495,000	486,338
Prime Healthcare Services Tranche B 7.25% 4/28/15		24,688	24,132
Radnet Management Tranche B 5.75% 4/2/16		124,059	124,121
Remy International Tranche B 6.25% 12/16/16		194,025	194,914
Reynolds & Reynolds Tranche B 3.75% 3/9/18		1,000,000	1,002,945
Reynolds Group Holdings 6.50% 7/7/18		1,050,000	1,044,880
Rockwood Specialties Group Tranche B 3.75% 1/25/18		225,000	226,368
Roundy’s Supermarkets 10.00% 4/16/16		20,000	20,281
Sensus USA 2nd Lien 8.50% 4/13/18		565,000	572,947
Sinclair Television Group Tranche B 4.00% 10/29/16		202,137	202,867
STP Products Manufacturing Tranche B 6.00% 11/5/16		24,875	24,657
Surgical Care Affiliates Tranche B 5.50% 5/26/18		770,000	755,081
Texas Competitive Electric Holdings 3.686% 10/10/14		805,249	634,134
Toys R US Tranche B 6.00% 9/1/16		198,873	199,425
TransDigm Group 1st Lien 4.00% 2/3/17		173,130	173,564
Univision Communications 4.436% 3/29/17		820,104	778,447
US TelePacific 5.75% 2/10/17		696,210	695,887
Visant 5.25% 12/31/16		156,875	156,078
Walter Energy Tranche B 4.00% 2/3/18		997,500	998,847
Wyle Services 5.75% 3/31/17		279,504	280,831
Total Senior Secured Loans (cost $30,382,452)			30,319,541

22

	Principal amount°		Value (U.S. $)
Sovereign Bonds – 0.85%Δ
Australia – 0.48%
Australia Government Inflation-Linked Bond
4.00% 8/20/15	AUD	286,000	$549,469
			549,469
South Africa – 0.37%
South Africa Government Inflation-Linked Bond
2.75% 1/31/22	ZAR	2,797,288	425,837
			425,837
Total Sovereign Bonds (cost $959,600)			975,306

Supranational Bank – 0.09%
• African Development Bank 0.603% 8/4/14	USD	100,000	100,837
Total Supranational Bank (cost $100,609)			100,837

U.S. Treasury Obligation – 0.07%
U.S. Treasury Note 1.50% 6/30/16		80,000	80,625
Total U.S. Treasury Obligation (cost $79,200)			80,625

	Number of shares
Convertible Preferred Stock – 0.00%
Bank of America 7.25% exercise price $50.00,
expiration date 12/31/49		6	5,837
Total Convertible Preferred Stock (cost $5,783)			5,837

	Principal amount°
Short-Term Investments – 5.67%
≠Discount Notes – 2.76%
Federal Home Loan Bank
0.006% 8/3/11	USD	399,487	399,487
0.01% 8/11/11		572,769	572,764
0.015% 9/1/11		15,535	15,534
0.02% 9/20/11		31,070	31,066
0.04% 11/2/11		31,070	31,060
0.05% 8/6/11		1,738,960	1,738,960
Freddie Mac
0.001% 8/15/11		264,116	264,113
0.05% 11/2/11		102,932	102,900
			3,155,884

23

Statement of net assets
Delaware Diversified Floating Rate Fund

	Principal amount°		Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreement – 0.52%
BNP Paribas 0.14%, dated 7/29/11, to be
repurchased on 8/1/11, repurchase price $595,007
(collateralized by U.S. government obligations 3.875%
4/15/29; market value $606,946)	USD	595,045	$595,045
			595,045
≠U.S. Treasury Obligations – 2.39%
U.S. Treasury Bills
0.002% 8/11/11		1,512,880	1,512,773
0.037% 8/4/11		1,216,767	1,216,741
			2,729,514
Total Short-Term Investments (cost $6,480,609)			6,480,443

Total Value of Securities – 100.89%
(cost $114,706,142)			115,233,272
Liabilities Net of Receivables
and Other Assets – (0.89%)			(1,019,706)

Net Assets Applicable to 13,292,229
Shares Outstanding – 100.00%			$114,213,566

Net Asset Value – Delaware Diversified Floating Rate Fund
Class A ($55,208,846 / 6,424,207 Shares)			$8.59
Net Asset Value – Delaware Diversified Floating Rate Fund
Class C ($25,768,300 / 2,999,376 Shares)			$8.59
Net Asset Value – Delaware Diversified Floating Rate Fund
Class R ($5,222 / 608 Shares)			$8.59
Net Asset Value – Delaware Diversified Floating Rate Fund
Institutional Class ($33,231,198 / 3,868,038 Shares)			$8.59

Components of Net Assets at July 31, 2011:
Shares of beneficial interest (unlimited authorization – no par)			$114,426,145
Distributions in excess of net investment income			(83,896)
Accumulated net realized loss on investments			(429,905)
Net unrealized appreciation of investments and foreign currencies			301,222
Total net assets			$114,213,566

24

°Principal amount shown is stated in the currency in which each security is denominated.

AUD — Australian Dollar
CHF — Swiss Franc
EUR — European Monetary Unit
USD — United States Dollar
ZAR — South African Rand

•	Variable rate security. The rate shown is the rate as of July 31, 2011. Interest rates reset periodically.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2011 the aggregate amount of Rule 144A securities was $14,541,724, which represented 12.73% of the Fund’s net assets. See Note 10 in “Notes to Financial Statements.”
Δ	Securities have been classified by country of origin.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at July 31, 2011.
≠	The rate shown is the effective yield at time of purchase.

Summary of abbreviations:
ARM — Adjustable Rate Mortgage
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
CDS — Credit Default Swap
HSBC — Hong Kong Shanghai Bank
JPMC — JPMorgan Chase Bank
MSC — Morgan Stanley Capital
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
yr — Year

25

Statement of net assets
Delaware Diversified Floating Rate Fund

Net Asset Value and Offering Price Per Share –
Delaware Diversified Floating Rate Fund
Net asset value Class A (A)	$8.59
Sales charge (2.75% of offering price) (B)	0.24
Offering price	$8.83

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

The following foreign currency exchange contracts and swap contracts were outstanding at July 31, 20111:

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	EUR	51,823	USD	(74,516)	8/1/11	$(54)
BCLY	CHF	457,088	USD	(570,000)	9/2/11	10,593
HSBC	AUD	(58,513)	USD	63,209	9/2/11	(759)
MSC	EUR	(691,849)	USD	994,264	9/2/11	776
						$10,556

Swap Contracts
CDS Contracts

					Unrealized
			Annual Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value	Payments	Date	(Depreciation)
	Protection Purchased:
BCLY	ITRAXX Europe Subordinate
	Financials 15.1 5 yr CDS	$ 650,000	1.00%	6/20/16	$22,819
MSC	ITRAXX Europe Subordinate
	Financials 15.1 5 yr CDS	600,000	1.00%	6/20/16	1,877
Total		$1,250,000			$24,696

26

Interest Rate Swap Contracts

		Fixed		Floating
		Interest Rate		Interest Rate		Unrealized
Counterparty &		Received		Received	Termination	Appreciation
Referenced Obligation	Notional Value	(Paid)		(Paid)	Date	(Depreciation)
JPMC
7 yr Interest Rate Swap	$3,000,000	(2.603%	)	0.246%	7/1/18	$(66,571)
10 yr Interest Rate Swap	4,000,000	(3.198%	)	0.246%	7/1/21	(104,602)
MSC
3 yr Interest Rate Swap	2,300,000	(1.105%	)	0.246%	7/1/14	(17,867)
5 yr Interest Rate Swap	5,500,000	(1.953%	)	0.246%	7/1/16	(95,316)
Total	$14,800,000					$(284,356)

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

27

Statement of operations
Delaware Diversified Floating Rate Fund	Year Ended July 31, 2011

Investment Income:
Interest	$1,520,844
Dividends	217	$1,521,061

Expenses:
Management fees	256,664
Distribution expenses – Class A	83,588
Distribution expenses – Class C	113,014
Distribution expenses – Class R	32
Registration fees	111,545
Dividend disbursing and transfer agent fees and expenses	69,356
Reports and statements to shareholders	27,148
Accounting and administration expenses	20,171
Audit and tax	11,412
Pricing fees	10,905
Dues and services	8,210
Custodian fees	7,701
Legal fees	6,044
Trustees’ fees	2,387
Insurance	247
Consulting fees	207
Trustees’ expenses	120	728,751
Less fees waived		(124,760)
Less waived distribution expenses – Class A		(13,931)
Less waived distribution expenses – Class R		(7)
Less expense paid indirectly		(49)
Total operating expenses		590,004
Net Investment Income		931,057

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currencies:
Net realized gain (loss) on:
Investments		85,162
Foreign currencies		12,144
Foreign currency contracts		(43,443)
Swap Contracts		(454,067)
Net realized loss		(400,204)
Net change in unrealized appreciation/depreciation of
investments and foreign currencies		265,928
Net Realized and Unrealized Loss on Investments
and Foreign Currencies		(134,276)

Net Increase in Net Assets Resulting from Operations		$796,781

See accompanying notes, which are an integral part of the financial statements.

29

Statements of changes in net assets
Delaware Diversified Floating Rate Fund

	Year	2/26/10*
	Ended	to
	7/31/11	7/31/10
Increase (Decrease) in Net Assets from Operations:
Net investment income	$931,057	$59,232
Net realized loss on investments and foreign currencies	(400,204)	(75,520)
Unrealized appreciation/depreciation
of investments and foreign currencies	265,928	35,294
Net increase in net assets resulting from operations	796,781	19,006

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(556,521)	(16,446)
Class C	(145,889)	(6,280)
Class R	(107)	(35)
Institutional Class	(267,029)	(36,059)
	(969,546)	(58,820)
Capital Share Transactions:
Proceeds from shares sold:
Class A	70,402,085	3,329,802
Class C	26,119,241	1,754,712
Class R	1	5,028
Institutional Class	40,446,138	3,865,434

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	300,447	11,100
Class C	106,805	5,272
Class R	44	41
Institutional Class	218,783	32,117
	137,593,544	9,003,506

30

	Year	2/26/10*
	Ended	to
	7/31/11	7/31/10
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(18,418,469)	$(360,801)
Class C	(2,127,988)	(40,000)
Institutional Class	(10,733,235)	(490,412)
	(31,279,692)	(891,213)
Increase in net assets derived from capital share transactions	106,313,852	8,112,293
Net Increase in Net Assets	106,141,087	8,072,479

Net Assets:
Beginning of period	8,072,479	—
End of period (including distributions in excess of net
investment income of $83,896 and $3,336, respectively)	$114,213,566	$8,072,479

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

31

Financial highlights
Delaware Diversified Floating Rate Fund Class A

Selected data for each share of the Fund outstanding throughout each period was as follows:

	Year Ended	2/26/101 to
	7/31/11	7/31/10
Net asset value, beginning of period	$ 8.490	$ 8.500

Income (loss) from investment operations:
Net investment income2	0.166	0.088
Net realized and unrealized gain (loss) on investments and
foreign currencies	0.114	(0.014)
Total from investment operations	0.280	0.074

Less dividends and distributions from:
Net investment income	(0.180)	(0.084)
Total dividends and distributions	(0.180)	(0.084)

Net asset value, end of period	$ 8.590	$ 8.490

Total return3	3.33%	0.87%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$55,209	$2,959
Ratio of expenses to average net assets	1.05%	1.04%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.34%	4.92%
Ratio of net investment income to average net assets	1.92%	2.43%
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	1.63%	(1.45% )
Portfolio turnover	75%	39%

1 Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during both periods reflects waivers by the manager and the distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

32

Delaware Diversified Floating Rate Fund Class C

Selected data for each share of the Fund outstanding throughout each period was as follows:

	Year Ended	2/26/101 to
	7/31/11	7/31/10
Net asset value, beginning of period	$ 8.490	$ 8.500

Income (loss) from investment operations:
Net investment income2	0.102	0.062
Net realized and unrealized gain (loss) on investments and
foreign currencies	0.116	(0.014)
Total from investment operations	0.218	0.048

Less dividends and distributions from:
Net investment income	(0.118)	(0.058)
Total dividends and distributions	(0.118)	(0.058)

Net asset value, end of period	$ 8.590	$ 8.490

Total return3	2.58%	0.56%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$25,769	$1,714
Ratio of expenses to average net assets	1.80%	1.79%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.04%	5.62%
Ratio of net investment income to average net assets	1.17%	1.68%
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	0.93%	(2.15% )
Portfolio turnover	75%	39%

1 Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during both periods reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

33

Financial highlights
Delaware Diversified Floating Rate Fund Class R

Selected data for each share of the Fund outstanding throughout each period was as follows:

	Year Ended		2/26/101 to
	7/31/11		7/31/10
Net asset value, beginning of period	$ 8.500		$ 8.500

Income (loss) from investment operations:
Net investment income2	0.145		0.079
Net realized and unrealized gain (loss) on investments and
foreign currencies	0.106	3	(0.004)
Total from investment operations	0.251	3	0.075

Less dividends and distributions from:
Net investment income	(0.161)		(0.075)
Total dividends and distributions	(0.161)		(0.075)

Net asset value, end of period	$ 8.590	3	$ 8.500

Total return4	2.96%		0.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5		$5
Ratio of expenses to average net assets	1.30%		1.29%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.64%		5.22%
Ratio of net investment income to average net assets	1.67%		2.18%
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	1.33%		(1.75% )
Portfolio turnover	75%		39%

1 Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Includes adjustments from the period ending July 31, 2010 in the amount of $9 (or $0.010 per share) which impacted total return by -0.12%. The adjustment is to correct a mis-allocation of distributions among share classes which had no impact on distribution amounts reported and paid to shareholders.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during both periods reflects waivers by the manager and the distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

34

Delaware Diversified Floating Rate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period was as follows:

	Year Ended	2/26/101 to
	7/31/11	7/31/10
Net asset value, beginning of period	$ 8.490	$ 8.500

Income (loss) from investment operations:
Net investment income2	0.187	0.098
Net realized and unrealized gain (loss) on investments and
foreign currencies	0.117	(0.016)
Total from investment operations	0.304	0.082

Less dividends and distributions from:
Net investment income	(0.204)	(0.092)
Total dividends and distributions	(0.204)	(0.092)

Net asset value, end of period	$ 8.590	$ 8.490

Total return3	3.61%	0.97%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$33,231	$3,394
Ratio of expenses to average net assets	0.80%	0.79%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.04%	4.62%
Ratio of net investment income to average net assets	2.17%	2.68%
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	1.93%	(1.15% )
Portfolio turnover	75%	39%

1 Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during both periods reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

35

Notes to financial statements
Delaware Diversified Floating Rate Fund	July 31, 2011

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers five Series: Delaware Core Bond Fund, Delaware Corporate Bond Fund, Delaware Diversified Floating Rate Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Diversified Floating Rate Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 2.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 0.75% if redeemed during the first year provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — U.S. government and agency securities are valued at the mean between the bid and ask prices. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Other debt securities, credit default swaps (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

36

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (July 31, 2010-July 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on July 29, 2011.

Mortgage Dollar Rolls — The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions that constitute the dollar roll can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment by the Fund to buy a security. The Fund accounts for mortgage-dollar-roll transactions as purchases and sales. These transactions will increase the Fund’s portfolio turnover rate. There were no mortgage dollar rolls open at the end of the year.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction

37

Notes to financial statements
Delaware Diversified Floating Rate Fund

1. Significant Accounting Policies (continued)

gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended July 31, 2011.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended July 31, 2011, the Fund earned $49 under this agreement.

38

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses and certain nonroutine expenses), do not exceed 0.80% of average daily net assets of the Fund through November 30, 2011. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the year ended July 31, 2011, the Fund was charged $2,538 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund paid DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services. Effective July 18, 2011, the Fund pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fees through November 30, 2011 to no more than 0.25% and 0.50% of average daily net assets, respectively.

39

Notes to financial statements
Delaware Diversified Floating Rate Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At July 31, 2011, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC	$26,468
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	3,853
Distribution fees payable to DDLP	32,920
Other expenses payable to DMC and affiliates*	1,723

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended July 31, 2011, the Fund was charged $1,480 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended July 31, 2011, DDLP earned $9,557 for commissions on sales of the Fund’s Class A shares. For the year ended July 31, 2011, DDLP received gross CDSC commissions of $750 and $5,234 on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended July 31, 2011, the Fund made purchases of $136,601,107 and sales of $36,264,301 of investment securities other than U.S. government securities and short-term investments. For the year ended July 31, 2011, the Fund made purchases of $663,689 and sales of $628,464 of long-term U.S. government securities.

At July 31, 2011, the cost of investments for federal income tax purposes was $114,735,467. At July 31, 2011, net unrealized appreciation was $497,805, of which $877,408 related to unrealized appreciation of investments and $379,603 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions

40

market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2011:

	Level 1	Level 2	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$—	$8,432,675	$8,432,675
Corporate Debt	—	95,942,145	95,942,145
Foreign Debt	—	1,426,453	1,426,453
Municipal Bonds	—	2,870,931	2,870,931
U.S. Treasury Obligations	—	80,625	80,625
Short-Term Investments	595,045	5,885,398	6,480,443
Total	$595,045	$114,638,227	$115,233,272

Foreign Currency Exchange Contracts	$—	$10,556	$10,556
Swap Contracts	$—	$(259,660)	$(259,660)

There were no unobservable inputs used to value investments at the beginning or end of the year.

During the year ended July 31, 2011, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund.

41

Notes to financial statements
Delaware Diversified Floating Rate Fund

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the year ended July 31, 2011 and the period February 26, 2010 through July 31, 2010 was as follows:

	Year	2/26/10*
	Ended	to
	7/31/11	7/31/10
Ordinary income	$969,546	$58,820

*Date of commencement of operations.

5. Components of Net Assets on a Tax Basis

As of July 31, 2011, the components of net asset on a tax basis were as follows:

Shares of beneficial interest	$114,426,145
Undistributed ordinary income	50,300
Distributions payable	(53,005)
Post-October losses	(371,933)
Capital loss carryforwards	(37,551)
Other temporary differences	(14,008)
Unrealized appreciation of investments and foreign currencies	213,618
Net assets	$114,213,566

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of forward foreign currency contracts, tax treatment of CDS and interest rate swap contracts, tax treatment of distribution payable, tax treatment of contingent payment on debt instruments, tax deferral of losses on straddles and tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2010 through July 31, 2011 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments, paydowns of mortgage- and asset-backed securities and tax treatment of CDS and interest rate swap contracts. Results of operations and net assets were not affected by these reclassifications. For the year ended July 31, 2011, the Fund recorded the following reclassifications:

Undistributed net investment income	$(42,071)
Accumulated net realized loss	42,071

42

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $30,279 was utilized in 2011. Capital loss carryforwards remaining at July 31, 2011 will expire as follows: $37,551 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

6. Capital Shares

Transactions in capital shares were as follows:

	Year	2/26/10*
	Ended	to
	7/31/11	7/31/10
Shares sold:
Class A	8,177,801	390,040
Class C	3,032,005	206,104
Class R	— **	592
Institutional Class	4,686,554	454,149

Shares issued upon reinvestment of dividends and distributions:
Class A	34,854	1,312
Class C	12,399	623
Class R	11	5
Institutional Class	25,419	3,778
	15,969,043	1,056,603

Shares Repurchased:
Class A	(2,137,077)	(42,723)
Class C	(247,017)	(4,738)
Institutional Class	(1,243,757)	(58,105)
	(3,627,851)	(105,566)
Net increase	12,341,192	951,037

  *Date of commencement of operations.
**Share rounds to less than 1.

43

Notes to financial statements
Delaware Diversified Floating Rate Fund

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

On November 16, 2010, the Fund, along with the other Participants, entered into an amendment to the agreement for a $50,000,000 revolving line of credit. Effective as of August 1, 2011, the Fund, along with the other Participants, entered into an amendment to the agreement for a $100,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Fund had no amounts outstanding as of July 31, 2011 or at any time during the year then ended.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

44

Swap Contracts — The Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the year ended July 31, 2011, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the year ended July 31, 2011, the Fund did not enter

45

Notes to financial statements
Delaware Diversified Floating Rate Fund

8. Derivatives (continued)

into any CDS contracts as a seller of protection. At July 31, 2011, the net unrealized appreciation of credit default swaps was $24,696. The Fund posted $210,000 as collateral for certain open derivatives. If a credit event had occurred for all swap transactions where collateral posting was required as of July 31, 2011, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have received $1,250,000 less the value of the contracts’ related reference obligations. The Fund received securities collateral of $111,000 for certain open derivatives.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event each Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

Fair values of derivative instruments as of July 31, 2011 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net		Statement of Net
	Assets Location	Fair value	Assets Location	Fair value
Forward currency exchange contracts
(Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$11,369	Liabilities net of receivables and other assets	$(813)
Credit and interest contracts (Swap contracts)	Liabilities net of receivables and other assets	22,819	Liabilities net of receivables and other assets	(282,479)
Total		$34,188		$(283,292)

46

The effect of derivative instruments on the statement of operations for the year ended July 31, 2011 was as follows:

			Change in Unrealized
		Realized Gain	Appreciation
		or Loss on	or Depreciation
	Location of Gain or Loss on	Derivatives	on Derivatives
	Derivatives Recognized in	Recognized in	Recognized in
	Income	Income	Income
Forward currency exchange contracts
(Foreign currency exchange contracts)	Net realized loss on foreign currency contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	$(43,443)	$ 10,362
Credit and interest contracts
(Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation/ depreciation of investments and foreign currencies	(454,067)	(272,336)
Total		$(497,510)	$(261,974)

The volume of derivative transactions varies throughout the period. Information about derivative transactions reflected is as of the date of this report and generally similar to the volume of derivative activity during the year ended July 31, 2011.

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with the Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less

47

Notes to financial statements
Delaware Diversified Floating Rate Fund

9. Securities Lending (continued)

than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of July 31, 2011.

48

10. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of July 31, 2011, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the statement of net assets.

49

Notes to financial statements
Delaware Diversified Floating Rate Fund

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2011 that would require recognition or disclosure in the Fund’s financial statements.

13. Tax Information (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring designation, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended July 31, 2011, the Fund designates distributions paid during the year as follows:

(A) Ordinary Income Distribution (Tax Basis)	100%

(A) is based on a percentage of the Fund’s total distributions.

50

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group® Income Funds
and the Shareholders of Delaware Diversified Floating Rate Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Diversified Floating Rate Fund (one of the series constituting Delaware Group Income Funds, hereafter referred to as the “Fund”) at July 31, 2011, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year then ended and for the period February 26, 2010 (commencement of operations) through July 31, 2010, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 28, 2011

51

Other Fund information
(Unaudited)
Delaware Diversified Floating Rate Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Income Funds (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending July 31, 2010. Because the Fund launched on February 26, 2010, E&Y has not issued any audit reports for the Fund. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

52

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne1	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

54

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	75	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.2
Board of Governors Member
Investment Company
Institute (ICI)

Finance Committee Member
St. John Vianney Roman
Catholic Church

Board of Trustees
Agnes Irwin School

Member of Investment
Committee
Cradle of Liberty Council,
BSA
(2007–2010)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

55

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

56

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	75	Chairman of Investment
(March 2004–Present)		Committee
		Pennsylvania Academy of
Investment Manager		Fine Arts
Morgan Stanley & Co.
(January 1984–March 2004)		Investment Committee and
		Governance Committee
		Member
		Pennsylvania Horticultural
		Society

		Director
		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

President	75	Board of Governors Member —
Drexel University		NASDAQ OMX PHLX LLC
(August 2010–Present)
		Director and Audit
President		Committee Member
Franklin & Marshall College		Community Health Systems
(July 2002–July 2010)
		Director — Ecore
		International
		(2009–2010)

		Director — Allied
		Barton Securities Holdings
		(2005–2008)

Managing Director	75	None
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	75	None
Assurant, Inc. (Insurance)
(2002–2004)

57

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

58

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Consultant	75	Director and Audit
ARL Associates		Committee Chair
(Financial Planning)		Systemax Inc.
(1983–Present)		(2001–2009)

Director and Audit
Committee Chairperson
Andy Warhol Foundation
(1999–2007)

Executive Advisor to Dean	75	Trust Manager — Camden
(since August 2011) and		Property Trust
Interim Dean		(since August 2011)
(January 2011–July 2011) —
University of Miami School of		Board of Trustees
Business Administration		Thunderbird School of
Global Management
President — U.S. Trust,		(2007–2011)
Bank of America Private
Wealth Management		Board of Trustees
(Private Banking)		Carrollton School of the
(July 2007–December 2008)		Sacred Heart
(since 2007)
President and Director
(November 2005–June 2007) and		Board Member
Chief Executive Officer		Foreign Policy Association
(April 2007–June 2007) —		(since 2006)
U.S. Trust Company
(Private Banking)		Board of Trustees
Georgetown Preparatory School
(2005–2011)

Board of Trustees
Miami City Ballet
(2000–2011)

Board of Trustees
St. Thomas University
(2005–2011)

59

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

60

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	75	Director and Audit
(January 2006–Present)		Committee Member
Vice President — Mergers & Acquisitions		Okabena Company
(January 2003–January 2006), and
Vice President and Treasurer		Chair — 3M
(July 1995–January 2003)		Investment Management
3M Corporation		Company

Founder	75	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)

Founder		Director
Sutton Asset Management		Oxigene, Inc.
(Hedge Fund)		(2003–2008)
(September 1996–Present)

61

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

62

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	75	None3
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	75	None3
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	75	None3
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	75	None3
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

63

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Executive Advisor to Dean, University of Miami School of Business Administration Coral Gables, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Diversified Floating Rate Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

64

Annual report Delaware High-Yield Opportunities Fund July 31, 2011 Fixed income mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware High-Yield Opportunities Fund at www.delawareinvestments.com.

Manage your investments online
  24-hour access to your account information
  Obtain share prices
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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware High-Yield Opportunities Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Portfolio management review	1
Performance summary	4
Disclosure of Fund expenses	8
Security type/sector allocation	10
Statement of net assets	11
Statement of operations	23
Statements of changes in net assets	24
Financial highlights	26
Notes to financial statements	36
Report of independent registered
public accounting firm	47
Other Fund information	48
Board of trustees/directors and
officers addendum	50
About the organization	60

Unless otherwise noted, views expressed herein are current as of July 31, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review
Delaware High-Yield Opportunities Fund	August 9, 2011

Performance preview (for the year ended July 31, 2011)
Delaware High-Yield Opportunities Fund (Class A shares)	1-year return	+14.11%
BofA Merrill Lynch U.S. High Yield Constrained Index (benchmark)	1-year return	+12.82%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware High-Yield Opportunities Fund, please see the table on page 4.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Despite tepid economic growth, high unemployment, and policy gridlock on both sides of the Atlantic, high yield bonds generated solid performance over the Fund’s fiscal year ended July 31, 2011. High yield bonds generally benefited from an environment in which corporate balance sheets continued to heal despite a range of stresses on government and household finances, providing a solid fundamental underpinning to the high yield market.

With the notable exception of housing-related businesses, many companies benefited from additional cost cutting and modest revenue growth, including those in the ailing banking, finance, and consumer sectors. Meanwhile, companies all along the credit spectrum were generally able to access the debt markets at reasonable interest rates to refinance debt and raise equity. Notably, merger and acquisition activity grew strongly for the first time in several years, an indication that managements seemed willing to move from merely conserving capital and repairing balance sheets to growing their businesses. Given the generally healthy state of corporate finances, below-investment-grade default rates were only about 4% over the Fund’s fiscal year, not far above the historical norm and significantly below most analysts’ expectations. (Source: Bloomberg.) The default rate among the Fund’s holdings, however, was negligible.

High yield bonds generally benefited from an environment in which corporate balance sheets continued to heal despite a range of stresses on government and household finances, providing a solid fundamental underpinning to the high yield market.

Given the generally healthy state of corporate finances, below-investment-grade default rates were only about 4% over the Fund’s fiscal year, not far above the historical norm and significantly below most analysts’ expectations. (Source: Bloomberg.) The default rate among the Fund’s holdings, however, was negligible.

1

Portfolio management review
Delaware High-Yield Opportunities Fund

Fund performance

For its fiscal year, Delaware High-Yield Opportunities Fund returned +14.11% for Class A shares at net asset value and +8.91% at maximum offer price. Both figures reflect all distributions reinvested. During the same period, the Fund’s benchmark, the BofA Merrill Lynch U.S. High Yield Constrained Index, returned +12.82% (source: BofA Merrill Lynch). For complete, annualized performance of the Fund, please see the table on page 4.

Several factors contributed to the Fund’s outperformance versus its benchmark. First, the Fund had a higher weighting in the lower credit portion of the market, with roughly double the benchmark’s allocation to CCC-rated bonds, which are considered highly speculative securities. Also, the Fund was generally overweight in B-rated bonds (rated just above CCC-rated bonds) and underweight in higher-rated BB-rated debt. The Fund’s overweight allocation to lower-rated issues resulted from our proprietary bottom-up credit analysis, which suggested to us a higher probability of ratings upgrades within that sector.

Among the contributors to the Fund’s relative performance was gaming company MGM Resorts International. MGM experienced improved access to financing and generally cleaned up its balance sheet during the fiscal year. The Fund’s holdings in Australian iron-ore producer FMG Resources also enhanced relative performance. The company tendered for a secured bond held by the Fund, on generous terms in our view. The Fund also benefited from its holdings in Telcordia Technologies, a New Jersey–based telecom services business that was acquired in June 2011 by Ericsson, the Swedish networking equipment maker whose credit is rated investment grade. The Fund’s debt holdings in insurance behemoth American International Group (AIG) also contributed to relative performance. Investors rewarded AIG during the year due to its ability to successfully restructure itself in the aftermath of the global financial crisis.

OPTI Canada was among the detractors from relative performance. The company’s potentially lucrative oil-sands asset proved to be more capital intensive than we, or the company, anticipated. With production only slowly increasing, we exited the position. Another detractor was container shipping company CMA CGM, whose bonds we liquidated during the fiscal year as the company suffered from a sluggish recovery in utilization rates and a lack of pricing power amid too much supply. The Fund’s holdings in pharmaceutical contract manufacturer Novasep also detracted from relative performance. The company suffered from weak operations, a deteriorating order book, and excessive leverage. We exited the position during the fiscal year. It is important to note that during the Fund’s fiscal year, the Fund held on average only 13% of assets in companies domiciled overseas, and all of those positions were in dollar-denominated bonds.

From a sector standpoint, the Fund benefited from strong credit selection in most industries and sectors, especially automotive, banking, basic industries, utilities, and media. In fact, overall credit selection was the major contributor to the Fund’s strong relative performance during its fiscal year. However, credit issues in the Fund’s energy and healthcare bonds were a minor detractor from performance.

2

Disconcerting macroeconomic news notwithstanding, we believe conditions in the high yield market remained favorable at the end of the Fund’s fiscal year. From a fundamental perspective, many businesses were reporting further increases in top- and bottom-line growth despite more difficult year-over-year comparisons. Market technicals were generally positive as well, with most of the funds raised in the new-issue market by below-investment-grade credits being used for bondholder-friendly activities such as reducing leverage and refinancing debt. We caution, however, that unnerving headlines related to sovereign debt issues in Europe and the United States may have the potential to undermine liquidity, causing significant short-term volatility.

At the close of the fiscal year, we retained the Fund’s overweight to lower-rated credits, given the historical tendency of rating agencies to issue upgrades well after companies have already made meaningful improvements to their balance sheets. It should be noted, however, that past performance does not guarantee future results. As bottom-up, credit-intensive bond investors, we are detecting what we believe to be a significant amount of such rating anomalies, especially among the smaller companies that dominate the CCC- and B-rated sectors. Finally, with benchmark interest rates likely to remain near zero for the next two years (based on the Fed’s recent announcement), we believe below-investment-grade bonds could benefit from the sector’s higher yields, potentially providing solid income in the current low-interest-rate environment.

3

Performance summary
Delaware High-Yield Opportunities Fund	July 31, 2011

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance1,2	Average annual total returns through July 31, 2011
	1 year	5 years	10 years	Lifetime
Class A (Est. Dec. 30, 1996)
Excluding sales charge	+14.11%	+8.31%	+9.52%	n/a
Including sales charge	+8.91%	+7.32%	+9.00%	n/a
Class B (Est. Feb. 17, 1998)
Excluding sales charge	+13.06%	+7.51%	+8.85%	n/a
Including sales charge	+9.06%	+7.29%	+8.85%	n/a
Class C (Est. Feb. 17, 1998)
Excluding sales charge	+13.04%	+7.55%	+8.72%	n/a
Including sales charge	+12.04%	+7.55%	+8.72%	n/a
Class R (Est. June 2, 2003)
Excluding sales charge	+13.87%	+8.08%	n/a	+8.95%
Including sales charge	+13.87%	+8.08%	n/a	+8.95%
Institutional Class (Est. Dec. 30, 1996)
Excluding sales charge	+14.45%	+8.63%	+9.85%	n/a
Including sales charge	+14.45%	+8.63%	+9.85%	n/a

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 6. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Additionally, the Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% of average daily net assets on all shares acquired prior to June 1, 1992, and 0.30% of average daily net assets on all shares acquired on or after June 1, 1992. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus.

4

Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, which has been limited contractually to 0.50% from Nov. 26, 2010, through Nov. 28, 2011.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations.

Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

The Fund may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

Per Standard & Poor’s credit rating agency, bonds rated AA and A are more susceptible to the adverse effects of changes in circumstances and economic conditions than those in the higher-rated AAA category, but the obligor’s capacity to meet its financial

5

Performance summary
Delaware High-Yield Opportunities Fund

commitment on the obligation is still strong. Bonds rated BBB exhibit adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding any 12b-1 fees and certain other expenses) from exceeding 0.81% of the Fund’s average daily net assets from Nov. 26, 2010, through Nov. 28, 2011. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expenses	1.25%	1.95%	1.95%	1.55%	0.95%
(without fee waivers)
Net expenses	1.11%	1.81%	1.81%	1.31%	0.81%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual	Contractual

6

Performance of a $10,000 investment1
Average annual total returns from July 31, 2001, through July 31, 2011

For period beginning July 31, 2001, through July 31, 2011	Starting value	Ending value
Delaware High-Yield Opportunities Fund — Class A shares	$9,550	$23,657
BofA Merrill Lynch U.S. High Yield Constrained Index	$10,000	$23,385

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on July 31, 2001, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on pages 4 through 7.

The chart also assumes $10,000 invested in the BofA Merrill Lynch U.S. High Yield Constrained Index as of July 31, 2001. The BofA Merrill Lynch U.S. High Yield Constrained Index tracks the performance of U.S. dollar–denominated high yield corporate debt publicly issued in the U.S. domestic market, but caps individual issuer exposure at 2% of the benchmark.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DHOAX	245908876
Class B	DHOBX	245908868
Class C	DHOCX	245908850
Class R	DHIRX	245908736
Institutional Class	DHOIX	245908843

7

Disclosure of Fund expenses
For the six-month period from February 1, 2011 to July 31, 2011

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from February 1, 2011 to July 31, 2011.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

8

Delaware High-Yield Opportunities Fund
Expense Analysis of an Investment of $1,000
	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	2/1/11	7/31/11	Expense Ratio	2/1/11 to 7/31/11*
Actual Fund return
Class A	$1,000.00	$1,035.50	1.11%	$5.60
Class B	1,000.00	1,029.40	1.81%	9.11
Class C	1,000.00	1,029.40	1.81%	9.11
Class R	1,000.00	1,034.40	1.31%	6.61
Institutional Class	1,000.00	1,037.00	0.81%	4.09
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.29	1.11%	$5.56
Class B	1,000.00	1,015.82	1.81%	9.05
Class C	1,000.00	1,015.82	1.81%	9.05
Class R	1,000.00	1,018.30	1.31%	6.56
Institutional Class	1,000.00	1,020.78	0.81%	4.06

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

9

Security type/sector allocation
Delaware High-Yield Opportunities Fund	As of July 31, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Corporate Bonds	91.90%
Automotive	4.10%
Banking	3.45%
Basic Industry	13.25%
Capital Goods	5.18%
Consumer Cyclical	4.92%
Consumer Non-Cyclical	3.30%
Energy	10.97%
Financial Services	2.69%
Healthcare	6.39%
Insurance	2.56%
Media	7.10%
Services	11.06%
Technology & Electronics	5.85%
Telecommunications	8.90%
Utilities	2.18%
Senior Secured Loans	1.18%
Common Stock	0.49%
Preferred Stock	1.57%
Warrant	0.00%
Short-Term Investments	3.76%
Securities Lending Collateral	14.70%
Total Value of Securities	113.60%
Obligation to Return Securities Lending Collateral	(14.80%)
Receivables and Other Assets Net of Other Liabilities	1.20%
Total Net Assets	100.00%

10

Statement of net assets
Delaware High-Yield Opportunities Fund	July 31, 2011

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds – 91.90%
Automotive – 4.10%
*	American Axle & Manufacturing 7.875% 3/1/17	$2,334,000	$2,395,268
*	ArvinMeritor 8.125% 9/15/15	2,119,000	2,209,058
#	Chrysler Group 144A 8.25% 6/15/21	2,770,000	2,728,450
*	Dana Holding 6.75% 2/15/21	1,368,000	1,397,070
*	Ford Motor 7.45% 7/16/31	2,422,000	2,772,752
	Ford Motor Credit 12.00% 5/15/15	1,971,000	2,476,650
#	International Automotive Components Group 144A
	9.125% 6/1/18	1,860,000	1,920,450
*#	Jaguar Land Rover 144A 8.125% 5/15/21	2,740,000	2,787,950
#	Pinafore 144A 9.00% 10/1/18	1,982,000	2,175,245
			20,862,893
Banking – 3.45%
	BAC Capital Trust VI 5.625% 3/8/35	4,740,000	4,166,777
•	Fifth Third Capital Trust IV 6.50% 4/15/37	2,816,000	2,759,680
•#	HBOS Capital Funding 144A 6.071% 6/29/49	3,175,000	2,635,250
*•	Regions Financing Trust II 6.625% 5/15/47	4,400,000	3,903,038
•	SunTrust Capital VIII 6.10% 12/15/36	4,170,000	4,078,648
			17,543,393
Basic Industry – 13.25%
*	AK Steel 7.625% 5/15/20	2,431,000	2,497,853
#	Algoma Acquisition 144A 9.875% 6/15/15	2,834,000	2,578,940
#	APERAM 144A 7.75% 4/1/18	2,445,000	2,469,450
#	Appleton Papers 144A 10.50% 6/15/15	1,712,000	1,819,000
#	Building Materials Corporation of America 144A
	6.75% 5/1/21	2,760,000	2,804,849
*#	Cemex Espana Luxembourg 144A 9.25% 5/12/20	5,462,000	5,066,004
#	FMG Resources August 2006 144A 7.00% 11/1/15	1,936,000	2,015,860
	Georgia-Pacific 8.00% 1/15/24	2,420,000	2,990,365
	Headwaters 7.625% 4/1/19	2,846,000	2,717,930
*	Hexion US Finance 9.00% 11/15/20	1,413,000	1,469,520
	Interface 7.625% 12/1/18	1,735,000	1,856,450
#	International Wire Group Holdings 144A
	9.75% 4/15/15	2,060,000	2,168,150
*#	James River Escrow 144A 7.875% 4/1/19	2,499,000	2,530,238
#	JMC Steel Group 144A 8.25% 3/15/18	2,777,000	2,895,023
#	Kinove German Bondco 144A 9.625% 6/15/18	2,295,000	2,421,225

11

Statement of net assets
Delaware High-Yield Opportunities Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
#	Longview Fibre Paper & Packaging 144A
	8.00% 6/1/16	$2,735,000	$2,817,050
#	MacDermid 144A 9.50% 4/15/17	2,382,000	2,518,965
*#	Masonite International 144A 8.25% 4/15/21	2,635,000	2,667,938
#	Millar Western Forest Products 144A 8.50% 4/1/21	1,370,000	1,198,750
*	Momentive Performance Materials 9.00% 1/15/21	3,287,000	3,402,044
#	Murray Energy 144A 10.25% 10/15/15	2,272,000	2,396,960
	Norcraft
	10.50% 12/15/15	1,336,000	1,309,280
	#144A 10.50% 12/15/15	1,695,000	1,661,100
#	Nortek 144A 8.50% 4/15/21	2,820,000	2,643,750
*	Ply Gem Industries 13.125% 7/15/14	2,363,000	2,439,798
	Polypore International 7.50% 11/15/17	2,407,000	2,569,473
=@	PT Holdings 12.431% 8/27/12	962,902	438,120
	Ryerson
	•7.648% 11/1/14	884,000	872,950
	12.00% 11/1/15	2,039,000	2,176,633
			67,413,668
Capital Goods – 5.18%
*	Associated Materials 9.125% 11/1/17	1,733,000	1,758,995
	Berry Plastics
	9.75% 1/15/21	2,558,000	2,558,000
	*10.25% 3/1/16	1,699,000	1,686,258
#	DAE Aviation Holdings 144A 11.25% 8/1/15	2,517,000	2,605,095
	Kratos Defense & Security Solutions 10.00% 6/1/17	2,425,000	2,600,813
*	Mueller Water Products 7.375% 6/1/17	2,721,000	2,612,160
	Pregis 12.375% 10/15/13	2,589,000	2,576,055
#	Reynolds Group Issuer 144A
	8.25% 2/15/21	820,000	760,550
	9.00% 4/15/19	3,961,000	3,960,999
	9.875% 8/15/19	3,535,000	3,574,769
	TriMas 9.75% 12/15/17	1,516,000	1,675,180
			26,368,874
Consumer Cyclical – 4.92%
#	Brown Group 144A 7.125% 5/15/19	2,160,000	2,106,000
#	Burlington Coat Factory Warehouse 144A
	10.00% 2/15/19	2,614,000	2,633,605

12

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
	CKE Restaurants 11.375% 7/15/18	$1,901,000	$2,105,358
	Dave & Buster’s 11.00% 6/1/18	2,896,000	3,185,599
	DineEquity 9.50% 10/30/18	2,387,000	2,634,651
	Express 8.75% 3/1/18	1,395,000	1,513,575
#	Icon Health & Fitness 144A 11.875% 10/15/16	1,241,000	1,284,435
	Levi Strauss 7.625% 5/15/20	1,300,000	1,314,625
	OSI Restaurant Partners 10.00% 6/15/15	2,475,000	2,604,938
*	Quiksilver 6.875% 4/15/15	3,347,000	3,275,875
	Tops Markets 10.125% 10/15/15	1,115,000	1,194,444
	Yankee Candle 9.75% 2/15/17	1,129,000	1,205,208
			25,058,313
Consumer Non-Cyclical – 3.30%
#	Armored Autogroup 144A 9.25% 11/1/18	2,673,000	2,632,905
#	Blue Merger Sub 144A 7.625% 2/15/19	2,722,000	2,813,868
#	Bumble Bee Acquisition 144A 9.00% 12/15/17	1,654,000	1,676,743
	Cott Beverages 8.375% 11/15/17	1,155,000	1,230,075
*	Dean Foods 7.00% 6/1/16	2,870,000	2,855,650
*	Pinnacle Foods Finance 10.625% 4/1/17	1,581,000	1,707,480
*	Visant 10.00% 10/1/17	1,373,000	1,426,204
#	Viskase 144A 9.875% 1/15/18	2,324,000	2,451,820
			16,794,745
Energy – 10.97%
	American Petroleum Tankers 10.25% 5/1/15	1,881,000	1,956,240
	Antero Resources Finance 9.375% 12/1/17	2,400,000	2,640,000
*	Aquilex Holdings 11.125% 12/15/16	1,892,000	1,823,415
#	Calumet Specialty Products Partners 144A
	9.375% 5/1/19	2,735,000	2,817,050
	Chaparral Energy 8.25% 9/1/21	4,017,000	4,167,637
	Chesapeake Energy
	6.625% 8/15/20	795,000	862,575
	6.875% 11/15/20	288,000	313,920
	7.25% 12/15/18	153,000	170,595
	Comstock Resources 7.75% 4/1/19	2,715,000	2,826,993
	Copano Energy 7.75% 6/1/18	1,441,000	1,505,845
	Crosstex Energy 8.875% 2/15/18	1,622,000	1,772,035
#	Helix Energy Solutions Group 144A 9.50% 1/15/16	3,133,000	3,305,314
#	Hercules Offshore 144A 10.50% 10/15/17	2,579,000	2,707,950

13

Statement of net assets
Delaware High-Yield Opportunities Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
#	Hilcorp Energy I 144A 8.00% 2/15/20	$2,264,000	$2,456,440
	Holly 9.875% 6/15/17	1,525,000	1,719,438
#	Laredo Petroleum 144A 9.50% 2/15/19	2,845,000	3,037,037
	Linn Energy
	8.625% 4/15/20	1,820,000	2,024,750
	#144A 6.50% 5/15/19	905,000	906,131
#	NFR Energy 144A 9.75% 2/15/17	3,189,000	3,141,165
#	Oasis Petroleum 144A 7.25% 2/1/19	2,121,000	2,189,933
	Offshore Group Investments
	11.50% 8/1/15	1,906,000	2,120,425
	#144A 11.50% 8/1/15	255,000	283,688
	Petrohawk Energy 7.25% 8/15/18	2,707,000	3,160,423
	Petroleum Development 12.00% 2/15/18	1,883,000	2,108,960
	Pioneer Drilling 9.875% 3/15/18	1,022,000	1,101,205
*	Quicksilver Resources 7.125% 4/1/16	1,601,000	1,617,010
	SandRidge Energy
	8.75% 1/15/20	429,000	472,973
	#144A 7.50% 3/15/21	2,506,000	2,634,433
			55,843,580
Financial Services – 2.69%
	E Trade Financial PIK 12.50% 11/30/17	2,158,000	2,589,600
*•#	ILFC E-Capital Trust I 144A 5.74% 12/21/65	2,460,000	2,068,835
*•#	ILFC E-Capital Trust II 144A 6.25% 12/21/65	4,420,000	3,801,200
	Nuveen Investments 10.50% 11/15/15	4,980,000	5,216,549
			13,676,184
Healthcare – 6.39%
	Accellent 10.00% 11/1/17	1,355,000	1,338,063
#	AMGH Merger Sub 144A 9.25% 11/1/18	2,570,000	2,762,750
	Community Health Systems 8.875% 7/15/15	2,500,000	2,590,625
#	DJO Finance 144A 9.75% 10/15/17	4,094,000	4,175,879
*	HealthSouth 7.75% 9/15/22	533,000	570,310
#	inVentiv Health 144A 10.00% 8/15/18	1,903,000	1,864,940
	Lantheus Medical Imaging 9.75% 5/15/17	3,422,000	3,507,550
	LVB Acquisition 11.625% 10/15/17	2,368,000	2,619,600
#	Multiplan 144A 9.875% 9/1/18	2,777,000	2,992,218
	NBTY 9.00% 10/1/18	2,999,000	3,220,176

14

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Healthcare (continued)
*	Radiation Therapy Services 9.875% 4/15/17	$2,278,000	$2,232,440
	Radnet Management 10.375% 4/1/18	1,979,000	2,018,580
#	STHI Holding 144A 8.00% 3/15/18	2,533,000	2,608,990
			32,502,121
Insurance – 2.56%
*•	American International Group 8.175% 5/15/58	3,416,000	3,736,250
•	Genworth Financial 6.15% 11/15/66	1,422,000	938,520
•	ING Groep 5.775% 12/29/49	3,513,000	3,196,830
•#	Liberty Mutual Group 144A 7.00% 3/15/37	2,698,000	2,628,616
•	XL Group 6.50% 12/31/49	2,700,000	2,548,125
			13,048,341
Media – 7.10%
#	Affinion Group 144A 7.875% 12/15/18	3,057,000	2,904,150
#	AMC Networks 144A 7.75% 7/15/21	2,675,000	2,822,125
#	AMO Escrow 144A 11.50% 12/15/17	1,255,000	1,352,263
	Cablevision Systems 8.00% 4/15/20	1,153,000	1,268,300
	CCO Holdings
	*8.125% 4/30/20	2,199,000	2,424,398
	#144A 7.00% 1/15/19	284,000	296,070
#	Clear Channel Communications 144A 9.00% 3/1/21	2,684,000	2,549,800
*	Entravision Communications 8.75% 8/1/17	1,560,000	1,638,000
*#	Kabel BW Erste Beteiligungs 144A 7.50% 3/15/19	1,980,000	2,049,300
	MDC Partners
	11.00% 11/1/16	2,275,000	2,522,406
	#144A 11.00% 11/1/16	1,260,000	1,384,425
	Nexstar Broadcasting 8.875% 4/15/17	2,039,000	2,156,243
*#	Ono Finance II 144A 10.875% 7/15/19	3,541,000	3,709,197
#	Sinclair Television Group 144A 9.25% 11/1/17	1,380,000	1,524,900
#	UPC Holding 144A 9.875% 4/15/18	2,072,000	2,305,100
	Virgin Media Finance 8.375% 10/15/19	1,249,000	1,402,003
*	WMG Acquisition 9.50% 6/15/16	1,590,000	1,695,338
#	XM Satellite Radio 144A 7.625% 11/1/18	1,999,000	2,128,935
			36,132,953

15

Statement of net assets
Delaware High-Yield Opportunities Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Services – 11.06%
*#	ARAMARK Holdings PIK 144A 8.625% 5/1/16	$2,725,000	$2,820,375
	Beazer Homes USA
	9.125% 6/15/18	723,000	610,935
	9.125% 5/15/19	3,104,000	2,607,360
	Cardtronics 8.25% 9/1/18	997,000	1,061,805
#	Casella Waste Systems 144A 7.75% 2/15/19	1,571,000	1,563,145
#	CMA CGM 144A 8.50% 4/15/17	2,805,000	2,103,750
	Darling International 8.50% 12/15/18	1,248,000	1,380,600
*#	Delta Air Lines 144A 12.25% 3/15/15	1,931,000	2,160,306
#	Equinox Holdings 144A 9.50% 2/1/16	2,004,000	2,134,260
	Harrah’s Operating 10.00% 12/15/18	6,041,000	5,436,899
	Kansas City Southern de Mexico
	8.00% 2/1/18	1,744,000	1,940,549
	#144A 6.125% 6/15/21	850,000	873,375
	Kansas City Southern Railway 13.00% 12/15/13	1,000	1,170
*	Marina District Finance 9.875% 8/15/18	1,385,000	1,423,088
	MGM Resorts International 11.375% 3/1/18	6,116,000	7,125,139
	M/I Homes 8.625% 11/15/18	4,014,000	3,993,929
@‡	Northwest Airlines 10.00% 2/1/12	575,000	3,910
	PHH 9.25% 3/1/16	2,025,000	2,227,500
	RSC Equipment Rental
	8.25% 2/1/21	1,416,000	1,469,100
	10.25% 11/15/19	194,000	217,765
#	Seven Seas Cruises 144A 9.125% 5/15/19	2,660,000	2,786,350
	Standard Pacific 10.75% 9/15/16	958,000	1,096,910
	Swift Services Holdings 10.00% 11/15/18	1,115,000	1,205,594
*#	Swift Transportation 144A 12.50% 5/15/17	1,509,000	1,618,403
#	United Air Lines 144A 12.00% 11/1/13	2,625,000	2,802,188
#	West 144A 7.875% 1/15/19	2,735,000	2,741,838
	Wynn Las Vegas 7.75% 8/15/20	2,600,000	2,886,000
			56,292,243
Technology & Electronics – 5.85%
*	Advanced Micro Devices 7.75% 8/1/20	2,575,000	2,723,063
	Aspect Software 10.625% 5/15/17	2,135,000	2,295,125
	Avaya
	9.75% 11/1/15	440,000	449,900
	#144A 7.00% 4/1/19	2,951,000	2,869,848
	PIK 10.125% 11/1/15	585,000	601,088

16

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Technology & Electronics (continued)
#	Buccaneer Merger Sub 144A 9.125% 1/15/19	$2,065,000	$2,170,831
*	First Data
	9.875% 9/24/15	3,000,000	3,059,999
	11.25% 3/31/16	2,747,000	2,719,530
*	GXS Worldwide 9.75% 6/15/15	2,531,000	2,568,965
#	iGate 144A 9.00% 5/1/16	2,660,000	2,673,300
	MagnaChip Semiconductor 10.50% 4/15/18	1,540,000	1,713,250
#	MedAssets 144A 8.00% 11/15/18	1,205,000	1,223,075
#	Seagate HDD Cayman 144A 7.75% 12/15/18	2,649,000	2,794,695
*	SunGard Data Systems 10.25% 8/15/15	1,842,000	1,915,680
			29,778,349
Telecommunications – 8.90%
#	Clearwire Communications 144A
	12.00% 12/1/15	1,363,000	1,393,668
	*12.00% 12/1/15	1,637,000	1,679,971
	*12.00% 12/1/17	3,579,538	3,311,133
#	Columbus International 144A 11.50% 11/20/14	2,800,000	3,157,783
*	Cricket Communications 7.75% 10/15/20	2,764,000	2,750,180
#	Digicel Group 144A 10.50% 4/15/18	2,439,000	2,737,778
#	EH Holding 144A 7.625% 6/15/21	2,190,000	2,266,650
#	Integra Telecom Holdings 144A 10.75% 4/15/16	2,025,000	2,111,063
	Intelsat Bermuda
	11.25% 2/4/17	3,550,000	3,807,375
	PIK 11.50% 2/4/17	3,708,300	3,995,692
#	Level 3 Communications 144A 11.875% 2/1/19	1,100,000	1,207,250
	Level 3 Financing 10.00% 2/1/18	2,586,000	2,799,345
	NII Capital 7.625% 4/1/21	1,356,000	1,430,580
	PAETEC Holding 9.875% 12/1/18	1,720,000	1,853,300
*#	Satmex Escrow 144A 9.50% 5/15/17	1,330,000	1,369,900
*	Sprint Capital 8.75% 3/15/32	2,609,000	2,837,288
	Telesat Canada 12.50% 11/1/17	1,403,000	1,653,786
#	Wind Acquisition Finance 144A 11.75% 7/15/17	4,400,000	4,900,499
			45,263,241
Utilities – 2.18%
#	Calpine 144A
	7.50% 2/15/21	1,625,000	1,690,000
	7.875% 1/15/23	1,050,000	1,103,813

17

Statement of net assets
Delaware High-Yield Opportunities Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Utilities (continued)
	Elwood Energy 8.159% 7/5/26	$1,326,373	$1,339,636
	GenOn Energy 9.50% 10/15/18	1,479,000	1,556,648
*	Mirant Americas 8.50% 10/1/21	2,712,000	2,779,799
#	NRG Energy 144A 7.875% 5/15/21	2,600,000	2,626,000
			11,095,896
Total Corporate Bonds (cost $452,272,184)			467,674,794

«Senior Secured Loans – 1.18%
	Brock Holdings III 10.00% 2/15/18	925,000	953,911
	PQ 6.69% 7/30/15	2,504,000	2,460,180
	Texas Competitive Electric Holdings 3.686% 10/10/14	3,295,000	2,594,812
Total Senior Secured Loans (cost $5,898,356)			6,008,903

		Number of shares
Common Stock – 0.49%
†	Alliance HealthCare Service	107,528	388,176
=∏†	Avado Brands	10,210	0
=†	Century Communications	4,250,000	0
†	Delta Air Lines	208	1,641
†	DIRECTV Class A	19,150	970,522
†	Flextronics International	49,950	322,178
*†	GenOn Energy	5,032	19,574
†	GeoEye	7,900	315,684
*†	Mobile Mini	22,073	465,961
=∏†	PT Holdings	3,285	33
Total Common Stock (cost $5,166,712)			2,483,769

Preferred Stock – 1.57%
	Ally Financial
	∏•8.50%	50,000	1,231,000
	#144A 7.00%	4,200	3,815,963
•†	GMAC Capital Trust I 8.125%	115,000	2,946,300
=†	PT Holdings	657	0
Total Preferred Stock (cost $8,344,280)			7,993,263

18

		Number of shares	Value (U.S. $)
	Warrant – 0.00%
=∏@†	PT Holdings	657	$7
	Total Warrant (cost $15,768)		7

		Principal
		amount (U.S. $)
	Short-Term Investments – 3.76%
	≠Discount Note – 2.80%
	Federal Home Loan Bank 0.05% 8/6/11	$14,264,091	14,264,091
			14,264,091
	Repurchase Agreement – 0.96%
	BNP Paribas 0.14%, dated 7/29/11, to be
	repurchased on 8/1/11, repurchase price
	$4,881,010 (collateralized by U.S.
	Government obligations 3.875% 4/15/29,
	market value $4,978,575)	4,880,953	4,880,953
			4,880,953
	Total Short-Term Investments (cost $19,145,044)		19,145,044

	Total Value of Securities Before Securities
	Lending Collateral – 98.90% (cost $490,842,344)		503,305,780

		Number of shares
	Securities Lending Collateral** – 14.70%
	Investment Companies
	BNY Mellon SL DBT II Liquidating Fund	325,764	314,395
	Delaware Investments Collateral Fund No. 1	74,493,052	74,493,052
	†@Mellon GSL Reinvestment Trust II	514,615	0
	Total Securities Lending Collateral (cost $75,333,431)		74,807,447

	Total Value of Securities – 113.60%
	(cost $566,175,775)		578,113,227	©
	Obligation to Return Securities
	Lending Collateral** – (14.80%)		(75,333,431)
	Receivables and Other Assets
	Net of Other Liabilities – 1.20%		6,103,759
	Net Assets Applicable to 121,267,918
	Shares Outstanding – 100.00%		$508,883,555

19

Statement of net assets
Delaware High-Yield Opportunities Fund

Net Asset Value – Delaware High-Yield Opportunities Fund
Class A ($306,303,707 / 73,015,498 Shares)	$4.20
Net Asset Value – Delaware High-Yield Opportunities Fund
Class B ($7,527,206 / 1,795,089 Shares)	$4.19
Net Asset Value – Delaware High-Yield Opportunities Fund
Class C ($53,151,229 / 12,650,568 Shares)	$4.20
Net Asset Value – Delaware High-Yield Opportunities Fund
Class R ($19,046,109 / 4,525,912 Shares)	$4.21
Net Asset Value – Delaware High-Yield Opportunities Fund
Institutional Class ($122,855,304 / 29,280,851 Shares)	$4.20

Components of Net Assets at July 31, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$538,824,815
Undistributed net investment income	716,341
Accumulated net realized loss on investments	(42,594,732)
Net unrealized appreciation of investments	11,937,131
Total net assets	$508,883,555

*	Fully or partially on loan.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2011, the aggregate amount of Rule 144A securities was $217,537,430, which represented 42.75% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of July 31, 2011. Interest rates reset periodically.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At July 31, 2011, the aggregate amount of fair valued securities was $438,160, which represented 0.09% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
@	Illiquid securities. At July 31, 2011, the aggregate amount of illiquid securities was $442,037, which represented 0.09% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
‡	Non income producing security. Security is currently in default.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at July 31, 2011.

20

†	Non income producing security.
∏	Restricted securities. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At July 31, 2011, the aggregate amount of restricted securities was $1,231,040, which represented 0.24% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements.”
©	Includes $72,427,569 of securities loaned.

PIK — Pay-in-kind

Net Asset Value and Offering Price Per Share –
Delaware High-Yield Opportunities Fund
Net asset value Class A (A)	$4.20
Sales charge (4.50% of offering price) (B)	0.20
Offering price	$4.40

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

21

Statement of operations
Delaware High-Yield Opportunities Fund	Year Ended July 31, 2011

Investment Income:
Interest	$44,797,642
Dividends	465,811
Securities lending income	460,745	$45,724,198

Expenses:
Management fees	3,393,472
Distribution expenses – Class A	1,084,498
Distribution expenses – Class B	92,239
Distribution expenses – Class C	463,552
Distribution expenses – Class R	100,576
Dividend disbursing and transfer agent fees and expenses	789,090
Accounting and administration expenses	206,449
Registration fees	102,079
Reports and statements to shareholders	62,734
Legal fees	43,069
Audit and tax	34,116
Insurance fees	30,814
Trustees’ fees	27,909
Dues and services	23,835
Custodian fees	12,567
Consulting fees	8,273
Pricing fees	6,119
Trustees’ expenses	3,102	6,484,493
Less fees waived		(477,332)
Less waived distribution expenses – Class R		(16,763)
Less expense paid indirectly		(1,377)
Total operating expenses		5,989,021
Net Investment Income		39,735,177

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		30,062,333
Net change in unrealized appreciation/depreciation of investments		(3,141,584)
Net Realized and Unrealized Gain on Investments		26,920,749

Net Increase in Net Assets Resulting from Operations		$66,655,926

See accompanying notes, which are an integral part of the financial statements.

23

Statements of changes in net assets
Delaware High-Yield Opportunities Fund

	Year Ended
	7/31/11	7/31/10
Increase (Decrease) in Net Assets from Operations:
Net investment income	$39,735,177	$40,285,552
Net realized gain on investments	30,062,333	42,973,954
Net change in unrealized appreciation/depreciation
of investments	(3,141,584)	2,298,932
Net increase in net assets resulting from operations	66,655,926	85,558,438

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(28,743,438)	(29,460,917)
Class B	(663,551)	(947,675)
Class C	(3,302,907)	(2,906,880)
Class R	(1,280,922)	(1,618,544)
Institutional Class	(6,949,686)	(4,490,067)
	(40,940,504)	(39,424,083)

Capital Share Transactions:
Proceeds from shares sold:
Class A	147,142,944	167,859,742
Class B	89,206	308,444
Class C	24,959,490	8,696,441
Class R	10,148,940	12,483,630
Institutional Class	107,327,461	36,358,388

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	21,600,062	20,974,439
Class B	378,617	532,742
Class C	2,000,469	1,484,481
Class R	1,262,481	1,388,706
Institutional Class	4,633,841	2,797,535
	319,543,511	252,884,548

24

	Year Ended
	7/31/11	7/31/10
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(216,729,375)	$(148,761,801)
Class B	(3,578,810)	(3,977,335)
Class C	(11,892,841)	(9,316,161)
Class R	(7,872,999)	(16,181,518)
Institutional Class	(52,727,065)	(29,512,003)
	(292,801,090)	(207,748,818)
Increase in net assets derived from
capital share transactions	26,742,421	45,135,730
Net Increase in Net Assets	52,457,843	91,270,085

Net Assets:
Beginning of year	456,425,712	365,155,627
End of year (including undistributed net investment
income of $716,341 and $158,107, respectively)	$508,883,555	$456,425,712

See accompanying notes, which are an integral part of the financial statements.

25

Financial highlights
Delaware High-Yield Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

26

Year Ended
7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
$3.980	$3.560	$3.880	$4.260	$4.260

0.315	0.356	0.323	0.299	0.321
0.231	0.412	(0.347)	(0.368)	0.012
0.546	0.768	(0.024)	(0.069)	0.333

(0.326)	(0.348)	(0.296)	(0.311)	(0.333)
(0.326)	(0.348)	(0.296)	(0.311)	(0.333)

$4.200	$3.980	$3.560	$3.880	$4.260

14.11%	22.30%	0.81%	(1.74% )	7.82%

$306,304	$335,684	$261,286	$86,809	$102,420
1.11%	1.11%	1.15%	1.13%	1.13%

1.20%	1.25%	1.37%	1.31%	1.27%
7.60%	9.25%	9.92%	7.28%	7.24%

7.51%	9.11%	9.70%	7.10%	7.10%
115%	141%	89%	143%	149%

27

Financial highlights
Delaware High-Yield Opportunities Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

28

Year Ended
7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
$3.980	$3.560	$3.880	$4.260	$4.260

0.286	0.329	0.300	0.271	0.291
0.221	0.412	(0.347)	(0.368)	0.012
0.507	0.741	(0.047)	(0.097)	0.303

(0.297)	(0.321)	(0.273)	(0.283)	(0.303)
(0.297)	(0.321)	(0.273)	(0.283)	(0.303)

$4.190	$3.980	$3.560	$3.880	$4.260

13.06%	21.46%	0.11%	(2.42% )	7.08%

$7,527	$10,143	$11,966	$7,827	$12,446
1.81%	1.81%	1.85%	1.83%	1.83%

1.90%	1.95%	2.07%	2.01%	1.97%
6.90%	8.55%	9.22%	6.58%	6.54%

6.81%	8.41%	9.00%	6.40%	6.40%
115%	141%	89%	143%	149%

29

Financial highlights
Delaware High-Yield Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

30

Year Ended
7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
$3.990	$3.560	$3.880	$4.260	$4.260

0.287	0.329	0.300	0.270	0.290
0.221	0.422	(0.347)	(0.368)	0.012
0.508	0.751	(0.047)	(0.098)	0.302

(0.298)	(0.321)	(0.273)	(0.282)	(0.302)
(0.298)	(0.321)	(0.273)	(0.282)	(0.302)

$4.200	$3.990	$3.560	$3.880	$4.260

13.04%	21.75%	0.10%	(2.44% )	7.07%

$53,151	$36,060	$31,415	$21,146	$27,179
1.81%	1.81%	1.85%	1.83%	1.83%

1.90%	1.95%	2.07%	2.01%	1.97%
6.90%	8.55%	9.22%	6.58%	6.54%

6.81%	8.41%	9.00%	6.40%	6.40%
115%	141%	89%	143%	149%

31

Financial highlights
Delaware High-Yield Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager and during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

32

Year Ended
7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
$3.990	$3.570	$3.890	$4.270	$4.270

0.308	0.349	0.316	0.291	0.313
0.231	0.412	(0.347)	(0.368)	0.012
0.539	0.761	(0.031)	(0.077)	0.325

(0.319)	(0.341)	(0.289)	(0.303)	(0.325)
(0.319)	(0.341)	(0.289)	(0.303)	(0.325)

$4.210	$3.990	$3.570	$3.890	$4.270

13.87%	22.01%	0.62%	(1.93% )	7.59%

$19,046	$14,708	$15,323	$11,305	$9,251
1.31%	1.31%	1.35%	1.33%	1.33%

1.50%	1.55%	1.67%	1.61%	1.57%
7.40%	9.05%	9.72%	7.08%	7.04%

7.21%	8.81%	9.40%	6.80%	6.80%
115%	141%	89%	143%	149%

33

Financial highlights
Delaware High-Yield Opportunities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

34

Year Ended
7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
$3.980	$3.560	$3.880	$4.260	$4.260

0.328	0.367	0.332	0.312	0.335
0.231	0.412	(0.347)	(0.368)	0.012
0.559	0.779	(0.015)	(0.056)	0.347

(0.339)	(0.359)	(0.305)	(0.324)	(0.347)
(0.339)	(0.359)	(0.305)	(0.324)	(0.347)

$4.200	$3.980	$3.560	$3.880	$4.260

14.45%	22.65%	1.11%	(1.45% )	8.15%

$122,855	$59,831	$45,166	$37,465	$26,557
0.81%	0.81%	0.85%	0.83%	0.83%

0.90%	0.95%	1.07%	1.01%	0.97%
7.90%	9.55%	10.22%	7.58%	7.54%

7.81%	9.41%	10.00%	7.40%	7.40%
115%	141%	89%	143%	149%

35

Notes to financial statements
Delaware High-Yield Opportunities Fund	July 31, 2011

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers five Series: Delaware Core Bond Fund, Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, Delaware Diversified Floating Rate Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware High-Yield Opportunities Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The

36

earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (July 31, 2008-July 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on July 29, 2011.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific

37

Notes to financial statements
Delaware High-Yield Opportunities Fund

1. Significant Accounting Policies (continued)

securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended July 31, 2011.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended July 31, 2011, the Fund earned $1,377 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), do not exceed 0.81% of average daily net assets of the Fund through November 28, 2011. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The

38

fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended July 31, 2011, the Fund was charged $25,999 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund paid DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services. Effective July 18, 2011, the Fund pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class R shares’ 12b-1 fees through November 28, 2011 to no more than 0.50% of its average daily net assets. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above.

At July 31, 2011, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC	$259,163
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	21,944
Distribution fees payable to DDLP	141,781
Other expenses payable to DMC and affiliates*	14,449

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended July 31, 2011, the Fund was charged $12,631 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended July 31, 2011, DDLP earned $ 88,466 for commissions on sales of the Fund’s Class A shares. For the year ended July 31, 2011, DDLP received gross CDSC commissions of $ 16, $ 3,693 and $ 5,759 on redemptions of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

39

Notes to financial statements
Delaware High-Yield Opportunities Fund

3. Investments

For the year ended July 31, 2011, the Fund made purchases of $579,322,495 and sales of $566,033,323 of investment securities other than short-term investments.

At July 31, 2011, the cost of investments for federal income tax purposes was $565,825,513. At July 31, 2011, net unrealized appreciation was $12,287,714, of which $22,717,366 related to unrealized appreciation of investments and $10,429,652 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

40

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$2,483,736	$—	$33	$2,483,769
Corporate Debt	—	473,245,577	438,120	473,683,697
Short-Term Investments	4,880,953	14,264,091	—	19,145,044
Securities Lending Collateral	—	74,807,447	—	74,807,447
Other	4,177,300	3,815,963	7	7,993,270
Total	$11,541,989	$566,133,078	$438,160	$578,113,227

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

			Securities
	Common	Corporate	Lending
	Stock	Debt	Collateral	Other		Total
Balance as of 7/31/10	$33	$698,104	$23,037		$25	$721,199
Sales	(20,088)	—	(27,428)		—	(47,516)
Net realized loss	—	(1,105,297)	—		—	(1,105,297)
Net change in unrealized
appreciation/depreciation	20,088	845,313	4,391		(18)	869,774
Balance as of 7/31/11	$33	$438,120	$—		$7	$438,160

Net change in unrealized
appreciation/depreciation
from investments still held
as of 7/31/11	$20,088	$(259,984)	$(21,871)	$	(—)	$(261,767)

During the year ended July 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

41

Notes to financial statements
Delaware High-Yield Opportunities Fund

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended July 31, 2011 and 2010 was as follows:

	Year Ended
	7/31/11	7/31/10
Ordinary income	$40,940,504	$39,424,083

5. Components of Net Assets on a Tax Basis

As of July 31, 2011, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$538,824,815
Undistributed ordinary income	1,771,936
Distributions payable	(1,055,595)
Capital loss carryforwards	(42,944,994)
Unrealized appreciation of investments	12,287,393
Net assets	$508,883,555

The differences between book basis and tax basis components of the net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of distributions payable, and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of contingent payment on debt instruments and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the year ended July 31, 2011, the Fund recorded the following reclassifications:

Undistributed net investment income	$1,763,561
Accumulated net realized loss	(1,763,561)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $29,242,656 was utilized in 2011. Capital loss carryforwards remaining at July 31, 2011 will expire as follows: $2,444,609 expires in 2016 and $40,500,385 expires in 2017. The use of these losses is subject to an annual limitation in accordance with the internal revenue code.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However,

42

any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	7/31/11	7/31/10
Shares sold:
Class A	35,395,485	43,830,346
Class B	21,522	82,502
Class C	5,978,891	2,249,268
Class R	2,418,512	3,232,698
Institutional Class	25,749,143	9,415,231

Shares issued upon reinvestment of dividends and distributions:
Class A	5,202,322	5,432,839
Class B	91,383	139,237
Class C	480,119	384,265
Class R	302,749	358,991
Institutional Class	1,111,162	725,099
	76,751,288	65,850,476

Shares repurchased:
Class A	(51,905,636)	(38,390,163)
Class B	(866,308)	(1,037,965)
Class C	(2,851,557)	(2,406,175)
Class R	(1,878,009)	(4,203,770)
Institutional Class	(12,603,596)	(7,810,320)
	(70,105,106)	(53,848,393)
Net increase	6,646,182	12,002,083

For the years ended July 31, 2011 and 2010, 426,642 Class B shares were converted to 426,407 Class A shares valued at $1,754,683 and 365,984 Class B shares were converted to 365,984 Class A shares valued at $1,407,892, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

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Notes to financial statements
Delaware High-Yield Opportunities Fund

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

On November 16, 2010, the Fund, along with the other Participants, entered into an amendment to the agreement for a $50,000,000 revolving line of credit. Effective as of August 1, 2011, the Fund, along with the other Participants, entered into an amendment to the agreement for a $100,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Fund had no amounts outstanding as of July 31, 2011 or at any time during the year then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investment Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participates in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but

44

there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2011, the value of the securities on loan was $72,427,569, for which the Fund received collateral, comprised of non-cash collateral valued at $262,552, and cash collateral of $75,333,431. At July 31, 2011, the value of invested collateral was $74,807,447. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

45

Notes to financial statements
Delaware High-Yield Opportunities Fund

9. Credit and Market Risk (continued)

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2011 that would require recognition or disclosure in the Fund’s financial statements.

12. Tax Information (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring designation, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended July 31, 2011, the Fund designates distributions paid during the year as follows:

(A) Ordinary Income Distribution (Tax Basis)*	100%

(A) is based on a percentage of the Fund’s total distributions.

*For the fiscal year ended July 31, 2011, certain interest income paid by the Fund, determined to be Qualified Interest Income may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004 and as extended by Tax Relief, Unemployment Insurance Reauthorization and Jobs Creation Act of 2010. For the fiscal year ended July 31, 2011, the Fund has designated a maximum distribution of $40,427,527, of Qualified Interest Income.

46

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group® Income Funds
and the Shareholders of Delaware High-Yield Opportunities Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware High-Yield Opportunities Fund (one of the series constituting Delaware Group Income Funds, hereafter referred to as the “Fund”) at July 31, 2011, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2011 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended July 31, 2009 were audited by other independent accountants whose report dated September 21, 2009 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 28, 2011

47

Other Fund information
(Unaudited)
Delaware High-Yield Opportunities Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Income Funds (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ended July 31, 2010. During the fiscal years ended July 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

48

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne1	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

50

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	75	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.2
Board of Governors Member
Investment Company
Institute (ICI)

Finance Committee Member
St. John Vianney Roman
Catholic Church

Board of Trustees
Agnes Irwin School

Member of Investment
Committee
Cradle of Liberty Council,
BSA
(2007–2010)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

51

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

52

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	75	Chairman of Investment
(March 2004–Present)		Committee
		Pennsylvania Academy of
Investment Manager		Fine Arts
Morgan Stanley & Co.
(January 1984–March 2004)		Investment Committee and
		Governance Committee
		Member
		Pennsylvania Horticultural
		Society

		Director
		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

President	75	Board of Governors Member —
Drexel University		NASDAQ OMX PHLX LLC
(August 2010–Present)
		Director and Audit
President		Committee Member
Franklin & Marshall College		Community Health Systems
(July 2002–July 2010)
		Director — Ecore
		International
		(2009–2010)

		Director — Allied
		Barton Securities Holdings
		(2005–2008)

Managing Director	75	None
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	75	None
Assurant, Inc. (Insurance)
(2002–2004)

53

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

54

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Consultant	75	Director and Audit
ARL Associates		Committee Chair
(Financial Planning)		Systemax Inc.
(1983–Present)		(2001–2009)

Director and Audit
Committee Chairperson
Andy Warhol Foundation
(1999–2007)

Executive Advisor to Dean	75	Trust Manager — Camden
(since August 2011) and		Property Trust
Interim Dean		(since August 2011)
(January 2011–July 2011) —
University of Miami School of		Board of Trustees
Business Administration		Thunderbird School of
Global Management
President — U.S. Trust,		(2007–2011)
Bank of America Private
Wealth Management		Board of Trustees
(Private Banking)		Carrollton School of the
(July 2007–December 2008)		Sacred Heart
(since 2007)
President and Director
(November 2005–June 2007) and		Board Member
Chief Executive Officer		Foreign Policy Association
(April 2007–June 2007) —		(since 2006)
U.S. Trust Company
(Private Banking)		Board of Trustees
Georgetown Preparatory School
(2005–2011)

Board of Trustees
Miami City Ballet
(2000–2011)

Board of Trustees
St. Thomas University
(2005–2011)

55

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

56

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	75	Director and Audit
(January 2006–Present)		Committee Member
Vice President — Mergers & Acquisitions		Okabena Company
(January 2003–January 2006), and
Vice President and Treasurer		Chair — 3M
(July 1995–January 2003)		Investment Management
3M Corporation		Company

Founder	75	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)

Founder		Director
Sutton Asset Management		Oxigene, Inc.
(Hedge Fund)		(2003–2008)
(September 1996–Present)

57

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

58

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	75	None3
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	75	None3
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	75	None3
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	75	None3
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

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About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Executive Advisor to Dean, University of Miami School of Business Administration Coral Gables, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware High-Yield Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

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Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     John A. Fry
     Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $112,200 for the fiscal year ended July 31, 2011.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $114,700 for the fiscal year ended July 31, 2010.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended July 31, 2011.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $593,000 for the registrant’s fiscal year ended July 31, 2011. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year-end audit procedures, reporting up and subsidiary statutory audits.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended July 31, 2010.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $84,000 for the registrant’s fiscal year ended July 31, 2010. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: audit procedures performed on Delaware Investments for its consolidation into Macquarie’s financial statements as of March 31, 2010.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $0 for the fiscal year ended July 31, 2011.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $10,000 for the registrant’s fiscal year ended July 31, 2011. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: state and local tax review.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $21,150 for the fiscal year ended July 31, 2010. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended July 31, 2010.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended July 31, 2011.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $25,000 for the registrant’s fiscal year ended July 31, 2011. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These other services were as follows: attest examination of management’s assertion to the controls in place at the transfer agent to be in compliance with Rule 17ad-13(a)(3) of the Securities Exchange Act of 1934.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended July 31, 2010.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended July 31, 2010.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $0 and $0 for the registrant’s fiscal years ended July 31, 2011 and July 31, 2010, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Income Funds

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	September 29, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	September 29, 2011

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 29, 2011